UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

150 Social Hall Avenue 4th Floor Salt Lake City, Utah	84111
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 93.8%

	Agricultural Products 1.3%
3,676,146	Chaoda Modern Agriculture Holdings Ltd. (China)	$3,556,711
1,559,065	China Green Holdings Ltd. (China)	1,564,142

		5,120,853

	Airlines 2.3%
207,549	Allegiant Travel Co.	8,860,267

	Apparel, Accessories & Luxury Goods 1.3%
1,953,497	Ports Design Ltd. (China)	4,968,105

	Application Software 2.4%
115,838	ANSYS, Inc.*	4,699,548
299,300	Tyler Technologies, Inc.*	4,645,136

		9,344,684

	Asset Management & Custody Banks 4.9%
78,619	Affiliated Managers Group, Inc.*	4,777,677
364,279	SEI Investments Co.	7,416,720
5,387	Solar Capital Ltd.	103,753
353,955	Solar Capital Ltd. **+	6,817,173

		19,115,323

	Automotive Retail 5.0%
203,501	Monro Muffler Brake, Inc.	8,044,395
244,674	O’Reilly Automotive, Inc.*	11,636,695

		19,681,090

	Construction & Engineering 0.9%
87,693	URS Corp.*	3,450,719

	Consumer Finance 4.2%
500,369	Dollar Financial Corp.*	9,902,302
310,510	First Cash Financial Services, Inc.*	6,769,118

		16,671,420

	Data Processing & Outsourced Services 2.8%
144,199	Alliance Data Systems Corp.*	8,582,725
238,400	Tivit Terceirizacao de Tecnologia e Servicos S.A. (Brazil)	2,406,603

		10,989,328

	Distributors 3.1%
632,890	LKQ Corp.*	12,202,119

	Diversified Banks 1.6%
235,526	Axis Bank Ltd. (India)	6,227,210

	Diversified Support Services 5.9%
554,517	Copart, Inc.*	19,857,254
158,871	LPS Brasil-Consultoria de Imoveis S.A. (Brazil)	2,036,172

71,225	Ritchie Bros. Auctioneers, Inc. (Canada)	1,297,719

		23,191,145

	Environmental & Facilities Services 2.5%
285,940	Waste Connections, Inc.*	9,976,447

	Health Care Distributors 2.4%
438,307	PSS World Medical, Inc.*	9,270,193

	Health Care Facilities 3.5%
535,859	Emeritus Corp.*	8,739,860
204,740	VCA Antech, Inc.*	5,069,363

		13,809,223

	Health Care Services 3.6%
251,014	MEDNAX, Inc.*	13,958,888

	Homefurnishing Retail 3.3%
767,922	Aaron’s, Inc.	13,108,428

	Industrial Machinery 2.9%
130,720	Graco, Inc.	3,684,997
269,035	IDEX Corp.	7,686,330

		11,371,327

	Insurance Brokers 1.7%
358,065	Brown & Brown, Inc.	6,853,364

	Internet Software & Services 0.5%
117,346	DealerTrack Holdings, Inc.*	1,930,342

	IT Consulting & Other Services 1.3%
105,880	Cognizant Technology Solutions Corp., Class A*	5,300,353

	Leisure Facilities 3.2%
399,253	Life Time Fitness, Inc.*	12,692,253

	Leisure Products 1.4%
251,314	Pool Corp.	5,508,803

	Life Sciences Tools & Services 3.5%
394,295	Pharmaceutical Product Development, Inc.	10,019,036
68,040	Techne Corp.	3,908,898

		13,927,934

	Mortgage REITs 1.3%
349,406	Redwood Trust, Inc.	5,115,304

	Oil & Gas Equipment & Services 1.8%
116,215	Dril-Quip, Inc.*	5,115,784
234,730	TETRA Technologies, Inc.*	2,131,349

		7,247,133

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value

	Oil & Gas Exploration & Production 1.3%
307,625	Petrohawk Energy Corp.*	$5,220,396

	Personal Products 2.6%
222,830	Herbalife Ltd.	10,261,321

	Regional Banks 1.0%
5,142,805	City Union Bank Ltd. (India)	3,961,047

	Research & Consulting Services 2.9%
262,493	CRA International, Inc.*	4,942,743
462,567	Resources Connection, Inc.*	6,290,911

		11,233,654

	Semiconductors 5.3%
133,940	Hittite Microwave Corp.*	5,992,476
387,065	Melexis N.V.* (Belgium)	3,946,350
378,644	Micrel, Inc.	3,854,596
88,525	Power Integrations, Inc.	2,850,062
101,203	Silicon Laboratories, Inc.*	4,104,794

		20,748,278

	Specialized Finance 5.0%
35,579	Crisil Ltd. (India)	4,453,167
344,680	MSCI, Inc., Class A*	9,444,232
86,745	Portfolio Recovery Associates, Inc.*	5,792,831

		19,690,230

	Specialty Stores 1.7%
271,425	Hibbett Sports, Inc.*	6,503,343

	Thrifts & Mortgage Finance 1.5%
90,280	Housing Development Finance Corp. Ltd. (India)	5,709,817

	Trading Companies & Distributors 2.3%
132,177	MSC Industrial Direct Co., Inc., Class A	6,696,087
206,918	Rush Enterprises, Inc., Class B*	2,410,595

		9,106,682

	Trucking 1.6%
179,335	Old Dominion Freight Line, Inc.*	6,301,832

	Total Common Stocks (cost $321,080,727)	368,628,855

	PREFERRED STOCKS 1.2%

	Regional Banks 1.2%
938,675	Banco Daycoval S.A. Pfd. (Brazil)	4,606,994

	Total Preferred Stocks (cost $6,577,985)	4,606,994

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.1%

	Repurchase Agreement 5.1%
$19,954,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $20,180,000 of United States Treasury Notes 1.50% due 12/31/13; value: $20,356,575; repurchase proceeds: $19,954,000 (cost $19,954,000)	$19,954,000

	Total Short-Term Investments
	(cost $19,954,000)	19,954,000

	Total Investments
	(cost $347,612,712) 100.1%^^	393,189,849
	Liabilities less Other Assets (0.1)%	(257,774)

	NET ASSETS 100.0%	$392,932,075

* Non-income producing.

**Common units.

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 8.75%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2010, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.1
Brazil	2.4
Canada	0.3
China	2.7
India	5.5
United States	88.0

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 94.4%

	Aerospace & Defense 0.7%
33,250	Bharat Electronics Ltd. (India)	$1,229,858

	Agricultural Products 0.4%
2,788,460	PT Sampoerna Agro (Indonesia)	692,623

	Air Freight & Logistics 0.7%
3,332,327	Aramex PJSC* (United Arab Emirates)	1,379,948

	Aluminum 0.5%
1,297,000	Midas Holdings Ltd. (Singapore)	840,120

	Apparel Retail 1.2%
139,460	Mr. Price Group Ltd. (South Africa)	811,516
382,600	Padini Holdings Berhad (Malaysia)	447,336
145,110	Truworths International Ltd. (South Africa)	1,011,994

		2,270,846

	Apparel, Accessories & Luxury Goods 4.2%
831,610	361 Degrees International Ltd. (China)	590,350
95,530	Cia. Hering (Brazil)	2,504,133
29,495	LG Fashion Corp. (Korea)	687,075
1,350,680	Ports Design Ltd. (China)	3,435,030
732,390	Xtep International Holdings Ltd. (China)	598,233

		7,814,821

	Application Software 0.3%
1,694,255	Kingdee International Software Group Co. Ltd. (China)	638,244

	Asset Management & Custody Banks 1.4%
335,100	CETIP S.A. (Brazil)	2,655,756

	Auto Parts & Equipment 0.8%
519,610	Exide Industries Ltd. (India)	1,458,679

	Brewers 0.7%
257,120	Guinness Anchor Berhad (Malaysia)	610,764
16,900	PT Multi Bintang Indonesia Tbk (Indonesia)	296,426
4,995	Zwack Unicum Nyrt. (Hungary)	399,536

		1,306,726

	Broadcasting 0.3%
575,000	BEC World Public Co. Ltd. (Thailand)	488,191

	Building Products 1.9%
1,364,015	Dynasty Ceramic Public Co. Ltd. (Thailand)	1,789,770
8,235,370	Home Product Center Public Co. Ltd. (Thailand)	1,805,221

		3,594,991

	Coal & Consumable Fuels 1.1%
335,780	PT Indo Tambangraya Megah (Indonesia)	1,365,318
341,400	PT Tambang Batubara Bukit Asam Tbk (Indonesia)	643,915

		2,009,233

	Commodity Chemicals 1.4%
203,955	Castrol India Ltd. (India)	1,937,005
84,543	Paints & Chemical Industries Co. S.A.E. (Egypt)	716,225

		2,653,230

	Communications Equipment 2.4%
171,760	Dasan Networks, Inc.* (Korea)	1,347,989
4,230,060	O-Net Communications Group Ltd.* (China)	1,895,646
192,910	Ubiquoss, Inc. (Korea)	1,130,218

		4,373,853

	Computer Hardware 0.5%
93,600	Positivo Informatica S.A. (Brazil)	885,885

	Computer Storage & Peripherals 0.5%
156,980	Simplo Technology Co. Ltd. (Taiwan)	850,786

	Construction & Engineering 0.3%
82,913	Heerim Architects & Planners (Korea)	526,102

	Construction & Farm Machinery & Heavy Trucks 0.8%
3,369,550	International Mining Machinery Holdings Ltd.* (China)	1,445,119

	Construction Materials 4.9%
349,866	Adana Cimento Sanayii Turk Anonim Sirketi, Class A (Turkey)	1,042,880
218,700	Corp Moctezuma S.A.B de C.V. (Mexico)	476,805
3,445	HOLCIM Maroc S.A. (Morocco)	917,767
43,855	Misr Beni Suef Cement Co. (Egypt)	1,231,882
217,240	Pretoria Portland Cement Co. Ltd. (South Africa)	899,395
14,911,400	PT Holcim Indonesia Tbk* (Indonesia)	3,536,773
1,049,280	PT Semen Gresik (Persero) Tbk (Indonesia)	1,006,003

		9,111,505

	Consumer Finance 2.1%
341,105	Banco Compartamos S.A. de C.V. (Mexico)	1,785,337
224,040	Mahindra & Mahindra Financial Services Ltd. (India)	2,156,031

		3,941,368

	Data Processing & Outsourced Services 0.7%
127,400	Tivit Terceirizacao de Tecnologia e Servicos S.A. (Brazil)	1,286,079

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Department Stores 3.0%
63,195	Lojas Renner S.A. (Brazil)	$1,727,025
14,095,886	PT Ramayana Lestari Sentosa Tbk (Indonesia)	1,481,569
1,282,500	Robinson Department Store Public Co. Ltd. (Thailand)	613,731
528,380	Woolworths Holdings Ltd. (South Africa)	1,644,444

		5,466,769

	Distillers & Vintners 0.4%
77,255	Distell Group Ltd. (South Africa)	660,601

	Diversified Banks 5.5%
572,600	Allahabad Bank Ltd. (India)	1,987,089
827,080	Asya Katilim Bankasi AS (Turkey)	1,892,967
141,380	Capitec Bank Holdings Ltd. (South Africa)	2,178,101
39,815	Commercial International Bank S.A.E GDR (Egypt)	485,743
359,804	National Societe Generale Bank S.A.E. (Egypt)	2,000,267
1,825,177	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	1,649,104

		10,193,271

	Diversified Metals & Mining 1.6%
13,680	Assore Ltd. (South Africa)	1,229,033
4,118,245	Merafe Resources Ltd. (South Africa)	669,296
4,489,775	PT Timah Tbk (Indonesia)	1,049,364

		2,947,693

	Education Services 0.6%
1,339,781	Advtech Ltd. (South Africa)	1,028,729

	Electrical Components & Equipment 1.5%
67,310	Voltamp Transformers Ltd. (India)	1,356,548
631,240	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	1,336,141

		2,692,689

	Electronic Components 0.8%
101,520	Partron Co. Ltd. (Korea)	1,445,154

	Electronic Equipment & Instruments 1.1%
1,048,075	Chroma ATE, Inc. (Taiwan)	2,004,348

	Environmental & Facilities Services 0.3%
10,375	Korea Plant Service & Engineering Co. Ltd. (Korea)	573,976

	Food Distributors 0.2%
6,770	Shinsegae Food Co. Ltd. (Korea)	447,422

	Food Retail 2.0%
34,250	BIM Birlesik Magazalar AS (Turkey)	951,543
1,450,930	CP ALL Public Co. Ltd. (Thailand)	1,287,874
162,895	Eurocash S.A. (Poland)	1,043,405
37,135	Shoprite Holdings Ltd. (South Africa)	400,018

		3,682,840

	Footwear 2.9%
401,205	Bata India Ltd. (India)	2,341,826
448,165	Daphne International Holdings Ltd. (China)	453,808
235,100	Grendene S.A. (Brazil)	1,016,188
73,075	NG2 S.A. (Poland)	1,168,379
683,400	Peak Sport Products Co. Ltd. (China)	450,014

		5,430,215

	Gas Utilities 1.0%
325,625	Indraprastha Gas Ltd. (India)	1,809,059

	General Merchandise Stores 0.3%
133,740	Clicks Group Ltd. (South Africa)	589,497

	Gold 1.1%
55,585	Kingsgate Consolidated Ltd. (Australia)	440,321
183,564	Koza Altin Isletmeleri AS (Turkey)	1,580,495

		2,020,816

	Health Care Facilities 1.0%
1,862,413	KPJ Healthcare Berhad (Malaysia)	1,871,858

	Health Care Services 0.8%
102,000	Diagnosticos da America S.A. (Brazil)	966,526
44,000	Fleury S.A.* (Brazil)	490,552

		1,457,078

	Health Care Supplies 0.4%
154,960	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	674,950

	Heavy Electrical Equipment 0.2%
156,830	China High Speed Transmission Equipment Group Co. Ltd. (China)	330,177

	Highways & Railtracks 1.0%
8,230,045	PT Jasa Marga (Indonesia)	1,826,959

	Home Improvement Retail 1.1%
4,595,750	Ace Hardware Indonesia (Indonesia)	912,559
108,625	Cashbuild Ltd. (South Africa)	1,063,845

		1,976,404

	Home Furnishing Retail 0.3%
78,400	Lewis Group Ltd. (South Africa)	601,110

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Hotels, Resorts & Cruise Lines 1.0%
181,363	City Lodge Hotels Ltd. (South Africa)	$1,819,549

	Human Resource & Employment Services 0.2%
604,600	Jobstreet Corp. Berhad (Malaysia)	373,498

	Hypermarkets & Super Centers 0.4%
217,900	Siam Makro Public Co. Ltd. (Thailand)	740,012

	Industrial Gases 0.7%
1,249,700	Yingde Gases Group Co.* (China)	1,234,405

	Industrial Machinery 3.7%
162,857	AIA Engineering Ltd. (India)	1,327,616
1,730,870	China Automation Group Ltd. (China)	1,119,761
85,110	Cummins India Ltd. (India)	1,085,399
171,715	King Slide Works Co. Ltd. (Taiwan)	912,640
188,955	SKF India Ltd. (India)	1,915,673
32,515	Thermax India Ltd. (India)	525,324

		6,886,413

	Internet Software & Services 1.1%
22,415	Daum Communications Corp.* (Korea)	1,539,125
1,108,000	Pacific Online (China)	422,178

		1,961,303

	Investment Banking & Brokerage 0.7%
154,600	Egyptian Financial Group-Hermes Holding (Egypt)	785,460
43,610	Egyptian Financial Group-Hermes Holding GDR (Egypt)	427,378

		1,212,838

	Life & Health Insurance 0.7%
162,800	Amil Participacoes S.A. (Brazil)	1,330,184

	Managed Health Care 0.4%
22,435	OdontoPrev S.A. (Brazil)	787,039

	Marine Ports & Services 2.1%
2,999,414	International Container Terminal Services, Inc. (Philippines)	1,963,916
230,025	Santos Brasil Participacoes S.A.** (Brazil)	1,924,358

		3,888,274

	Oil & Gas Equipment & Services 0.6%
603,810	Renaissance Services S.A.O.G. (Oman)	1,158,518

	Oil & Gas Exploration & Production 2.4%
1,022,050	Afren plc* (United Kingdom)	1,292,706
166,155	Gran Tierra Energy, Inc.* (Canada)	824,129
180,505	Pan Orient Energy Corp.* (Canada)	875,578
1,434,250	Petroneft Resources plc* (United Kingdom)	810,222
87,230	Selan Exploration Technology Ltd. (India)	717,524

		4,520,159
	Other Diversified Financial Services 1.0%
92,520	Intergroup Financial Services Corp. (Peru)	1,917,940

	Packaged Foods & Meats 4.2%
2,084,505	Agthia Group PJSC (United Arab Emirates)	1,069,986
87,500	Dutch Lady Milk Industries Berhad (Malaysia)	354,054
1,007,525	Hsu Fu Chi International Ltd. (China)	1,613,430
478,070	MAMEE Double Decker Berhad (Malaysia)	478,297
53,400	Nestle (Malaysia) Berhad (Malaysia)	577,297
313,900	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	1,683,830
2,567,390	PT Mayora Indah Tbk (Indonesia)	1,962,183

		7,739,077

	Paper Products 0.2%
2,496,125	NTPM Holdings Berhad (Malaysia)	449,223

	Personal Products 2.2%
170,495	Colgate-Palmolive India Ltd. (India)	3,065,808
200,980	Dabur India Ltd. (India)	907,770
211,565	PT Mandom Indonesia Tbk (Indonesia)	157,505

		4,131,083

	Pharmaceuticals 2.5%
13,359	Daewoong Pharmaceutical Co. Ltd. (Korea)	504,861
153,830	Egyptian International Pharmaceutical Industrial Co. (Egypt)	945,233
286,300	Genomma Lab Internacional S.A. de C.V., Class B* (Mexico)	957,454
40,195	Merck Ltd. (India)	627,975
5,725	Pharmstandard* *** (Russia)	416,308
50,660	Pharmstandard GDR* (Russia)	1,102,720

		4,554,551

	Precious Metals & Minerals 0.5%
152,990	Northam Platinum Ltd. (South Africa)	902,980

	Restaurants 1.5%
766,425	Ajisen China Holdings Ltd. (China)	855,429
898,955	Alsea de Mexico S.A.B. de C.V. (Mexico)	846,248
231,600	FU JI Food & Catering Services Holdings Ltd.* *** (China)	298
314,885	KFC Holdings (Malaysia) Berhad (Malaysia)	984,289
65,000	PT Fastfood Indonesia (Indonesia)	50,910

		2,737,174

	Semiconductor Equipment 0.6%
165,320	Hanmi Semiconductor Co. Ltd. (Korea)	1,130,166

	Semiconductors 2.7%
27,835	Melfas, Inc.* (Korea)	1,181,133
359,350	Novatek Microelectronics Corp. Ltd. (Taiwan)	964,362
122,915	RichTek Technology Corp. (Taiwan)	1,029,319
880,215	Sporton International, Inc. (Taiwan)	1,874,374

		5,049,188

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Soft Drinks 0.7%
155,485	Coca-Cola Icecek AS (Turkey)	$1,382,177

	Specialized Finance 2.7%
1,167,790	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	1,847,660
5,281	Crisil Ltd. (India)	660,985
22,835	ICRA Ltd. (India)	576,318
214,185	JSE Ltd. (South Africa)	1,833,151

		4,918,114

	Specialty Chemicals 0.5%
52,115	Akzo Nobel India Ltd. (India)	846,295

	Specialty Stores 0.5%
11,025	Dufry Group* (Switzerland)	854,637

	Steel 0.3%
240,635	Ratnamani Metals & Tubes Ltd. (India)	638,463

	Technology Distributors 1.0%
975,075	WPG Holdings Co. Ltd. (Taiwan)	1,797,390

	Thrifts & Mortgage Finance 2.8%
493,165	Dewan Housing Finance Corp. Ltd. (India)	2,477,369
124,330	LIC Housing Finance Ltd. (India)	2,656,149

		5,133,518

	Tobacco 0.8%
29,905	Eastern Tobacco (Egypt)	647,836
2,220	Philip Morris CR A.S. (Czech Republic)	921,273

		1,569,109

	Trading Companies & Distributors 0.3%
925,557	PT Hexindo Adiperkasa Tbk (Indonesia)	495,684

	Water Utilities 0.3%
1,337,000	Manila Water Co., Inc. (Philippines)	468,105

	Wireless Telecommunication Services 0.2%
5,976,055	Safaricom Ltd. (Kenya)	427,644

	Total Common Stocks (cost $156,666,410)	174,240,288

	PREFERRED STOCKS 1.2%

	Diversified Banks 0.4%
105,900	Banco Industrial e Comercial S.A. (Bic Banco) Pfd. (Brazil)	696,353

	Office Services & Supplies 0.5%
80,800	Contax Participacoes S.A. Pfd (Brazil)	973,385

	Regional Banks 0.3%
125,145	Banco Daycoval S.A. Pfd. (Brazil)	614,209

	Total Preferred Stocks (cost $2,467,927)	2,283,947

	LIMITED PARTNERSHIP INTEREST 0.4%
97,820	Zhaikmunai L.P. GDR* (Kazakhstan)	723,868

	Total Limited Partnership Interest (cost $705,140)	723,868

	RIGHTS 0.0%
631	CETIP S.A.* (Brazil)	4,751

	Total Rights (cost $4,548)	4,751

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.6%

	Repurchase Agreement 2.6%
$4,793,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $4,835,000 of United States Treasury Notes 1.50% due 12/31/13; value: $4,443,456; United States Treasury Notes 3.00% due 2/28/17; value: $460,350; repurchase proceeds: $4,793,000 (cost $4,793,000)	$4,793,000

	Total Short-Term Investments (cost $4,793,000)	4,793,000

	Total Investments (cost $164,637,025) 98.6%^^	182,045,854
	Other Assets less Liabilities 1.4%	2,616,558

	NET ASSETS 100.0%	$184,662,412

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 2).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 65.69%.

GDR Global Depository Receipt.

See Notes to Schedules of Investments.

At June 30, 2010, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.2
Brazil	10.1
Canada	1.0
China	9.6
Czech Republic	0.5
Egypt	4.1
Hungary	0.2
India	18.2
Indonesia	9.7
Kazakhstan	0.4
Kenya	0.2
Korea	5.9
Malaysia	3.5
Mexico	3.3
Morocco	0.5
Oman	0.7
Peru	1.1
Philippines	1.4
Poland	1.2
Russia	0.9
Singapore	0.5
South Africa	9.8
Switzerland	0.5
Taiwan	5.3
Thailand	3.8
Turkey	4.8
United Arab Emirates	1.4
United Kingdom	1.2

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 94.7%

	Advertising 0.2%
10,900	1000 mercis* (France)	$428,584

	Aerospace & Defense 0.2%
9,500	Bharat Electronics Ltd. (India)	351,388

	Agricultural Products 0.3%
498,920	Chaoda Modern Agriculture Holdings Ltd. (China)	482,710

	Air Freight & Logistics 1.0%
3,151,760	Aramex PJSC* (United Arab Emirates)	1,305,173
3,200	Forward Air Corp.	87,200
332,600	Goodpack Ltd. (Singapore)	397,539

		1,789,912

	Airlines 0.1%
5,200	Allegiant Travel Co.	221,988

	Aluminum 0.1%
404,000	Midas Holdings Ltd. (Singapore)	261,687

	Apparel Retail 1.0%
1,220	Camaieu (France)	239,116
9,500	JOS. A. Bank Clothiers, Inc.*	512,905
19,800	Ross Stores, Inc.	1,055,142

		1,807,163

	Apparel, Accessories & Luxury Goods 5.4%
491,000	Anta Sports Products Ltd. (China)	883,796
2,350	Bijou Brigitte AG (Germany)	344,316
70,670	Billabong International Ltd. (Australia)	516,291
580,000	China Dongxiang Group Co. (China)	383,598
6,700	Fossil, Inc.*	232,490
20,700	Gerry Weber International AG (Germany)	605,003
41,600	Gildan Activewear, Inc.* (Canada)	1,191,840
53,000	Li Ning Co. Ltd. (China)	173,646
375,000	Lilang China Ltd. (China)	418,824
18,953	Odd Molly International AB (Sweden)	280,073
546,500	Ports Design Ltd. (China)	1,389,851
293,400	Ted Baker plc (United Kingdom)	2,381,010
10,000	Volcom, Inc.*	185,700
470,000	Xtep International Holdings Ltd. (China)	383,906

		9,370,344

	Application Software 2.0%
11,000	Aveva Group plc (United Kingdom)	184,896
43,120	Convio, Inc.*	316,501
10,900	Ebix, Inc.*	170,912
4,200	FactSet Research Systems, Inc.	281,358
1,056,000	Kingdee International Software Group Co. Ltd. (China)	397,806
13,004	Longtop Financial Technologies Ltd. ADR* (China)	421,330
3,900	SimCorp A/S (Denmark)	623,065
48,700	Sonic Solutions, Inc.*	406,645
13,635	Tyler Technologies, Inc.*	211,615
15,500	Ultimate Software Group, Inc.*	509,330

		3,523,458

	Asset Management & Custody Banks 2.1%
525,000	ARA Asset Management Ltd. (Singapore)	404,204
6,500	Bank of New York Mellon Corp.	160,485
51,900	CETIP S.A. (Brazil)	411,321
5,900	Diamond Hill Investment Group, Inc.	334,471
9,800	Eaton Vance Corp.	270,578
67,700	SEI Investments Co.	1,378,372
5,992	T. Rowe Price Group, Inc.	265,985
33,337	Treasury Group Ltd. (Australia)	141,879
5,145	Waddell & Reed Financial, Inc., Class A	112,573
5,900	Westwood Holdings Group, Inc.	207,385

		3,687,253

	Auto Parts & Equipment 0.4%
400,000	Minth Group Ltd. (China)	472,560
1,235,000	Norstar Founders Group Ltd.* *** (Hong Kong)	21,710
31,100	Wonder Auto Technology, Inc.*	227,652

		721,922

	Automotive Retail 0.6%
64,000	Halfords Group plc (United Kingdom)	466,581
13,100	O’Reilly Automotive, Inc.*	623,036

		1,089,617

	Biotechnology 1.9%
35,000	3SBio, Inc. ADR* (China)	407,050
77,625	Abcam plc (United Kingdom)	1,422,984
17,500	China Nuokang Bio-Pharmaceutical, Inc. ADR* (China)	78,750
47,500	Myriad Genetics, Inc.*	710,125
61,115	Orexigen Therapeutics, Inc.*	256,683
1,095,471	Sino Biopharmaceutical Ltd. (China)	423,462

		3,299,054

	Commodity Chemicals 0.2%
27,500	Tokai Carbon Korea Co. Ltd. (Korea)	302,969

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value

	Communications Equipment 0.4%
3,240	Calix, Inc.*	$33,243
446,480	O-Net Communications Group Ltd.* (China)	200,084
18,450	Riverbed Technology, Inc.*	509,589

		742,916

	Computer Hardware 0.1%
123,000	Advantech Co. Ltd. (Taiwan)	251,153

	Computer Storage & Peripherals 0.8%
64,500	Intevac, Inc.*	688,215
10,700	QLogic Corp.*	177,834
360	Wacom Co. Ltd. (Japan)	530,259

		1,396,308

	Construction & Engineering 1.0%
23,500	Aecon Group, Inc. (Canada)	228,869
340,000	Ausenco Ltd. (Australia)	506,075
45,700	Heerim Architects & Planners (Korea)	289,977
79,500	Lycopodium Ltd. (Australia)	209,882
5,900	Outotec Oyj (Finland)	184,059
195,000	Rotary Engineering Ltd. (Singapore)	131,154
27,500	SWECO AB, Class B (Sweden)	175,749

		1,725,765

	Construction & Farm Machinery & Heavy Trucks 0.4%
4,400	Faiveley Transport (France)	291,391
30,000	Takeuchi Manufacturing Co. Ltd.* (Japan)	346,178

		637,569

	Construction Materials 0.5%
95,500	Corp Moctezuma S.A.B de C.V. (Mexico)	208,207
52,000	Pretoria Portland Cement Co.
	Ltd. (South Africa)	215,285
410,000	PT Semen Gresik (Persero) Tbk (Indonesia)	393,090

		816,582

	Consumer Finance 1.0%
76,000	Banco Compartamos S.A. de C.V. (Mexico)	397,782
24,616	Dollar Financial Corp.*	487,151
36,000	First Cash Financial Services, Inc.*	784,800

		1,669,733

	Data Processing & Outsourced Services 3.2%
59,200	Cielo S.A. (Brazil)	501,863
38,700	DIBS Payment Services AB (Sweden)	346,557
13,000	Fidelity National Information Services, Inc.	348,660
200	GMO Payment Gateway, Inc. (Japan)	314,625
56,300	Redecard S.A. (Brazil)	800,697
550	SBI VeriTrans Co. Ltd. (Japan)	276,929
43,600	SPS Commerce, Inc.*	506,632
4,850	Syntel, Inc.	164,658
264,450	Wirecard AG (Germany)	2,259,535

		5,520,156

	Department Stores 0.3%
1,711,100	PCD Stores Ltd.* (China)	533,230

	Distributors 0.3%
25,700	LKQ Corp.*	495,496

	Diversified Banks 1.2%
156,039	Allahabad Bank Ltd. (India)	541,501
22,100	Axis Bank Ltd. (India)	584,315
15,000	Bank of Baroda (India)	224,507
1,030	HDFC Bank Ltd. ADR (India)	147,259
81,800	Union Bank of India Ltd. (India)	540,222

		2,037,804

	Diversified Metals & Mining 0.6%
8,000	BHP Billiton plc ADR (United Kingdom)	411,520
13,000	Hindustan Zinc Ltd. (India)	268,819
7,700	Inmet Mining Corp. (Canada)	305,693

		986,032

	Diversified Support Services 1.5%
24,400	Copart, Inc.*	873,764
240	Prestige International, Inc. (Japan)	397,925
25,800	Ritchie Bros. Auctioneers, Inc. (Canada)	470,076
43,445	STR Holdings, Inc.*	816,766

		2,558,531

	Drug Retail 0.3%
26,635	Create SD Holdings Co. Ltd. (Japan)	514,794

	Education Services 1.1%
6,500	Apollo Group, Inc., Class A*	276,055
4,275	Capella Education Co.*	347,771
3,250	MegaStudy Co. Ltd. (Korea)	429,420
226,000	Navitas Ltd. (Australia)	882,968

		1,936,214

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Electrical Components & Equipment 0.6%
6,400	Emerson Electric Co.	$279,616
12,200	Harbin Electric, Inc.*	203,130
13,000	Voltamp Transformers Ltd. (India)	261,998
157,000	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	332,321

		1,077,065

	Electronic Components 0.3%
13,284	Amphenol Corp., Class A	521,796

	Electronic Equipment & Instruments 0.7%
23,675	CNB Technology, Inc. (Korea)	125,321
600	KEYENCE Corp. (Japan)	138,495
10,200	National Instruments Corp.	324,156
28,400	Rotork plc (United Kingdom)	543,546
16,675	Viscom AG* (Germany)	86,928

		1,218,446

	Electronic Manufacturing Services 1.1%
28,000	IPG Photonics Corp.*	426,440
173,000	Ju Teng International Holdings Ltd. (China)	105,751
94,200	TTM Technologies, Inc.*	894,900
77,700	Venture Corp. Ltd. (Singapore)	493,692

		1,920,783

	Environmental & Facilities Services 0.8%
13,300	Daiseki Co. Ltd. (Japan)	276,196
27,440	Heritage-Crystal Clean, Inc.*	220,892
192,500	RPS Group plc (United Kingdom)	536,579
20,000	Tetra Tech, Inc.*	392,200

		1,425,867

	Food Distributors 0.2%
6,300	Shinsegae Food Co. Ltd. (Korea)	416,360

	Food Retail 0.9%
1,137,600	BreadTalk Group Ltd. (Singapore)	437,204
20,200	Daikokutenbussan Co. Ltd. (Japan)	613,709
50,595	QKL Stores, Inc.* (China)	212,499
32,700	Shoprite Holdings Ltd. (South Africa)	352,244

		1,615,656

	Footwear 0.1%
177,000	Daphne International Holdings Ltd. (China)	179,229

	General Merchandise Stores 1.8%
63,900	Dollar Tree, Inc.*	2,660,157
39,500	Reject Shop Ltd. (The) (Australia)	523,732

		3,183,889

	Gold 0.1%
15,000	Petropavlovsk plc (United Kingdom)	265,082

	Health Care Distributors 0.2%
7,300	MWI Veterinary Supply, Inc.*	366,898

	Health Care Equipment 5.0%
24,000	Abaxis, Inc.*	514,320
66,841	AtriCure, Inc.*	444,493
40,250	Audika S.A. (France)	1,216,804
216,800	Cardica, Inc.*	353,384
80,000	Cardica, Inc. PIPE* +	130,400
65,100	Cyberonics, Inc.*	1,541,568
20,000	DexCom, Inc.*	231,200
28,400	DiaSorin S.p.A. (Italy)	1,043,483
7,700	Edwards Lifesciences Corp.*	431,354
3,400	IDEXX Laboratories, Inc.*	207,060
6,596,900	LMA International N.V.* (Singapore)	1,263,141
1,650	Nakanishi, Inc. (Japan)	141,389
3,800	NuVasive, Inc.*	134,748
5,500	St. Jude Medical, Inc.*	198,495
14,100	STRATEC Biomedical Systems AG (Germany)	469,485
23,500	Synovis Life Technologies, Inc.*	359,080

		8,680,404

	Health Care Facilities 1.5%
58,261	AmSurg Corp.*	1,038,211
97,000	CVS Group plc* (United Kingdom)	148,049
24,250	NovaMed, Inc.*	201,275
479,000	Raffles Medical Group Ltd. (Singapore)	583,839
10,000	U.S. Physical Therapy, Inc.*	168,800
18,000	VCA Antech, Inc.*	445,680

		2,585,854

	Health Care Services 1.4%
22,000	Bio-Reference Laboratories, Inc.*	487,740
68,000	Clarient, Inc.*	209,440
9,112	CorVel Corp.*	307,894
15,000	Fleury S.A.* (Brazil)	167,234
11,800	Genoptix, Inc.*	202,960
19,142	Healthways, Inc.*	228,173
12,700	LHC Group, Inc.*	352,425
7,400	MEDNAX, Inc.*	411,514

		2,367,380

	Health Care Supplies 0.4%
5,300	ICU Medical, Inc.*	170,501
105,500	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	459,520

		630,021

	Health Care Technology 0.3%
10,200	athenahealth, Inc.*	266,526
32,917	RaySearch Laboratories AB (Sweden)	137,885
6,535	Vital Images, Inc.*	83,321

		487,732

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Home Entertainment Software 0.3%
176	GameOn Co. Ltd. (Japan)	$145,586
5,500	Perfect World Co. Ltd. ADR* (China)	121,055
12,840	Shanda Games Ltd. ADR* (China)	74,600
2,800	Shanda Interactive Entertainment Ltd. ADR* (China)	111,076

		452,317

	Home Improvement Retail 1.0%
2,850,000	Ace Hardware Indonesia (Indonesia)	565,913
22,000	Cashbuild Ltd. (South Africa)	215,462
24,000	Clas Ohlson AB (Sweden)	330,392
12,000	Lumber Liquidators Holdings, Inc.*	279,960
73,100	Swedol AB, Class B (Sweden)	420,265

		1,811,992

	Homefurnishing Retail 0.3%
30,300	Aaron’s, Inc.	517,221

	Hotels, Resorts & Cruise Lines 0.2%
17,000	City Lodge Hotels Ltd. (South Africa)	170,555
110,000	Webjet Ltd. (Australia)	173,378

		343,933

	Household Products 0.1%
27,000	Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	157,905

	Human Resource & Employment Services 1.5%
380	Benefit One, Inc. (Japan)	281,280
7,500	Brunel International N.V. (Netherlands)	213,582
175,300	Michael Page International plc (United Kingdom)	972,011
43,300	Robert Half International, Inc.	1,019,715
55,700	Sthree plc (United Kingdom)	209,965

		2,696,553

	Industrial Gases 0.2%
415,000	Yingde Gases Group Co.* (China)	409,921

	Industrial Machinery 2.8%
101,000	AIA Engineering Ltd. (India)	823,355
3,700	Burckhardt Compression Holding AG (Switzerland)	652,240
671,000	China Automation Group Ltd. (China)	434,094
44,700	China Valves Technology, Inc.* (China)	417,051
9,000	Danaher Corp.	334,080
6,700	Graco, Inc.	188,873
55,500	Hy-Lok Corp. (Korea)	505,638
6,400	Illinois Tool Works, Inc.	264,192
7,500	Konecranes Oyj (Finland)	196,188
2,800	Rational AG (Germany)	433,306
11,500	Thermax India Ltd. (India)	185,798
41,100	Weg S.A. (Brazil)	382,805

		4,817,620

	Insurance Brokers 0.6%
28,900	Brown & Brown, Inc.	553,146
37,700	eHealth, Inc.*	428,649

		981,795

	Internet Retail 1.2%
100,985	ASOS plc* (United Kingdom)	1,293,416
215	START TODAY Co. Ltd. (Japan)	588,105
50,000	Wotif.com Holdings Ltd. (Australia)	225,127

		2,106,648

	Internet Software & Services 1.4%
15,000	Akamai Technologies, Inc.*	608,550
14,100	Daum Communications Corp.* (Korea)	968,176
135	Macromill, Inc. (Japan)	200,911
4,800	NetEase.com, Inc. ADR* (China)	152,208
33,600	Neurones (France)	277,762
6,115	VistaPrint N.V.*	290,401

		2,498,008

	Investment Banking & Brokerage 0.4%
8,500	Charles Schwab Corp. (The)	120,530
180	GCA Savvian Group Corp.* (Japan)	180,285
20,400	optionsXpress Holdings, Inc.*	321,096

		621,911

	IT Consulting & Other Services 2.7%
19,375	Alten Ltd. (France)	472,012
9,600	Cognizant Technology Solutions Corp., Class A*	480,576
20,000	Connecta AB (Sweden)	181,366
880,000	CSE Global Ltd. (Singapore)	547,989
810,573	CSG Ltd. (Australia)	1,250,890
320	Future Architect, Inc. (Japan)	109,206
78,200	HiQ International AB* (Sweden)	321,861
8,200	Infosys Technologies Ltd. ADR (India)	491,262
4,800	International Business Machines Corp.	592,704
58,000	SMS Management & Technology Ltd. (Australia)	289,107

		4,736,973

	Leisure Products 0.1%
10,200	Pool Corp.	223,584

	Life Sciences Tools & Services 3.9%
2,770	CMIC Co. Ltd. (Japan)	735,856
16,600	Covance, Inc.*	851,912
1,070	EPS Co. Ltd. (Japan)	2,700,443
31,600	ICON plc ADR* (Ireland)	912,924
60,200	LINICAL Co. Ltd. (Japan)	322,475
34,200	Pharmaceutical Product Development, Inc.	869,022
3,200	Techne Corp.	183,840
4,000	Waters Corp.*	258,800

		6,835,272

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Managed Health Care 0.5%
10,300	AMERIGROUP Corp.*	$334,544
13,300	OdontoPrev S.A. (Brazil)	466,576

		801,120

	Mortgage REITs 0.4%
9,500	Annaly Capital Management, Inc.	162,925
20,000	Anworth Mortgage Asset Corp.	142,400
15,500	Capstead Mortgage Corp.	171,430
18,300	MFA Financial, Inc.	135,420
11,200	Redwood Trust, Inc.	163,968

		776,143

	Multi-Line Insurance 0.3%
20,600	HCC Insurance Holdings, Inc.	510,056

	Oil & Gas Drilling 0.4%
27,000	Cathedral Energy Services Ltd. (Canada)	134,530
18,000	Ensign Energy Services, Inc. (Canada)	212,263
36,900	Phoenix Technology Income Fund** (Canada)	291,599

		638,392

	Oil & Gas Equipment & Services 1.1%
451,000	Anhui Tianda Oil Pipe Co. Ltd., Class H (China)	157,738
1,200	Core Laboratories N.V.	177,132
15,800	Gulf Island Fabrication, Inc.	245,216
47,800	Lamprell plc (United Arab Emirates)	152,393
26,900	Pason Systems, Inc. (Canada)	286,558
16,000	Petrofac Ltd. (United Kingdom)	281,930
6,100	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	277,424
23,100	TGS-NOPEC Geophysical Co. ASA (Norway)	267,320

		1,845,711

	Oil & Gas Exploration & Production 1.4%
339,000	Afren plc* (United Kingdom)	428,773
48,000	Dragon Oil plc* (Ireland)	291,655
41,600	Gran Tierra Energy, Inc.* (Canada)	206,336
81,500	Pan Orient Energy Corp.* (Canada)	395,333
436,000	Petroneft Resources plc* (United Kingdom)	246,301
28,175	Premier Oil plc* (United Kingdom)	521,010
42,000	Selan Exploration Technology Ltd. (India)	345,477

		2,434,885

	Other Diversified Financial Services 0.1%
104,000	Count Financial Ltd. (Australia)	100,958

	Packaged Foods & Meats 0.5%
5,500	Glaxo SmithKline Consumer Healthcare Ltd. (India)	216,708
250,000	Hsu Fu Chi International Ltd. (China)	400,345
21,500	Zhongpin, Inc.*	252,840

		869,893

	Personal Products 0.4%
21,000	Atrium Innovations, Inc.* (Canada)	302,628
706,000	Beauty China Holdings Ltd. * *** (Singapore)	5,052
11,105	Natura Cosmeticos S.A. (Brazil)	247,741
5,000	Procter & Gamble Hygiene and Healthcare Ltd. (India)	214,708

		770,129

	Pharmaceuticals 1.8%
173,000	China Shineway Pharmaceutical Group Ltd. (China)	526,086
31,297	Daewoong Pharmaceutical Co. Ltd. (Korea)	1,182,770
80,400	Dechra Pharmaceuticals plc (United Kingdom)	461,169
41,000	Egyptian International Pharmaceutical Industrial Co. (Egypt)	251,931
20,700	Medy-Tox, Inc.* (Korea)	425,757
52,200	Whanin Pharmaceutical Co. Ltd. (Korea)	308,587

		3,156,300

	Property & Casualty Insurance 0.3%
293,725	Beazley plc (United Kingdom)	495,073

	Publishing 0.1%
3,300	Morningstar, Inc.*	140,316

	Regional Banks 1.1%
31,800	Boston Private Financial Holdings, Inc.	204,474
8,500	Canadian Western Bank (Canada)	189,262
6,000	City National Corp.	307,380
60,490	First California Financial Group, Inc.*	162,718
25,100	First of Long Island Corp. (The)	645,321
180	Seven Bank Ltd. (Japan)	326,109

		1,835,264

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Research & Consulting Services 3.0%
14,375	Bureau Veritas S.A. (France)	$780,951
5,318	Campbell Brothers Ltd. (Australia)	134,697
50,300	CRA International, Inc.*	947,149
7,000	Exponent, Inc.*	229,040
12,300	Huron Consulting Group, Inc.*	238,743
17,000	Intertek Group plc (United Kingdom)	365,010
150	Nihon M&A Center, Inc. (Japan)	461,430
77,135	Resources Connection, Inc.*	1,049,036
130	SGS S.A. (Switzerland)	175,601
32,000	Stantec, Inc.* (Canada)	710,709
5,030	Verisk Analytics, Inc., Class A*	150,397

		5,242,763

	Restaurants 1.2%
243,343	Ajisen China Holdings Ltd. (China)	271,602
185,000	KFC Holdings (Malaysia) Berhad (Malaysia)	578,286
27,800	Tim Hortons, Inc. (Canada)	889,600
185	Toridoll.corporation (Japan)	331,535

		2,071,023

	Semiconductor Equipment 1.1%
14,600	Cabot Microelectronics Corp.*	505,014
3,600	Disco Corp. (Japan)	227,339
20,000	Eugene Technology Co. Ltd. (Korea)	239,585
62,000	Hanmi Semiconductor Co. Ltd. (Korea)	423,846
5,700	KLA-Tencor Corp.	158,916
33,100	Koh Young Technology, Inc.* (Korea)	447,493

		2,002,193

	Semiconductors 9.0%
44,300	Advanced Analogic Technologies, Inc.*	141,317
23,000	Altera Corp.	570,630
14,000	CSR plc* (United Kingdom)	78,495
30,500	ELMOS Semiconductor AG* (Germany)	255,911
19,750	Hittite Microwave Corp.*	883,615
22,400	Linear Technology Corp.	622,944
13,000	Maxim Integrated Products, Inc.	217,490
207,000	Melexis N.V.* (Belgium)	2,110,484
180,000	Micrel, Inc.	1,832,400
35,500	Microchip Technology, Inc.	984,770
81,500	Microtune, Inc.*	173,595
372,599	O2Micro International Ltd. ADR* (China)	2,213,238
68,100	PLX Technology, Inc.*	285,339
65,100	Power Integrations, Inc.	2,095,894
20,500	RichTek Technology Corp. (Taiwan)	171,672
11,800	Silicon Laboratories, Inc.*	478,608
273,000	Sporton International, Inc. (Taiwan)	581,340
13,200	Standard Microsystems Corp.*	307,296
35,900	Supertex, Inc.*	885,294
40,100	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	391,376
14,400	Volterra Semiconductor Corp.*	332,064

		15,613,772

	Soft Drinks 0.1%
21,700	Coca-Cola Icecek AS (Turkey)	192,901

	Specialized Consumer Services 0.2%
55	Best Bridal, Inc. (Japan)	158,221
230	NOVARESE, Inc. (Japan)	148,476

		306,697

	Specialized Finance 1.7%
142,000	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	224,670
3,025	CBOE Holdings, Inc.*	98,464
1,800	Crisil Ltd. (India)	225,293
9,600	IMAREX ASA* (Norway)	71,195
1,600	IntercontinentalExchange, Inc.*	180,848
21,800	MSCI, Inc., Class A*	597,320
16,500	NASDAQ OMX Group, Inc. (The)*	293,370
5,400	NYSE Euronext	149,202
45	Osaka Securities Exchange Co. Ltd. (Japan)	190,759
13,043	Oslo Bors VPS Holding ASA (Norway)	122,671
9,800	Portfolio Recovery Associates, Inc.*	654,444
7,300	TMX Group, Inc. (Canada)	191,077

		2,999,313

	Specialty Chemicals 1.1%
20,870	C. Uyemura & Co. Ltd. (Japan)	845,874
1,299,000	EcoGreen Fine Chemical Group Ltd. (Hong Kong)	290,814
80	Japan Pure Chemical Co. Ltd. (Japan)	234,427
42,600	MEC Co. Ltd. (Japan)	229,729
15,700	TechnoSemiChem Co. Ltd. (Korea)	284,653

		1,885,497

	Specialty Stores 1.3%
83,800	Big 5 Sporting Goods Corp.	1,101,132
62,288	easyhome Ltd. (Canada)	445,878
27,618	Hibbett Sports, Inc.*	661,727

		2,208,737

	Steel 0.2%
92,500	Ferrexpo plc (United Kingdom)	340,407

	Systems Software 1.7%
89,700	OPNET Technologies, Inc.	1,317,693
2,210	Simplex Technology, Inc. (Japan)	1,601,918

		2,919,611

	Textiles 0.3%
295,000	S. Kumars Nationwide Ltd.* (India)	448,973

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Thrifts & Mortgage Finance 0.9%
18,475	Home Capital Group, Inc. (Canada)	$733,814
4,600	Housing Development Finance Corp. Ltd. (India)	290,930
20,700	LIC Housing Finance Ltd. (India)	442,229
11,300	Washington Federal, Inc.	182,834

		1,649,807

	Trading Companies & Distributors 3.5%
9,600	Fastenal Co.	481,824
30,380	Houston Wire & Cable Co.	329,623
58,479	Indutrade AB (Sweden)	1,261,320
21,500	MISUMI Group, Inc. (Japan)	396,317
21,900	MSC Industrial Direct Co., Inc., Class A	1,109,454
71,300	Richelieu Hardware Ltd. (Canada)	1,563,402
4,780	Thermador Groupe (France)	605,979
2,700	W.W. Grainger, Inc.	268,515

		6,016,434

	Trucking 0.6%
34,000	Knight Transportation, Inc.	688,160
7,200	Old Dominion Freight Line, Inc.*	253,008
11,600	Universal Truckload Services, Inc.*	161,588

		1,102,756

	Wireless Telecommunication Services 0.1%
4,300	NII Holdings, Inc.*	139,836

	Total Common Stocks (cost $138,156,377)	164,829,407

	PREFERRED STOCKS 0.3%

	Regional Banks 0.3%
88,000	Banco Daycoval S.A. Pfd. (Brazil)	431,902

	Total Preferred Stocks (cost $234,775)	431,902

	LIMITED PARTNERSHIP INTEREST 0.1%

	Oil & Gas Exploration & Production 0.1%
30,000	Zhaikmunai L.P. GDR* (Kazakhstan)	222,000

	Total Limited Partnership Interest (cost $150,300)	222,000

	WARRANTS 0.0%

	Health Care Equipment 0.0%
40,000	Cardica, Inc., expiring 9/29/14* ***+	7,200

	Total Warrants (cost $5,000)	7,200

	RIGHTS 0.0%

	Asset Management & Custody Banks 0.0%
129	CETIP S.A.* (Brazil)	971

	Total Rights (cost $930)	971

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.2%

	Repurchase Agreement 5.2%
$9,043,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $9,145,000 of United States Treasury Notes 1.50% due 12/31/13; value: $9,225,019; repurchase proceeds: $9,043,000 (cost $9,043,000)	$9,043,000

	Total Short-Term Investments
	(cost $9,043,000)	9,043,000

	Total Investments
	(cost $147,590,382) 100.3%^^	174,534,480

	Liabilities less Other Assets (0.3)%	(499,101)

	NET ASSETS 100.0%	$174,035,379

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 42.95%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

At June 30, 2010, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.0
Austria	0.2
Belgium	1.3
Brazil	2.1
Canada	5.3
China	8.2
Denmark	0.4
Egypt	0.2
Finland	0.2
France	2.6
Germany	2.7
Hong Kong	0.2
India	4.0
Indonesia	0.6
Ireland	0.7
Italy	0.6
Japan	8.4
Kazakhstan	0.1
Korea	3.8
Malaysia	0.4
Mexico	0.6
Netherlands	0.1
Norway	0.3
Singapore	2.7
South Africa	0.6
Sweden	2.1
Switzerland	0.5
Taiwan	0.8
Turkey	0.1
United Arab Emirates	0.9
United Kingdom	7.3
United States	39.0

Total	100.0%

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 95.3%

	Advertising 2.1%
31,365	1000mercis* (France)	$1,233,259

	Application Software 5.0%
8,795	FactSet Research Systems, Inc.	589,177
29,550	Interactive Intelligence, Inc.*	485,507
42,600	Pegasystems, Inc.	1,367,886
3,100	SimCorp A/S (Denmark)	495,257

		2,937,827

	Asset Management & Custody Banks 1.0%
74,600	CETIP S.A. (Brazil)	591,225

	Biotechnology 2.7%
66,800	Abcam plc (United Kingdom)	1,224,545
25,000	Myriad Genetics, Inc.*	373,750

		1,598,295

	Communications Equipment 2.4%
24,705	Cisco Systems, Inc.*	526,463
12,845	F5 Networks, Inc.*	880,782

		1,407,245

	Computer Hardware 1.7%
4,000	Apple, Inc.*	1,006,120

	Computer Storage & Peripherals 2.0%
61,905	Intevac, Inc.*	660,526
350	Wacom Co. Ltd. (Japan)	515,530

		1,176,056

	Data Processing & Outsourced Services 7.8%
8,270	Alliance Data Systems Corp.*	492,230
63,600	Cielo S.A. (Brazil)	539,163
25,600	Fidelity National Information Services, Inc.	686,592
38,200	Redecard S.A. (Brazil)	543,280
270,500	Wirecard AG (Germany)	2,311,228

		4,572,493

	Drug Retail 2.1%
64,035	Create SD Holdings Co. Ltd. (Japan)	1,237,650

	Education Services 2.1%
10,000	Apollo Group, Inc., Class A*	424,700
6,265	MegaStudy Co. Ltd. (Korea)	827,790

		1,252,490

	Electronic Equipment & Instruments 1.0%
29,900	Rotork plc (United Kingdom)	572,254

	Health Care Distributors 1.0%
26,300	PSS World Medical, Inc.*	556,245

	Health Care Equipment 6.9%
130,414	Cardica, Inc.*	212,575
111,000	Cardica, Inc. PIPE* +	180,930
40,200	Cyberonics, Inc.*	951,936
35,715	DiaSorin S.p.A. (Italy)	1,312,253
3,835,440	LMA International N.V.* (Singapore)	734,391
20,500	Mindray Medical International Ltd. ADR (China)	644,110

		4,036,195

	Health Care Facilities 3.9%
671,000	CVS Group plc* (United Kingdom)	1,024,133
493,500	Raffles Medical Group Ltd. (Singapore)	601,513
28,000	VCA Antech, Inc.*	693,280

		2,318,926

	Health Care Services 6.2%
29,450	Bio-Reference Laboratories, Inc.*	652,906
20,987	CorVel Corp.*	709,151
121,500	Diagnosticos da America S.A. (Brazil)	1,151,302
12,600	Express Scripts, Inc.*	592,452
9,865	MEDNAX, Inc.*	548,593

		3,654,404

	Health Care Technology 0.9%
129,350	RaySearch Laboratories AB (Sweden)	541,827

	Home Entertainment Software 2.4%
87,265	Activision Blizzard, Inc.	915,410
62,700	UbiSoft Entertainment S.A.* (France)	470,638

		1,386,048

	Home Improvement Retail 0.5%
52,400	Byggmax Group AB* (Sweden)	307,201

	Industrial Machinery 1.3%
83,500	Weg S.A. (Brazil)	777,719

	Internet Software & Services 5.5%
27,500	Akamai Technologies, Inc.*	1,115,675
10,790	Daum Communications Corp.* (Korea)	740,895
3,130	Google, Inc., Class A*	1,392,694
6,528	Xtera* ***+	2,350

		3,251,614

	IT Consulting & Other Services 4.0%
18,700	Cognizant Technology Solutions Corp., Class A*	936,122
11,545	International Business Machines Corp.	1,425,577

		2,361,699

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value

	Life Sciences Tools & Services 4.6%
10,590	Covance, Inc.*	$543,479
302	EPS Co. Ltd. (Japan)	762,181
8,800	Eurofins Scientific (France)	314,048
23,330	ICON plc ADR* (Ireland)	674,004
7,730	Techne Corp.	444,088

		2,737,800

	Managed Health Care 1.2%
20,495	OdontoPrev S.A. (Brazil)	718,982

	Pharmaceuticals 2.2%
25,400	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,320,546

	Semiconductor Equipment 0.9%
32,203	Tessera Technologies, Inc.*	516,858

	Semiconductors 18.5%
54,500	Altera Corp.	1,352,145
13,880	Hittite Microwave Corp.*	620,991
59,000	Intel Corp.	1,147,550
18,140	Linear Technology Corp.	504,473
74,934	Melexis N.V.* (Belgium)	763,995
57,815	Micrel, Inc.	588,557
22,525	Microchip Technology, Inc.	624,844
15,672	Netlogic Microsystems, Inc.*	426,278
151,129	O2Micro International Ltd. ADR* (China)	897,706
26,793	Power Integrations, Inc.	862,601
13,105	Silicon Laboratories, Inc.*	531,539
133,420	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	1,302,179
51,500	Xilinx, Inc.	1,300,890

		10,923,748

	Specialized Finance 0.6%
15,000	ICRA Ltd. (India)	378,575

	Systems Software 4.8%
15,170	BMC Software, Inc.*	525,337
349,000	GuestLogix, Inc.* (Canada)	427,334
40,235	OPNET Technologies, Inc.	591,052
19,675	Oracle Corp.	422,225
1,200	Simplex Technology, Inc. (Japan)	869,820

		2,835,768

	Total Common Stocks (cost $52,067,801)	56,209,069

	PREFERRED STOCKS 1.2%

	Computer Storage & Peripherals 1.2%
78,502	BlueArc Corp., Series DD Pfd.* ***+	241,001
138,725	BlueArc Corp., Series FF Pfd.* ***+	461,954

		702,955

	Total Preferred Stocks (cost $953,064)	702,955

	LIMITED PARTNERSHIP INTEREST 0.7%

	Other 0.7%
	Greenspring Global Partners II-B, L.P.***+	383,722

	Total Limited Partnership Interest (cost $414,387)	383,722

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Computer Storage & Peripherals 0.0%
$27,324	BlueArc Corp., 8.00%, 02/19/11***+	$27,324

	Total Corporate Bonds (cost $27,324)	27,324

Shares		Value
	WARRANTS 0.0%

	Computer Storage & Peripherals 0.0%
619	BlueArc Corp., expiring 4/2/18* ***+	$—

	Health Care Equipment 0.0%
71,500	Cardica, Inc., expiring 9/29/14* ***+	12,870

	Total Warrants (cost $8,937)	12,870

	RIGHTS 0.0%

	Asset Management & Custody Banks 0.0%
187	CETIP S.A.* (Brazil)	1,408
	Total Rights (cost $1,348)	1,408

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 4.0%

	Repurchase Agreement 4.0%
$2,343,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $2,370,000 of United States Treasury Notes 1.50% due 12/31/13; value: $2,390,738; repurchase proceeds: $2,343,000++ (cost $2,343,000)	$2,343,000

	Total Short-Term Investments (cost $2,343,000)	2,343,000

	Total Investments (cost $55,815,861) 101.2%^^	59,680,348
	Liabilities less Other Assets (1.2)%	(700,520)

	NET ASSETS 100.0%	$58,979,828

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

++All or a portion of this security has been designated as collateral for purchase commitments (see Note 6).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 26.63%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At June 30, 2010, Wasatch Global Science & Technology Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.3
Brazil	7.5
Canada	0.8
China	2.7
Denmark	0.9
France	3.5
Germany	4.0
India	0.7
Ireland	1.2
Israel	2.3
Italy	2.3
Japan	5.9
Korea	2.7
Singapore	2.3
Sweden	1.5
Taiwan	2.3
United Kingdom	4.9
United States	53.2

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 97.6%

	Aerospace & Defense 1.4%
20,245	TransDigm Group, Inc.	$1,033,102

	Air Freight & Logistics 3.2%
20,760	C.H. Robinson Worldwide, Inc.	1,155,502
33,665	Expeditors International of Washington, Inc.	1,161,779

		2,317,281

	Apparel Retail 4.7%
121,283	Esprit Holdings Ltd. (Hong Kong)	652,914
51,590	Ross Stores, Inc.	2,749,231

		3,402,145

	Asset Management & Custody Banks 3.4%
62,505	SEI Investments Co.	1,272,602
26,900	T. Rowe Price Group, Inc.	1,194,091

		2,466,693

	Automotive Retail 1.0%
14,898	O’Reilly Automotive, Inc.*	708,549

	Communications Equipment 1.4%
15,030	F5 Networks, Inc.*	1,030,607

	Data Processing & Outsourced Services 7.7%
16,755	Alliance Data Systems Corp.*	997,258
7,325	Mastercard, Inc., Class A	1,461,557
36,525	Paychex, Inc.	948,554
153,330	Redecard S.A. (Brazil)	2,180,655

		5,588,024

	Diversified Metals & Mining 1.2%
16,580	BHP Billiton plc ADR (United Kingdom)	852,875

	Diversified Support Services 3.8%
76,780	Copart, Inc.*	2,749,492

	Education Services 2.7%
45,525	Apollo Group, Inc., Class A*	1,933,447

	Electronic Components 3.2%
59,235	Amphenol Corp., Class A	2,326,751

	Environmental & Facilities Services 1.6%
17,765	Stericycle, Inc.*	1,165,029

	Health Care Equipment 3.4%
67,690	St. Jude Medical, Inc.*	2,442,932

	Health Care Services 3.8%
57,920	Express Scripts, Inc.*	2,723,398

	Investment Banking & Brokerage 1.2%
57,050	TD Ameritrade Holding Corp.*	872,865

	IT Consulting & Other Services 4.3%
62,140	Cognizant Technology Solutions Corp., Class A*	3,110,728

	Life Sciences Tools & Services 2.2%
31,750	Covance, Inc.*	1,629,410

	Mortgage REITs 1.1%
45,419	Annaly Capital Management, Inc.	778,936

	Multi-Line Insurance 1.4%
42,320	HCC Insurance Holdings, Inc.	1,047,843

	Oil & Gas Equipment & Services 2.8%
13,570	Core Laboratories N.V.	2,003,068

	Oil & Gas Exploration & Production 3.4%
40,965	Petrohawk Energy Corp.*	695,176
39,845	Ultra Petroleum Corp.*	1,763,141

		2,458,317

	Personal Products 2.0%
32,235	Herbalife Ltd.	1,484,422

	Pharmaceuticals 1.2%
16,745	Teva Pharmaceutical Industries Ltd. ADR (Israel)	870,573

	Research & Consulting Services 3.8%
46,575	IHS, Inc., Class A*	2,720,912

	Restaurants 3.5%
79,435	Tim Hortons, Inc. (Canada)	2,541,920

	Semiconductors 12.6%
154,130	Altera Corp.	3,823,965
91,805	Linear Technology Corp.	2,553,097
52,375	Maxim Integrated Products, Inc.	876,234
38,600	Microchip Technology, Inc.	1,070,764
19,770	Silicon Laboratories, Inc.*	801,871

		9,125,931

	Specialized Finance 4.6%
168,300	BM&F BOVESPA S.A. (Brazil)	1,088,834
1,315	CBOE Holdings, Inc.*	42,803
11,163	IntercontinentalExchange, Inc.*	1,261,754
33,925	MSCI, Inc., Class A*	929,545

		3,322,936

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value

	Thrifts & Mortgage Finance 4.3%
13,025	Housing Development Finance Corp. Ltd. (India)	$823,774
148,395	New York Community Bancorp, Inc.	2,265,992

		3,089,766

	Trading Companies & Distributors 3.7%
29,670	Fastenal Co.	1,489,137
23,960	MSC Industrial Direct Co., Inc., Class A	1,213,814

		2,702,951

	Trucking 1.2%
26,605	J.B. Hunt Transport Services, Inc.	869,185

	Wireless Telecommunication Services 1.8%
40,305	NII Holdings, Inc.*	1,310,719

	Total Common Stocks (cost $63,352,189)	70,680,807

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.1%

	Repurchase Agreement 2.1%
$1,484,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $1,505,000 of United States Treasury Notes 1.50% due 12/31/13; value: $1,518,169; repurchase proceeds: $1,484,000 (cost $1,484,000)	$1,484,000

	Total Short-Term Investments (cost $1,484,000)	1,484,000

	Total Investments (cost $64,836,189) 99.7%^^	72,164,807
	Other Assets less Liabilities 0.3%	234,922

	NET ASSETS 100.0%	$72,399,729

*Non-income producing.

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 2.04%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2010, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	4.6
Canada	3.6
Hong Kong	0.9
India	1.2
Israel	1.2
United Kingdom	1.2
United States	87.3

Total	100.0%

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments

June 30, 2010 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 101.8%

	Repurchase Agreement 101.8%
$1,646,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $1,665,000 of United States Treasury Notes 1.50% due 12/31/13; value: $1,679,569; repurchase proceeds: $1,646,000 (cost $1,646,000)	$1,646,000

	Total Short-Term Investments (cost $1,646,000)	1,646,000

	Total Investments (cost $1,646,000) 101.8%	1,646,000
	Liabilities less Other Assets (1.8)%	(29,723)

	NET ASSETS 100.0%	$1,616,277

	See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 97.1%

	Aerospace & Defense 2.9%
41,850	Chemring Group plc (United Kingdom)	$1,853,542
105,931	Kongsberg Gruppen ASA (Norway)	1,775,423
81,700	Ultra Electronics Holdings plc (United Kingdom)	1,869,006

		5,497,971

	Air Freight & Logistics 0.5%
2,241,800	Aramex PJSC* (United Arab Emirates)	928,350

	Aluminum 1.0%
2,766,675	Midas Holdings Ltd. (Singapore)	1,792,088

	Apparel Retail 1.7%
25,054	Point, Inc. (Japan)	1,371,704
262,200	Truworths International Ltd. (South Africa)	1,828,577

		3,200,281

	Apparel, Accessories & Luxury Goods 6.7%
1,378,199	Anta Sports Products Ltd. (China)	2,480,747
2,648,515	China Dongxiang Group Co. (China)	1,751,666
116,340	Cia. Hering (Brazil)	3,049,626
543,655	Li Ning Co. Ltd. (China)	1,781,195
1,359,735	Ports Design Ltd. (China)	3,458,058

		12,521,292

	Application Software 1.7%
20,152	SimCorp A/S (Denmark)	3,219,491

	Asset Management & Custody Banks 2.1%
345,900	CETIP S.A. (Brazil)	2,741,349
10,430	Partners Group Holding AG (Switzerland)	1,259,521

		4,000,870

	Automotive Retail 0.3%
114,000	ARB Corp. Ltd. (Australia)	548,155

	Biotechnology 3.5%
353,280	Abcam plc (United Kingdom)	6,476,159

	Brewers 0.8%
124,400	Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	1,455,528

	Casinos & Gaming 1.4%
3,224,050	SJM Holdings Ltd. (Hong Kong)	2,703,949

	Coal & Consumable Fuels 1.9%
460,045	PT Indo Tambangraya Megah (Indonesia)	1,870,592
855,385	PT Tambang Batubara Bukit Asam Tbk (Indonesia)	1,613,343

		3,483,935

	Communications Equipment 0.6%
144,800	O-Net Communications Group Ltd.* (China)	64,890
177,885	Ubiquoss, Inc. (Korea)	1,042,190

		1,107,080

	Construction & Farm Machinery & Heavy Trucks 1.0%
25,904	Demag Cranes AG* (Germany)	788,667
97,000	Takeuchi Manufacturing Co. Ltd.* (Japan)	1,119,309

		1,907,976

	Construction Materials 4.6%
719,900	Corp Moctezuma S.A.B de C.V. (Mexico)	1,569,508
1,687,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	2,916,128
4,232,935	PT Semen Gresik (Persero) Tbk (Indonesia)	4,058,351

		8,543,987

	Consumer Finance 0.7%
243,300	Banco Compartamos S.A. de C.V. (Mexico)	1,273,427

	Data Processing & Outsourced Services 1.9%
407,798	Wirecard AG (Germany)	3,484,340

	Distributors 0.2%
740,770	Dah Chong Hong Holdings Ltd. (Hong Kong)	458,087

	Diversified Banks 4.3%
587,220	Allahabad Bank Ltd. (India)	2,037,824
117,875	Bank of Baroda (India)	1,764,250
1,042,917	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	1,460,084
158,500	Commercial International Bank S.A.E (Egypt)	1,847,283
981,099	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	886,454

		7,995,895

	Diversified Metals & Mining 0.6%
28,420	Inmet Mining Corp. (Canada)	1,128,288

	Electrical Components & Equipment 1.5%
347,138	Crompton Greaves Ltd. (India)	1,914,255
1,390,925	Wasion Group Holdings Ltd. (China)	872,985

		2,787,240

	Electronic Components 0.6%
76,375	Partron Co. Ltd. (Korea)	1,087,211

	Electronic Equipment & Instruments 1.9%
190,214	Rotork plc (United Kingdom)	3,640,493

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value

	Environmental & Facilities Services 0.6%
55,045	Daiseki Co. Ltd. (Japan)	$1,143,097

	Fertilizers & Agricultural Chemicals 0.1%
223	Silvinit*** (Russia)	126,401

	Food Retail 3.9%
85,690	BIM Birlesik Magazalar AS (Turkey)	2,380,663
31,530	Magnit*** (Russia)	2,568,919
210,450	Shoprite Holdings Ltd. (South Africa)	2,266,964

		7,216,546

	Gold 2.0%
392,510	Centamin Egypt Ltd.* (United Kingdom)	958,563
119,500	Kingsgate Consolidated Ltd. (Australia)	946,630
100,015	Petropavlovsk plc (United Kingdom)	1,767,477

		3,672,670

	Health Care Equipment 4.1%
123,888	DiaSorin S.p.A. (Italy)	4,551,937
47,750	Mindray Medical International Ltd. ADR (China)	1,500,305
49,761	STRATEC Biomedical Systems AG (Germany)	1,656,883

		7,709,125

	Health Care Services 0.2%
35,300	Fleury S.A.* (Brazil)	393,557

	Health Care Supplies 0.6%
258,815	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	1,127,305

	Health Care Technology 1.0%
458,244	RaySearch Laboratories AB (Sweden)	1,919,514

	Industrial Gases 1.0%
1,810,340	Yingde Gases Group Co.* (China)	1,788,184

	Industrial Machinery 5.7%
212,890	AIA Engineering Ltd. (India)	1,735,486
31,490	Andritz AG (Austria)	1,761,912
9,963	Burckhardt Compression Holding AG (Switzerland)	1,756,288
35,325	Konecranes Oyj (Finland)	924,042
122,845	Thermax India Ltd. (India)	1,984,729
272,700	Weg S.A. (Brazil)	2,539,928

		10,702,385

	Internet Retail 2.9%
257,440	ASOS plc* (United Kingdom)	3,297,290
610	START TODAY Co. Ltd. (Japan)	1,668,577
65,300	Yoox S.p.A.* (Italy)	452,591

		5,418,458

	Internet Software & Services 1.4%
13,110	Daum Communications Corp.* (Korea)	900,198
193,000	Net Entertainment NE AB* (Sweden)	1,683,409

		2,583,607

	IT Consulting & Other Services 0.2%
283,000	CSG Ltd. (Australia)	436,730

	Life Sciences Tools & Services 1.1%
810	EPS Co. Ltd. (Japan)	2,044,260

	Oil & Gas Equipment & Services 2.9%
105,195	Pason Systems, Inc. (Canada)	1,120,614
103,655	Petrofac Ltd. (United Kingdom)	1,826,466
27,505	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	1,250,909
112,240	TGS-NOPEC Geophysical Co. ASA (Norway)	1,298,876

		5,496,865

	Oil & Gas Exploration & Production 5.0%
1,315,075	Afren plc* (United Kingdom)	1,663,328
214,045	Dragon Oil plc* (Ireland)	1,300,569
171,555	Gran Tierra Energy, Inc.* (Canada)	850,913
95,612	JKX Oil and Gas plc (United Kingdom)	346,820
246,960	Pan Orient Energy Corp.* (Canada)	1,197,932
1,828,750	Petroneft Resources plc* (United Kingdom)	1,033,079
107,274	Premier Oil plc* (United Kingdom)	1,983,704
272,815	Salamander Energy plc* (United Kingdom)	949,541

		9,325,886

	Packaged Foods & Meats 0.8%
27,477	Glaxo SmithKline Consumer Healthcare Ltd. (India)	1,082,634
237,905	Hsu Fu Chi International Ltd. (China)	380,976

		1,463,610

	Personal Products 2.4%
129,670	Natura Cosmeticos S.A. (Brazil)	2,892,805
31,655	Oriflame Cosmetics S.A. (Sweden)	1,651,682

		4,544,487

	Pharmaceuticals 0.5%
4,155,390	PT Kalbe Farma Tbk (Indonesia)	954,184

	Precious Metals & Minerals 0.6%
206,030	Northam Platinum Ltd. (South Africa)	1,216,034

	Research & Consulting Services 2.0%
92,150	AF AB, Class B (Sweden)	1,240,662
98,540	Campbell Brothers Ltd. (Australia)	2,495,875

		3,736,537

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value

	Semiconductor Equipment 0.5%
43,450	Aixtron AG (Germany)	$1,030,363

	Semiconductors 0.7%
122,224	Melexis N.V.* (Belgium)	1,246,144

	Specialized Finance 6.9%
354,040	BM&F BOVESPA S.A. (Brazil)	2,290,499
490,550	Infrastructure Development Finance Co. Ltd. (India)	1,891,227
128,845	JSE Ltd. (South Africa)	1,102,749
945	Osaka Securities Exchange Co. Ltd. (Japan)	4,005,936
302,035	Rural Electrification Corp. Ltd. (India)	1,959,940
296,000	Singapore Exchange Ltd. (Singapore)	1,554,125

		12,804,476

	Specialty Chemicals 1.2%
45,635	Asian Paints Ltd. (India)	2,247,538

	Steel 0.4%
203,950	Ferrexpo plc (United Kingdom)	750,552

	Systems Software 2.2%
5,597	Simplex Technology, Inc. (Japan)	4,056,985

	Thrifts & Mortgage Finance 3.8%
378,755	Dewan Housing Finance Corp. Ltd. (India)	1,902,641
44,355	Home Capital Group, Inc. (Canada)	1,761,750
157,000	LIC Housing Finance Ltd. (India)	3,354,101

		7,018,492

	Total Common Stocks (cost $144,169,372)	181,416,085

	PREFERRED STOCKS 1.2%

	Diversified Banks 0.6%
132,100	Banco do Estado do Rio Grande do Sul S.A., Series B Pfd (Brazil)	967,358
74,058	Bank of N.T. Butterfield & Son Ltd. (The) Pfd.* (Bermuda)	103,681

		1,071,039

	Regional Banks 0.6%
251,125	Banco Daycoval S.A. Pfd. (Brazil)	1,232,515

	Total Preferred Stocks (cost $2,993,881)	2,303,554

	LIMITED PARTNERSHIP INTEREST 0.6%

	Oil & Gas Exploration & Production 0.6%
147,785	Zhaikmunai L.P. GDR* (Kazakhstan)	1,093,609

	Total Limited Partnership Interest (cost $1,113,400)	1,093,609

	RIGHTS 0.0%

	Asset Management & Custody Banks 0.0%
870	CETIP S.A.* (Brazil)	6,550

	Total Rights (cost $6,270)	6,550

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$1,998,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $2,025,000 of United States Treasury Notes 1.50% due 12/31/13; value: $2,042,719; repurchase proceeds: $1,998,000 (cost $1,998,000)	$1,998,000

	Total Short-Term Investments (cost $1,998,000)	1,998,000

	Total Investments (cost $150,280,923) 100.0%^^	186,817,798
	Other Assets less Liabilities <0.1%	13,450

	NET ASSETS 100.0%	$186,831,248

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 2).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 77.23%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

At June 30, 2010, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	2.4
Austria	1.6
Belgium	0.7
Bermuda	0.9
Brazil	8.7
Canada	3.3
China	8.2
Denmark	1.7
Egypt	1.0
Finland	0.5
Germany	3.8
Hong Kong	1.7
India	11.8
Indonesia	6.7
Ireland	0.7
Italy	2.7
Japan	8.3
Kazakhstan	0.6
Korea	1.6
Mexico	1.5
Norway	1.7
Russia	1.5
Singapore	1.8
South Africa	3.5
Sweden	3.5
Switzerland	1.6
Turkey	2.1
United Arab Emirates	0.5
United Kingdom	15.4

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 94.8%

	Advertising 0.9%
18,580	1000mercis* (France)	$730,558
15,390	Tri-Stage, Inc.* (Japan)	344,311

		1,074,869

	Aerospace & Defense 0.6%
16,165	Chemring Group plc (United Kingdom)	715,950

	Air Freight & Logistics 4.6%
9,605,285	Aramex PJSC* (United Arab Emirates)	3,977,638
1,039,183	Goodpack Ltd. (Singapore)	1,242,081
45,000	Transat A.T., Inc.* (Canada)	428,087

		5,647,806

	Aluminum 1.0%
1,937,024	Midas Holdings Ltd. (Singapore)	1,254,690

	Apparel, Accessories & Luxury Goods 6.2%
688,836	Anta Sports Products Ltd. (China)	1,239,899
20,000	Cia. Hering (Brazil)	524,261
18,454	Gerry Weber International AG (Germany)	539,359
35,472	LG Fashion Corp. (Korea)	826,308
844,641	Lilang China Ltd. (China)	943,350
12,704	Odd Molly International AB (Sweden)	187,730
634,715	Ports Design Ltd. (China)	1,614,198
169,901	Ted Baker plc (United Kingdom)	1,378,786
469,882	Xtep International Holdings Ltd. (China)	383,810

		7,637,701

	Application Software 1.4%
105,425	ICSA India Ltd. (India)	325,774
11,670	Longtop Financial Technologies Ltd. ADR* (China)	378,108
6,735	SimCorp A/S (Denmark)	1,075,986

		1,779,868

	Asset Management & Custody Banks 0.7%
56,900	CETIP S.A. (Brazil)	450,948
28,680	Tata Investment Corp. Ltd. (India)	290,364
29,826	Treasury Group Ltd. (Australia)	126,937

		868,249

	Auto Parts & Equipment 0.7%
2,500,000	Norstar Founders Group Ltd.* *** (Hong Kong)	43,947
24,165	WABCO-TVS India Ltd.* (India)	412,979
60,196	Wonder Auto Technology, Inc.*	440,635

		897,561

	Automobile Manufacturers 0.6%
111,769	Ghabbour Auto (Egypt)	758,792

	Biotechnology 2.0%
35,000	3SBio, Inc. ADR* (China)	407,050
75,779	Abcam plc (United Kingdom)	1,389,144
43,345	China Nuokang Bio-Pharmaceutical, Inc. ADR* (China)	195,052
1,339,247	Sino Biopharmaceutical Ltd. (China)	517,696

		2,508,942

	Building Products 0.3%
47,480	Blue Star Ltd. (India)	415,366

	Commodity Chemicals 0.4%
48,810	Tokai Carbon Korea Co. Ltd. (Korea)	537,743

	Communications Equipment 0.6%
1,564,398	O-Net Communications Group Ltd.* (China)	701,064

	Construction & Engineering 3.8%
57,100	Aecon Group, Inc. (Canada)	556,102
457,054	Ausenco Ltd. (Australia)	680,305
4,132,614	Drake & Scull
	International (United Arab Emirates)	856,506
146,447	Heerim Architects & Planners (Korea)	929,239
149,743	Lycopodium Ltd. (Australia)	395,325
21,445	Outotec Oyj (Finland)	669,010
848,000	Rotary Engineering Ltd. (Singapore)	570,351

		4,656,838

	Construction & Farm Machinery & Heavy Trucks 1.7%
11,883	Faiveley Transport (France)	786,954
650,000	International Mining Machinery Holdings Ltd.* (China)	278,769
53,456	Takeuchi Manufacturing Co. Ltd.* (Japan)	616,843
38,355	VST Tillers Tractors Ltd. (India)	380,647

		2,063,213

	Consumer Finance 1.0%
225,235	Banco Compartamos S.A. de C.V. (Mexico)	1,178,875

	Data Processing & Outsourced Services 3.7%
380	GMO Payment Gateway, Inc. (Japan)	597,788
1,032	SBI VeriTrans Co. Ltd. (Japan)	519,620
406,722	Wirecard AG (Germany)	3,475,146

		4,592,554

	Diversified Banks 1.7%
370,294	Allahabad Bank Ltd. (India)	1,285,028
69,865	Corporation Bank (India)	784,610

		2,069,638

	Diversified Support Services 0.3%
213	Prestige International, Inc. (Japan)	353,159

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Drug Retail 0.6%
39,525	Create SD Holdings Co. Ltd. (Japan)	$763,928

	Education Services 0.3%
102,040	China Education Alliance, Inc.* (China)	423,466
1,040,150	Oriental Century Ltd.* *** (China)	7,442

		430,908

	Electrical Components & Equipment 2.8%
44,246	Harbin Electric, Inc.*	736,696
38,000	Voltamp Transformers Ltd. (India)	765,842
970,532	Wasion Group Holdings Ltd. (China)	609,134
627,000	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	1,327,166

		3,438,838

	Electronic Equipment & Instruments 0.7%
35,708	CNB Technology, Inc. (Korea)	189,017
35,674	Smartrac N.V.* (Netherlands)	630,111

		819,128

	Electronic Manufacturing Services 0.3%
561,157	Ju Teng International Holdings Ltd. (China)	343,023

	Environmental & Facilities Services 0.9%
30,100	Daiseki Co. Ltd. (Japan)	625,074
175,000	RPS Group plc (United Kingdom)	487,800

		1,112,874

	Food Distributors 0.5%
8,882	Shinsegae Food Co. Ltd. (Korea)	587,002

	Food Retail 1.5%
1,795,676	BreadTalk Group Ltd. (Singapore)	690,117
33,095	Daikokutenbussan Co. Ltd. (Japan)	1,005,480
49,337	QKL Stores, Inc.* (China)	207,215

		1,902,812

	Footwear 1.1%
1,286,616	Daphne International Holdings Ltd. (China)	1,302,817

	Health Care Equipment 2.8%
12,674	Audika S.A. (France)	383,150
43,264	DiaSorin S.p.A. (Italy)	1,589,621
1,546,660	LMA International N.V.* (Singapore)	296,147
19,124	Mindray Medical International Ltd. ADR (China)	600,876
16,450	STRATEC Biomedical Systems AG (Germany)	547,733

		3,417,527

	Health Care Facilities 1.4%
74,207	CVS Group plc* (United Kingdom)	113,261
1,373,670	Raffles Medical Group Ltd. (Singapore)	1,674,327

		1,787,588

	Health Care Services 0.5%
59,300	Fleury S.A.* (Brazil)	661,131

	Health Care Technology 0.8%
242,805	RaySearch Laboratories AB (Sweden)	1,017,073

	Home Entertainment Software 0.2%
12,101	Perfect World Co. Ltd. ADR* (China)	266,343

	Home Improvement Retail 0.4%
56,895	Cashbuild Ltd. (South Africa)	557,214

	Hotels, Resorts & Cruise Lines 0.2%
28,310	City Lodge Hotels Ltd. (South Africa)	284,024

	Human Resource & Employment Services 0.3%
443	Benefit One, Inc. (Japan)	327,914

	Industrial Machinery 4.5%
48,385	AIA Engineering Ltd. (India)	394,436
5,955	Burckhardt Compression Holding AG (Switzerland)	1,049,753
2,981,877	China Automation Group Ltd. (China)	1,929,081
125,701	China Valves Technology, Inc.* (China)	1,172,790
55,026	Hy-Lok Corp. (Korea)	501,320
43,813	SKF India Ltd. (India)	444,187

		5,491,567

	Internet Retail 1.5%
72,952	ASOS plc* (United Kingdom)	934,369
325	START TODAY Co. Ltd. (Japan)	888,996

		1,823,365

	Internet Software & Services 1.4%
23,611	Daum Communications Corp.* (Korea)	1,621,249
290,500	Vendtek Systems, Inc.* (Canada)	109,447

		1,730,696

	IT Consulting & Other Services 2.5%
26,124	Alten Ltd. (France)	636,430
509,408	CSE Global Ltd. (Singapore)	317,216
799,325	CSG Ltd. (Australia)	1,233,532
43,085	MindTree Ltd. (India)	505,941
96,996	Rolta India Ltd. (India)	347,175

		3,040,294

	Life Sciences Tools & Services 3.8%
2,734	CMIC Co. Ltd. (Japan)	726,293
992	EPS Co. Ltd. (Japan)	2,503,588
18,965	ICON plc ADR* (Ireland)	547,899
63,720	LINICAL Co. Ltd. (Japan)	341,331
30,720	MorphoSys AG* (Germany)	543,801

		4,662,912

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Managed Health Care 0.6%
19,744	OdontoPrev S.A. (Brazil)	$692,637

	Oil & Gas Drilling 0.4%
60,577	Phoenix Technology Income Fund**
	(Canada)	478,705

	Oil & Gas Equipment & Services 1.4%
907,000	Anhui Tianda Oil Pipe Co. Ltd., Class
	H (China)	317,224
116,425	Lamprell plc (United Arab Emirates)	371,178
75,000	Maridive & Oil Services S.A.E. (Egypt)	233,163
78,710	Pason Systems, Inc. (Canada)	838,476

		1,760,041

	Oil & Gas Exploration & Production 4.8%
777,449	Afren plc* (United Kingdom)	983,330
119,235	Dragon Oil plc* (Ireland)	724,490
124,608	Gran Tierra Energy, Inc.* (Canada)	618,056
42,000	Ithaca Energy, Inc.* (Canada)	78,327
142,017	Pan Orient Energy Corp.* (Canada)	688,883
1,330,000	Petroneft Resources plc* (United Kingdom)	751,330
59,219	Premier Oil plc* (United Kingdom)	1,095,074
69,105	Selan Exploration Technology Ltd. (India)	568,434
51,508	Westfire Energy Ltd.* (Canada)	316,801

		5,824,725

	Packaged Foods & Meats 1.5%
2,035,870	Agthia Group PJSC (United Arab
	Emirates)	1,045,021
64,020	Zhongpin, Inc.*	752,875

		1,797,896

	Personal Products 1.1%
50,252	Atrium Innovations, Inc.* (Canada)	724,174
1,200,000	Beauty China Holdings Ltd.* ***
	(Singapore)	8,586
14,191	Proctor & Gamble Hygiene and Healthcare Ltd. (India)	609,385

		1,342,145

	Pharmaceuticals 3.6%
339,610	China Shineway Pharmaceutical Group
	Ltd. (China)	1,032,740
21,000	CKD Bio Corp. (Korea)	223,533
26,262	Daewoong Pharmaceutical Co. Ltd.
	(Korea)	992,488
54,619	Dechra Pharmaceuticals
	plc (United Kingdom)	313,291
461,500	Genomma Lab Internacional S.A. de C.V., Class B* (Mexico)	1,543,364
16,134	Medy-Tox, Inc.* (Korea)	331,844

		4,437,260

	Property & Casualty Insurance 0.8%
616,253	Beazley plc (United Kingdom)	1,038,693

	Regional Banks 0.7%
40,932	Canadian Western Bank (Canada)	911,399

	Research & Consulting Services 0.9%
368	Nihon M&A Center, Inc. (Japan)	1,132,041

	Restaurants 1.6%
180,464	Ajisen China Holdings Ltd. (China)	201,421
581,950	FU JI Food & Catering Services Holdings Ltd.* *** (China)	747
278,861	KFC Holdings (Malaysia) Berhad (Malaysia)	871,683
12,200	Saint Marc Holdings Co. Ltd. (Japan)	487,703
213	Toridoll.corporation (Japan)	381,713

		1,943,267

	Semiconductor Equipment 0.5%
41,809	Koh Young Technology, Inc.* (Korea)	565,233

	Semiconductors 2.5%
43,442	Hana Micron, Inc.* (Korea)	260,850
118,607	Melexis N.V.* (Belgium)	1,209,267
9,596	Melfas, Inc.* (Korea)	407,191
142,837	O2Micro International Ltd. ADR* (China)	848,452
184,175	Sporton International, Inc. (Taiwan)	392,191

		3,117,951

	Specialized Consumer Services 0.1%
185	NOVARESE, Inc. (Japan)	119,427

	Specialized Finance 2.1%
62,880	IMAREX ASA* (Norway)	466,327
78,744	JSE Ltd. (South Africa)	673,948
277	Osaka Securities Exchange Co. Ltd. (Japan)	1,174,227
32,625	Oslo Bors VPS Holding ASA (Norway)	306,841

		2,621,343

	Specialty Chemicals 1.3%
16,358	C. Uyemura & Co. Ltd. (Japan)	663,000
1,704,460	EcoGreen Fine Chemical Group Ltd. (Hong Kong)	381,586
33,070	TechnoSemiChem Co. Ltd. (Korea)	599,585

		1,644,171

	Specialty Stores 0.6%
100,123	easyhome Ltd. (Canada)	716,714

	Steel 0.9%
85,490	Ferrexpo plc (United Kingdom)	314,610
297,572	Ratnamani Metals & Tubes Ltd. (India)	789,531

		1,104,141

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Systems Software 2.8%
422,839	GuestLogix, Inc.* (Canada)	$517,746
3,974	Simplex Technology, Inc. (Japan)	2,880,553

		3,398,299

	Textiles 1.1%
869,712	S. Kumars Nationwide Ltd.* (India)	1,323,651

	Thrifts & Mortgage Finance 2.7%
295,961	Dewan Housing Finance Corp. Ltd. (India)	1,486,733
46,669	Home Capital Group, Inc. (Canada)	1,853,661

		3,340,394

	Trading Companies & Distributors 1.2%
32,828	Indutrade AB (Sweden)	708,060
18,535	Richelieu Hardware Ltd. (Canada)	406,419
2,519	Thermador Groupe (France)	319,343

		1,433,822

	Water Utilities 0.4%
790,889	Sound Global Ltd.* (Singapore)	434,410

	Total Common Stocks
	(cost $99,526,417)	116,660,221

	PREFERRED STOCKS 0.9%

	Diversified Banks 0.2%
52,600	Parana Banco S.A. Pfd. (Brazil)	249,359

	Regional Banks 0.7%
166,410	Banco Daycoval S.A. Pfd. (Brazil)	816,736

	Total Preferred Stocks
	(cost $743,323)	1,066,095

	LIMITED PARTNERSHIP INTEREST 0.6%

	Oil & Gas Exploration & Production 0.6%
103,319	Zhaikmunai L.P. GDR* (Kazakhstan)	764,560

	Total Limited Partnership Interest
	(cost $569,882)	764,560

	Rights 0.0%

	Asset Management & Custody Banks 0.0%
142	CETIP S.A.* (Brazil)	1,069

	Total Rights
	(cost $1,023)	1,069

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.6%

	Repurchase Agreement 2.6%
$3,173,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $3,210,000 of United States Treasury Notes 1.50% due 12/31/13; value: $3,238,088; repurchase proceeds: $3,173,000 (cost $3,173,000)	$3,173,000

	Total Short-Term Investments
	(cost $3,173,000)	3,173,000

	Total Investments
	(cost $104,013,645) 98.9%^^	121,664,945
	Other Assets less Liabilities 1.1%	1,413,803

	NET ASSETS 100.0%	$123,078,748

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 2).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 71.85%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

At June 30, 2010, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	2.1
Belgium	1.0
Brazil	2.9
Canada	7.8
China	14.6
Denmark	0.9
Egypt	0.8
Finland	0.6
France	2.4
Germany	4.3
Hong Kong	0.4
India	9.4
Ireland	1.1
Italy	1.3
Japan	13.9
Kazakhstan	0.6
Korea	7.2
Malaysia	0.7
Mexico	2.3
Netherlands	0.5
Norway	0.7
Singapore	5.5
South Africa	1.3
Sweden	1.6
Switzerland	0.9
Taiwan	0.3
United Arab Emirates	5.3
United Kingdom	8.0
United States	1.6

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 96.9%

	Air Freight & Logistics 1.3%
2,849,430	Goodpack Ltd. (Singapore)	$3,405,775

	Apparel Retail 1.0%
165,223	Zumiez, Inc.*	2,661,743

	Apparel, Accessories & Luxury Goods 2.8%
1,773,285	Ports Design Ltd. (China)	4,509,793
160,657	Volcom, Inc.*	2,983,400

		7,493,193

	Application Software 5.0%
310,045	Convio, Inc.*	2,275,730
219,273	Interactive Intelligence, Inc.*	3,602,655
217,970	Tyler Technologies, Inc.*	3,382,894
64,745	Ultimate Software Group, Inc.*	2,127,521
77,595	VanceInfo Technologies, Inc. ADR* (China)	1,806,412

		13,195,212

	Asset Management & Custody Banks 4.7%
62,236	Diamond Hill Investment Group, Inc.	3,528,159
94,044	Solar Capital Ltd.	1,811,287
741,501	Treasury Group Ltd. (Australia)	3,155,766
112,651	Westwood Holdings Group, Inc.	3,959,683

		12,454,895

	Automotive Retail 1.5%
97,725	Monro Muffler Brake, Inc.	3,863,069

	Biotechnology 3.2%
168,725	3SBio, Inc. ADR* (China)	1,962,272
322,922	Abcam plc (United Kingdom)	5,919,650
114,335	Orexigen Therapeutics, Inc.*	480,207

		8,362,129

	Computer Storage & Peripherals 1.2%
287,165	Intevac, Inc.*	3,064,051

	Construction & Engineering 0.5%
100,360	Orion Marine Group, Inc.*	1,425,112

	Consumer Finance 3.3%
318,341	Dollar Financial Corp.*	6,299,968
542,750	United PanAm Financial Corp.*	2,360,963

		8,660,931

	Data Processing & Outsourced Services 1.5%
215,300	SPS Commerce, Inc.*	2,501,786
166,330	Wirecard AG (Germany)	1,421,170

		3,922,956

	Diversified Banks 0.6%
167,403	Encore Bancshares, Inc.*	1,655,616

	Diversified Support Services 1.1%
158,745	STR Holdings, Inc.*	2,984,406

	Electronic Manufacturing Services 0.7%
119,445	IPG Photonics Corp.*	1,819,147

	Environmental & Facilities Services 1.2%
230,941	Heritage-Crystal Clean, Inc.*	1,859,075
91,485	US Ecology, Inc.	1,332,937

		3,192,012

	Food Retail 0.5%
338,040	QKL Stores, Inc.* (China)	1,419,768

	Health Care Distributors 1.2%
63,736	MWI Veterinary Supply, Inc.*	3,203,371

	Health Care Equipment 6.6%
141,400	Abaxis, Inc.*	3,030,202
318,689	AtriCure, Inc.*	2,119,282
476,001	Cardica, Inc.*	775,882
341,000	Cardica, Inc. PIPE* +	555,830
273,165	Cardiovascular Systems, Inc.*	1,215,584
23,597,360	LMA International N.V.* (Singapore)	4,518,304
70,270	NuVasive, Inc.*	2,491,774
177,150	Synovis Life Technologies, Inc.*	2,706,852

		17,413,710

	Health Care Facilities 1.7%
132,776	AmSurg Corp.*	2,366,068
248,625	NovaMed, Inc.*	2,063,588

		4,429,656

	Health Care Services 6.0%
115,307	Bio-Reference Laboratories, Inc.*	2,556,356
669,825	Clarient, Inc.*	2,063,061
163,182	CorVel Corp.*	5,513,920
129,790	Healthways, Inc.*	1,547,097
69,025	IPC The Hospitalist Co., Inc.*	1,732,527
87,585	LHC Group, Inc.*	2,430,484

		15,843,445

	Health Care Supplies 0.4%
43,644	Neogen Corp.*	1,136,926

	Health Care Technology 1.9%
75,185	Computer Programs and Systems, Inc.	3,076,570
471,045	RaySearch Laboratories AB (Sweden)	1,973,136

		5,049,706

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Industrial Machinery 1.7%
250,000	AIA Engineering Ltd. (India)	$2,038,008
259,685	China Valves Technology, Inc.* (China)	2,422,861

		4,460,869

	Insurance Brokers 0.4%
82,505	eHealth, Inc.*	938,082

	Internet Software & Services 2.8%
120,790	Constant Contact, Inc.*	2,576,451
288,490	DealerTrack Holdings, Inc.*	4,745,660

		7,322,111

	IT Consulting & Other Services 1.9%
931,770	CSG Ltd. (Australia)	1,437,923
151,655	NCI, Inc., Class A*	3,424,370

		4,862,293

	Life Sciences Tools & Services 4.6%
1,348	EPS Co. Ltd. (Japan)	3,402,053
187,499	ICON plc ADR* (Ireland)	5,416,846
263,436	MEDTOX Scientific, Inc.*	3,240,263

		12,059,162

	Oil & Gas Equipment & Services 1.0%
252,800	Pason Systems, Inc. (Canada)	2,693,009

	Oil & Gas Exploration & Production 0.6%
820,710	Ithaca Energy, Inc.* (Canada)	1,530,570

	Pharmaceuticals 0.3%
326,809	Alexza Pharmaceuticals, Inc. PIPE* +	888,920

	Property & Casualty Insurance 0.9%
246,765	Seabright Holdings, Inc.	2,339,332

	Regional Banks 2.0%
133,114	Commonwealth Bankshares, Inc.*	351,421
477,035	First California Financial Group, Inc.*	1,283,224
252,060	Nara Bancorp, Inc.*	2,124,866
163,266	Pacific Continental Corp.	1,546,129

		5,305,640

	Research & Consulting Services 3.4%
128,331	CRA International, Inc.*	2,416,473
316,350	Resources Connection, Inc.*	4,302,360
99,395	Stantec, Inc.* (Canada)	2,199,611

		8,918,444

	Restaurants 1.8%
122,865	Peet’s Coffee & Tea, Inc.*	4,824,909

	Semiconductors 10.8%
265,807	Melexis N.V.* (Belgium)	2,710,055
566,885	Micrel, Inc.	5,770,889
79,482	Netlogic Microsystems, Inc.*	2,161,911
865,747	O2Micro International Ltd. ADR* (China)	5,142,537
280,293	Pericom Semiconductor Corp.*	2,690,813
246,708	Power Integrations, Inc.	7,942,764
87,470	Supertex, Inc.*	2,157,010

		28,575,979

	Specialized Finance 1.1%
154,000	Goldwater Bank, N.A.* *** +	582,120
545	Osaka Securities Exchange Co. Ltd. (Japan)	2,310,301

		2,892,421

	Specialty Chemicals 0.6%
461,662	Neo Material Technologies, Inc.* (Canada)	1,556,701

	Specialty Stores 4.7%
377,420	Big 5 Sporting Goods Corp.	4,959,299
197,015	easyhome Ltd. (Canada)	1,410,298
247,377	Hibbett Sports, Inc.*	5,927,153

		12,296,750
	Systems Software 3.0%
106,835	ArcSight, Inc.*	2,392,036
384,260	OPNET Technologies, Inc.	5,644,779

		8,036,815

	Thrifts & Mortgage Finance 2.1%
578,300	Dewan Housing Finance Corp. Ltd. (India)	2,905,037
64,040	Home Capital Group, Inc. (Canada)	2,543,625

		5,448,662

	Trading Companies & Distributors 2.2%
277,852	CAI International, Inc.*	3,306,439
220,363	Rush Enterprises, Inc., Class B*	2,567,229

		5,873,668

	Trucking 3.1%
114,765	Marten Transport, Ltd.*	2,384,817
84,810	Old Dominion Freight Line, Inc.*	2,980,223
210,433	Vitran Corp., Inc.* (Canada)	2,784,029

		8,149,069

	Total Common Stocks (cost $248,442,875)	255,630,235

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	PREFERRED STOCKS 1.0%

	Regional Banks 1.0%
504,600	Banco Daycoval S.A. Pfd. (Brazil)	$2,476,565

	Total Preferred Stocks (cost $1,912,500)	2,476,565

	WARRANTS 0.0%

	Health Care Equipment 0.0%
121,124	Cardica, Inc., expiring 6/7/12* ***+	—
322,500	Cardica, Inc., expiring 9/29/14* ***+	58,050

		58,050

	Pharmaceuticals 0.0%
294,128	Alexza Pharmaceuticals, Inc., expiring 10/5/16* ***+	36,766

	Total Warrants (cost $96,458)	94,816

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.2%

	Repurchase Agreement 2.2%
$5,787,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $5,855,000 of United States Treasury Notes 1.50% due 12/31/13; value: $5,906,231; repurchase proceeds: $5,787,000 (cost $5,787,000)	$5,787,000

	Total Short-Term Investments (cost $5,787,000)	5,787,000

	Total Investments (cost $256,238,833) 100.1%^^	263,988,616

	Liabilities less Other Assets (0.1)%	(249,840)

	NET ASSETS 100.0%	$263,738,776

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 12.81%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At June 30, 2010, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.8
Belgium	1.0
Brazil	1.0
Canada	5.7
China	6.7
Germany	0.5
India	1.9
Ireland	2.1
Japan	2.2
Singapore	3.1
Sweden	0.8
United Kingdom	2.3
United States	70.9

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 80.6%

	Air Freight & Logistics 0.6%
115,000	Transat A.T., Inc.* (Canada)	$1,094,000

	Apparel Retail 1.2%
180,000	Cache, Inc.*	1,022,400
200,000	Christopher & Banks Corp.	1,238,000

		2,260,400

	Apparel, Accessories & Luxury Goods 1.6%
57,000	LG Fashion Corp. (Korea)	1,327,795
200,000	Ted Baker plc (United Kingdom)	1,623,047

		2,950,842

	Application Software 3.0%
100,000	Ebix, Inc.*	1,568,000
380,000	ICSA (India) Ltd. (India)	1,174,237
85,000	JDA Software Group, Inc.*	1,868,300
800,000	Redknee Solutions, Inc.* (Canada)	941,886

		5,552,423

	Asset Management & Custody Banks 2.1%
120,000	Solar Capital Ltd.	2,311,200
360,000	Treasury Group Ltd. (Australia)	1,532,130

		3,843,330

	Auto Parts & Equipment 0.8%
215,000	Martinrea International, Inc.* (Canada)	1,532,966

	Automotive Retail 1.0%
45,000	Monro Muffler Brake, Inc.	1,778,850

	Biotechnology 1.6%
800,000	Dyadic International, Inc.*	1,456,000
380,372	Luna Innovations, Inc.*	836,818
85,000	NeurogesX, Inc. PIPE*+	563,550

		2,856,368

	Building Products 0.6%
140,000	NCI Building Systems, Inc.*	1,171,800

	Communications Equipment 1.2%
200,000	COM DEV International Ltd.* (Canada)	357,917
140,000	Dasan Neworks, Inc.* (Korea)	1,098,733
400,000	UTStarcom, Inc.*	736,000

		2,192,650

	Computer Hardware 0.7%
180,000	Silicon Graphics International Corp.*	1,274,400

	Computer Storage & Peripherals 1.2%
91,897	Datalink Corp.*	369,426
170,000	Intevac, Inc.*	1,813,900

		2,183,326

	Construction & Engineering 1.1%
60,000	Michael Baker Corp.*	2,094,000

	Construction & Farm Machinery & Heavy Trucks 0.8%
110,000	Titan Machinery, Inc.*	1,444,300

	Consumer Finance 1.9%
300,000	Advance America Cash Advance Centers, Inc.	1,239,000
100,000	First Cash Financial Services, Inc.*	2,180,000

		3,419,000

	Data Processing & Outsourced Services 2.0%
200,000	DJSP Enterprises, Inc.*	1,130,000
375,000	Online Resources Corp.*	1,556,250
110,000	Wirecard AG (Germany)	939,871

		3,626,121

	Department Stores 0.8%
14,000,000	PT Ramayana Lestari Sentosa Tbk (Indonesia)	1,471,491

	Distillers & Vintners 0.6%
304,237	Globus Spirits Ltd.* (India)	1,087,676

	Distributors 0.8%
31,000	Delticom AG (Germany)	1,448,927

	Diversified Banks 1.4%
55,556	Idaho Trust Bancorp* *** +	226,668
600,000	Karnataka Bank Ltd. (India)	2,268,298

		2,494,966

	Diversified Metals & Mining 0.5%
90,000	Globe Specialty Metals, Inc.* +	929,700

	Education Services 1.4%
230,000	China Education Alliance, Inc.* (China)	954,500
78,000	Lincoln Educational Services*	1,606,020

		2,560,520

	Electrical Components & Equipment 1.0%
220,000	Orion Energy Systems, Inc.*	693,000
1,800,000	Wasion Group Holdings Ltd. (China)	1,129,732

		1,822,732

	Electronic Manufacturing Services 1.3%
250,000	TTM Technologies, Inc.*	2,375,000

	Environmental & Facilities Services 0.7%
161,749	Heritage-Crystal Clean, Inc.*	1,302,079

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Food Retail 1.1%
200,000	QKL Stores, Inc.* (China)	$840,000
100,000	Susser Holdings Corp.*	1,179,000

		2,019,000

	Gas Utilities 0.9%
300,000	Indraprastha Gas Ltd. (India)	1,666,695

	Health Care Distributors 0.5%
350,000	Animal Health International, Inc.*	868,000

	Health Care Equipment 3.4%
256,000	AtriCure, Inc.*	1,702,400
221,000	Cardica, Inc. PIPE* +	360,230
55,000	Invacare Corp.	1,140,700
700,000	Solta Medical, Inc.*	1,330,000
65,000	Zoll Medical Corp.*	1,761,500

		6,294,830

	Health Care Services 1.7%
40,000	Bio-Reference Laboratories, Inc.*	886,800
80,000	LHC Group, Inc.*	2,220,000

		3,106,800

	Health Care Technology 0.7%
700,000	iCAD, Inc.*	1,337,000

	Home Furnishings 0.7%
122,000	Hooker Furniture Corp.	1,300,520

	Home Improvement Retail 1.1%
10,000,000	Ace Hardware Indonesia (Indonesia)	1,985,659

	Hotels, Resorts & Cruise Lines 0.4%
100,900	Orient-Express Hotels Ltd., Class A*	746,660

	Human Resource & Employment Services 0.3%
49,081	Barrett Business Services, Inc.	608,604

	Industrial Machinery 2.1%
170,000	China Valves Technology, Inc.* (China)	1,586,100
95,000	Gencor Industries, Inc.*	744,800
100,000	Hurco Cos., Inc.*	1,485,000

		3,815,900

	Internet Software & Services 1.6%
165,000	InfoSpace, Inc.*	1,240,800
285,000	United Online, Inc.	1,641,600

		2,882,400

	Investment Banking & Brokerage 0.8%
270,000	GFI Group, Inc.	1,506,600

	IT Consulting & Other Services 0.4%
500,000	CSG Ltd. (Australia)	771,608

	Life Sciences Tools & Services 0.4%
140,000	LINICAL Co. Ltd. (Japan)	749,943

	Oil & Gas Equipment & Services 1.2%
120,000	TETRA Technologies, Inc.*	1,089,600
145,000	Willbros Group, Inc.*	1,073,000

		2,162,600

	Oil & Gas Exploration & Production 1.9%
400,000	Abraxas Petroleum Corp.*	1,120,000
230,000	Pan Orient Energy Corp.* (Canada)	1,115,664
160,000	Selan Exploration Technology Ltd. (India)	1,316,105

		3,551,769

	Packaged Foods & Meats 0.6%
100,000	Zhongpin, Inc.*	1,176,000

	Personal Products 1.6%
90,000	Atrium Innovations, Inc.* (Canada)	1,296,977
235,000	Prestige Brands Holdings, Inc.*	1,663,800

		2,960,777

	Pharmaceuticals 1.4%
38,001	Daewoong Pharmaceutical Co. Ltd. (Korea)	1,436,126
180,000	Whanin Pharmaceutical Co. Ltd. (Korea)	1,064,092

		2,500,218

	Property & Casualty Insurance 0.8%
160,000	Seabright Holdings, Inc.	1,516,800

	Regional Banks 5.8%
2,600,000	City Union Bank Ltd. (India)	2,002,549
420,000	First California Financial Group, Inc.*	1,129,800
69,500	First of Long Island Corp. (The)	1,786,845
60,000	Lakeland Financial Corp.	1,198,800
120,000	Metro Bancorp, Inc.*	1,480,800
140,000	OBA Financial Services, Inc.*	1,547,000
65,000	Tower Bancorp, Inc.	1,422,850

		10,568,644

	Research & Consulting Services 0.5%
52,000	CRA International, Inc.*	979,160

	Restaurants 0.8%
1,360,895	Ajisen China Holdings Ltd. (China)	1,518,934

	Semiconductor Equipment 0.7%
100,000	Koh Young Technology, Inc.* (Korea)	1,351,942

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Semiconductors 1.6%
300,000	PLX Technology, Inc.*	$1,257,000
70,000	Standard Microsystems Corp.*	1,629,600

		2,886,600

	Specialized Finance 2.3%
41,900	Goldwater Bank, N.A.* *** +	158,382
104,000	IMAREX ASA* (Norway)	771,279
191,700	Newstar Financial, Inc.*	1,219,212
30,000	Portfolio Recovery Associates, Inc.*	2,003,400

		4,152,273

	Specialty Chemicals 0.5%
250,000	Neo Material Technologies, Inc.* (Canada)	842,988

	Specialty Stores 1.8%
120,000	Big 5 Sporting Goods Corp.	1,576,800
250,000	easyhome Ltd. (Canada)	1,789,583

		3,366,383

	Steel 1.8%
65,000	Haynes International, Inc.	2,003,950
60,000	Olympic Steel, Inc.	1,378,200

		3,382,150

	Systems Software 2.9%
1,400,000	GuestLogix, Inc.* (Canada)	1,714,232
120,000	OPNET Technologies, Inc.	1,762,800
2,600	Simplex Technology, Inc. (Japan)	1,884,610

		5,361,642

	Textiles 1.1%
1,300,000	S. Kumars Nationwide Ltd.* (India)	1,978,524

	Thrifts & Mortgage Finance 3.6%
350,000	Dewan Housing Finance Corp. Ltd. (India)	1,758,193
140,000	Ocean Shore Holding Co.	1,453,200
100,000	Oritani Financial Corp.	1,000,000
240,000	PMI Group, Inc. (The)*	693,600
205,000	Westfield Financial, Inc.	1,707,650

		6,612,643

	Trading Companies & Distributors 0.8%
90,000	Interline Brands, Inc.*	1,556,100

	Trucking 2.2%
80,000	Marten Transport, Ltd.*	1,662,400
85,000	USA Truck, Inc.*	1,370,200
70,000	Vitran Corp., Inc.* (Canada)	926,100

		3,958,700

	Water Utilities 0.7%
2,300,000	Sound Global Ltd.* (Singapore)	1,263,317

	Total Common Stocks
	(cost $142,561,781)	148,076,250

	WARRANTS 0.0%

	Biotechnology 0.0%
30,399	NeurogesX, Inc., expiring 12/28/12* *** +	—

	Health Care Equipment 0.0%
58,140	Cardica, Inc., expiring 6/7/12* *** +	—
110,500	Cardica, Inc., expiring 9/29/14* *** +	19,890

		19,890

	Total Warrants
	(cost $26,915)	19,890

Principal Amount		Value
	SHORT-TERM INVESTMENTS 18.8%

	Repurchase Agreement 18.8%
$34,542,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $32,860,000 of United States Treasury Notes 3.00% due 2/28/17; value: $533,587; United States Treasury Notes 3.625% due 12/31/12; value: $34,705,080; repurchase proceeds: $34,542,000 (cost $34,542,000)	$34,542,000

	Total Short-Term Investments
	(cost $34,542,000)	34,542,000

	Total Investments
	(cost $177,130,696) 99.4%^^	182,638,140
	Other Assets less Liabilities 0.6%	1,040,793

	NET ASSETS 100.0%	$183,678,933

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 17.65%.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

At June 30, 2010, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments,were in the following countries:

COUNTRY	%
Australia	1.6
Canada	7.8
China	4.1
Germany	1.6
India	9.0
Indonesia	2.3
Japan	1.8
Korea	4.2
Norway	0.5
Singapore	0.9
United Kingdom	1.1
United States	65.1

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 96.4%

	Aerospace & Defense 1.9%
243,562	HEICO Corp.	$8,748,747
344,538	HEICO Corp., Class A	9,285,299

		18,034,046

	Air Freight & Logistics 1.6%
35,694,386	Aramex PJSC* (United Arab Emirates)	14,781,377

	Aluminum 0.8%
11,305,282	Midas Holdings Ltd. (Singapore)	7,322,893

	Apparel Retail 1.1%
632,029	Zumiez, Inc.*	10,181,987

	Apparel, Accessories & Luxury Goods 2.4%
5,784,985	Ports Design Ltd. (China)	14,712,290
384,108	Volcom, Inc.*	7,132,885

		21,845,175

	Application Software 4.5%
161,820	Concur Technologies, Inc.*	6,906,478
76,162	FactSet Research Systems, Inc.	5,102,092
898,759	Ultimate Software Group, Inc.*	29,533,221

		41,541,791

	Asset Management & Custody Banks 0.7%
284,740	Waddell & Reed Financial, Inc., Class A	6,230,111

	Automotive Retail 1.8%
349,275	O’Reilly Automotive, Inc.*++	16,611,519

	Biotechnology 1.9%
541,521	Myriad Genetics, Inc.*	8,095,739
314,495	Orexigen Therapeutics, Inc.*	1,320,879
146,199	Orexigen Therapeutics, Inc., Series C PIPE*+	614,036
259,725	Sangamo BioSciences, Inc.*	963,579
469,510	Seattle Genetics, Inc.*	5,629,425
205,700	ZymoGenetics, Inc.*	868,054

		17,491,712

	Communications Equipment 3.1%
20,515	Calix, Inc.*	210,484
208,185	F5 Networks, Inc.*	14,275,245
531,200	Riverbed Technology, Inc.*	14,671,744

		29,157,473

	Computer & Electronics Retail 0.6%
250,578	hhgregg, Inc.*	5,843,479

	Construction & Farm Machinery & Heavy Trucks 1.0%
186,231	Bucyrus International, Inc.	8,836,661

	Data Processing & Outsourced Services 1.2%
1,295,495	Wirecard AG (Germany)	11,069,071

	Distributors 1.2%
594,933	LKQ Corp.*	11,470,308

	Diversified Banks 2.5%
163,626	HDFC Bank Ltd. ADR (India)	23,393,609

	Diversified Support Services 3.5%
543,576	Copart, Inc.*	19,465,457
321,015	Ritchie Bros. Auctioneers, Inc. (Canada)	5,848,893
378,180	STR Holdings, Inc.*	7,109,784

		32,424,134

	Environmental & Facilities Services 2.1%
2,232,175	RPS Group plc (United Kingdom)	6,222,023
672,455	Tetra Tech, Inc.*	13,186,843

		19,408,866

	Health Care Distributors 1.5%
276,881	MWI Veterinary Supply, Inc.*	13,916,039

	Health Care Equipment 1.6%
446,057	Abaxis, Inc.*	9,559,001
466,111	DexCom, Inc.*	5,388,243
1,620,220	Zonare Medical Systems, Inc.* ***+	226,831

		15,174,075

	Health Care Services 1.4%
248,870	Bio-Reference Laboratories, Inc.*	5,517,448
139,085	MEDNAX, Inc.*	7,734,517
362,782	TargetRX, Inc.* *** +	3,628

		13,255,593

	Health Care Technology 2.6%
289,460	athenahealth, Inc.*	7,563,590
407,725	Computer Programs and Systems, Inc.	16,684,107

		24,247,697

	Human Resource & Employment Services 1.0%
1,728,523	Michael Page International plc (United Kingdom)	9,584,388

	Industrial Machinery 0.7%
813,990	AIA Engineering Ltd. (India)	6,635,673

	Internet Retail 1.1%
416,006	Shutterfly, Inc.*	9,967,504

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Internet Software & Services 4.1%
681,735	DealerTrack Holdings, Inc.*	$11,214,540
1,145,360	LoopNet, Inc.*	14,122,289
262,555	VistaPrint N.V.*	12,468,737

		37,805,566

	Investment Banking & Brokerage 0.8%
492,015	optionsXpress Holdings, Inc.*	7,744,316

	IT Consulting & Other Services 3.0%
558,518	Cognizant Technology Solutions Corp., Class A*	27,959,411

	Leisure Facilities 1.8%
518,740	Life Time Fitness, Inc.*	16,490,745

	Life Sciences Tools & Services 4.5%
408,905	Divi’s Laboratories Ltd. (India)	6,729,856
674,935	ICON plc ADR* (Ireland)	19,498,872
261,919	Techne Corp.	15,047,247

		41,275,975

	Mortgage REITs 1.0%
665,608	Redwood Trust, Inc.	9,744,501

	Oil & Gas Equipment & Services 3.3%
356,895	Dril-Quip, Inc.*	15,710,518
903,720	Pason Systems, Inc. (Canada)	9,627,082
455,035	TGS-NOPEC Geophysical Co. ASA (Norway)	5,265,804

		30,603,404

	Oil & Gas Exploration & Production 2.0%
413,670	GMX Resources, Inc.*	2,684,718
846,815	Premier Oil plc* (United Kingdom)	15,659,246

		18,343,964

	Other Diversified Financial Services 0.3%
2,661,038	Count Financial Ltd. (Australia)	2,583,207

	Packaged Foods & Meats 1.5%
349,703	Glaxo SmithKline Consumer Healthcare Ltd. (India)	13,778,803

	Pharmaceuticals 0.7%
656,923	Alexza Pharmaceuticals, Inc.*	1,786,830
409,401	Alexza Pharmaceuticals, Inc. PIPE*+	1,113,571
680,112	Dechra Pharmaceuticals plc (United Kingdom)	3,901,076

		6,801,477

	Research & Consulting Services 3.5%
364,396	CRA International, Inc.*	6,861,577
1,399	Exponent, Inc.*	45,775
885,369	Resources Connection, Inc.*++	12,041,018
610,899	Stantec, Inc.* (Canada)	13,519,195

		32,467,565

	Restaurants 2.9%
693,795	Peet’s Coffee & Tea, Inc.*‡‡‡	27,245,330

	Semiconductors 8.9%
425,245	Hittite Microwave Corp.*	19,025,461
379,458	Netlogic Microsystems, Inc.*	10,321,257
1,413,505	O2Micro International Ltd. ADR* (China)	8,396,220
1,070,594	Power Integrations, Inc.	34,467,774
261,285	Silicon Laboratories, Inc.*	10,597,720

		82,808,432

	Specialized Finance 2.3%
789,810	MSCI, Inc., Class A*	21,640,794

	Specialty Stores 4.2%
565,985	Big 5 Sporting Goods Corp.	7,437,043
1,329,566	Hibbett Sports, Inc.*	31,856,401

		39,293,444

	Systems Software 3.5%
599,360	ArcSight, Inc.*	13,419,670
686,137	NetSuite, Inc.*	8,672,772
546,137	Sourcefire, Inc.*	10,376,603

		32,469,045

	Trading Companies Distributors 2.9%
534,700	MSC Industrial Direct Co., Inc., Class A	27,087,902

	Trucking 3.4%
115,170	J.B. Hunt Transport Services, Inc.	3,762,604
1,349,737	Knight Transportation, Inc.++	27,318,677

		31,081,281

	Total Common Stocks (cost $730,930,147)	895,650,343

	PREFERRED STOCKS 0.4%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* ***+	800,000

	Life Sciences Tools & Services 0.3%
186,947	Fluidigm Corp., Series E Pfd.* ***+	2,617,258

	Total Preferred Stocks (cost $4,617,258)	3,417,258

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 0.5% Other 0.5%
	Greenspring Global Partners II-B, L.P.* ***+	$3,837,226
	Greenspring Global Partners III-B, L.P.* ***+	996,264

		4,833,490

	Total Limited Partnership Interest
	(cost $5,193,853)	4,833,490

	WARRANTS 0.0%

	Health Care Equipment 0.0%
243,033	Zonare Medical Systems, Inc., expiring 6/30/11* ***+	—

	Life Sciences Tools & Services 0.0%
4,049	Fluidigm Corp., expiring 8/18/19* ***+	11

	Pharmaceuticals 0.0%
368,461	Alexza Pharmaceuticals, Inc., expiring 10/5/16* ***+	46,058

	Total Warrants
	(cost $46,069)	46,069

	RIGHTS 0.0%

	Life Sciences Tools & Services 0.0%
208,525	Valera Pharmaceuticals, Inc. Ureteral Stent CSR* ***+	—

	Pharmaceuticals 0.0%
208,525	Valera Pharmaceuticals, Inc. VP003 (Octreotide Implant) CSR* ***+	214,781

	Total Rights
	(cost $406,537)	214,781

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.9%

	Repurchase Agreement 2.9%
$26,774,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $27,075,000 of United States Treasury Notes 1.50% due 12/31/13; value: $27,311,906; repurchase proceeds: $26,774,000++ (cost $26,774,000)	$26,774,000

	Total Short-Term Investments
	(cost $26,774,000)	26,774,000

	Total Investments
	(cost $767,967,864) 100.2%^^	930,935,941

	Liabilities less Other Assets (0.2)%	(1,647,054)

	NET ASSETS 100.0%	$929,288,887

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

++All or a portion of this security has been designated as collateral for purchase commitments (see Note 6).

‡‡‡ Affiliated company (see Note 7).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 11.24%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

At June 30, 2010, Wasatch Small Cap Growth Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.3
Canada	3.2
China	2.6
Germany	1.2
India	5.6
Ireland	2.2
Norway	0.6
Singapore	0.8
United Arab Emirates	1.6
United Kingdom	3.9
United States	78.0

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 98.7%

	Aerospace & Defense 2.2%
165,422	HEICO Corp., Class A	$4,458,123

	Air Freight & Logistics 1.7%
2,963,426	Goodpack Ltd. (Singapore)	3,542,028

	Airlines 1.0%
50,580	Allegiant Travel Co.	2,159,260

	Apparel Retail 0.9%
112,955	Zumiez, Inc.*	1,819,705

	Apparel, Accessories & Luxury Goods 1.0%
108,390	Volcom, Inc.*	2,012,802

	Application Software 1.4%
155,696	Ebix, Inc.*	2,441,313
49,120	Sonic Solutions, Inc.*	410,152

		2,851,465

	Asset Management & Custody Banks 3.0%
118,885	SEI Investments Co.	2,420,499
189,811	Solar Capital Ltd.** +	3,655,760
5,076	Solar Capital Ltd.	97,764

		6,174,023

	Automotive Retail 1.7%
88,950	Monro Muffler Brake, Inc.	3,516,194

	Building Products 0.4%
97,055	NCI Building Systems, Inc.*	812,350

	Communications Equipment 2.1%
118,935	Polycom, Inc.*	3,543,074
449,360	UTStarcom, Inc.*	826,822

		4,369,896

	Computer Storage & Peripherals 0.9%
171,330	Intevac, Inc.*	1,828,091

	Construction & Engineering 2.6%
500,781	Great Lakes Dredge & Dock Co.	3,004,686
139,080	MYR Group, Inc.*	2,321,245

		5,325,931

	Construction & Farm Machinery & Heavy Trucks 0.5%
146,090	Wabash National Corp.*	1,038,700

	Consumer Finance 3.9%
520,595	Advance America Cash Advance Centers, Inc.	2,150,057
185,813	Dollar Financial Corp.*	3,677,239
532,416	United PanAm Financial Corp.*	2,316,010

		8,143,306

	Data Processing & Outsourced Services 1.3%
130,900	NeuStar, Inc., Class A*	2,699,158

	Diversified Banks 1.2%
255,486	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	357,681
587,000	Karnataka Bank Ltd. (India)	2,219,151

		2,576,832

	Diversified Metals & Mining 0.7%
67,800	Globe Specialty Metals, Inc.* +	700,374
80,340	Globe Specialty Metals, Inc.*	829,912

		1,530,286

	Diversified Support Services 1.6%
90,760	Copart, Inc.*	3,250,116

	Electrical Components & Equipment 1.7%
75,023	Harbin Electric, Inc.*	1,249,133
116,255	Voltamp Transformers Ltd. (India)	2,342,972

		3,592,105

	Electronic Manufacturing Services 1.3%
276,640	TTM Technologies, Inc.*	2,628,080

	Food Retail 1.1%
225,020	QKL Stores, Inc.* (China)	945,084
112,885	Susser Holdings Corp.*	1,330,914

		2,275,998

	Footwear 0.2%
4,995,075	China Hongxing Sports Ltd. (China)	424,448

	Health Care Facilities 3.0%
100,056	AmSurg Corp.*	1,782,998
158,447	Emeritus Corp.*	2,584,271
75,105	VCA Antech, Inc.*	1,859,600

		6,226,869

	Health Care Services 6.1%
303,310	Addus HomeCare Corp.*	1,816,827
154,273	CorVel Corp.*	5,212,885
114,980	Healthways, Inc.*	1,370,562
78,690	LHC Group, Inc.*	2,183,647
35,875	MEDNAX, Inc.*	1,995,009

		12,578,930

	Health Care Technology 0.7%
114,745	Vital Images, Inc.*	1,462,999

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Heavy Electrical Equipment 1.3%
99,520	General Cable Corp.*	$2,652,208

	Industrial Machinery 1.3%
277,183	China Valves Technology, Inc.* (China)	2,586,117

	Internet Software & Services 2.8%
111,469	DealerTrack Holdings, Inc.*	1,833,665
321,053	RADVision Ltd.* (Israel)	1,958,423
329,565	United Online, Inc.	1,898,295

		5,690,383

	Investment Banking & Brokerage 1.5%
200,324	optionsXpress Holdings, Inc.*	3,153,100

	IT Consulting & Other Services 0.5%
636,652	CSG Ltd. (Australia)	982,492

	Life Sciences Tools & Services 1.3%
106,330	Pharmaceutical Product Development, Inc.	2,701,845

	Mortgage REITs 4.2%
602,345	MFA Financial, Inc.	4,457,353
285,910	Redwood Trust, Inc.	4,185,722

		8,643,075

	Office Services & Supplies 1.5%
350,500	American Reprographics Co.*	3,059,865

	Oil & Gas Equipment & Services 1.8%
209,346	TETRA Technologies, Inc.*	1,900,861
82,695	TGS-NOPEC Geophysical Co. ASA (Norway)	956,972
115,410	Willbros Group, Inc.*	854,034

		3,711,867

	Oil & Gas Exploration & Production 3.4%
540,973	Abraxas Petroleum Corp.*	1,514,724
806,510	Afren plc* (United Kingdom)	1,020,087
122,075	Northern Oil and Gas, Inc.*	1,567,443
107,890	Petrohawk Energy Corp.*	1,830,893
22,895	Ultra Petroleum Corp.*	1,013,104
38,085	VAALCO Energy, Inc.*	213,276

		7,159,527

	Personal Products 3.1%
90,645	Herbalife Ltd.	4,174,202
63,270	NBTY, Inc.*	2,151,813

		6,326,015

	Property & Casualty Insurance 2.5%
238,410	Seabright Holdings, Inc.	2,260,127
132,815	Tower Group, Inc.	2,859,507

		5,119,634

	Regional Banks 4.6%
43,130	City National Corp.	2,209,550
2,233,000	City Union Bank Ltd. (India)	1,719,882
188,716	Commonwealth Bankshares, Inc.*	498,210
54,110	Lakeland Financial Corp.	1,081,118
239,875	Nara Bancorp, Inc.*	2,022,146
91,195	Trustmark Corp.	1,898,680

		9,429,586

	Research & Consulting Services 3.5%
96,172	Corporate Executive Board Co. (The)	2,526,438
92,925	CRA International, Inc.*	1,749,778
151,455	Huron Consulting Group, Inc.*	2,939,742

		7,215,958

	Semiconductors 7.2%
192,583	Micrel, Inc.	1,960,495
279,555	O2Micro International Ltd. ADR* (China)	1,660,557
479,441	Pericom Semiconductor Corp.*	4,602,633
188,060	Standard Microsystems Corp.*	4,378,037
93,737	Supertex, Inc.*	2,311,554

		14,913,276

	Specialty Stores 1.0%
157,270	Big 5 Sporting Goods Corp.	2,066,528

	Steel 2.2%
100,828	Haynes International, Inc.	3,108,527
501,000	Ratnamani Metals & Tubes Ltd. (India)	1,329,275

		4,437,802

	Systems Software 1.6%
226,580	OPNET Technologies, Inc.	3,328,460

	Thrifts & Mortgage Finance 2.2%
115,530	LIC Housing Finance Ltd. (India)	2,468,148
125,810	Washington Federal, Inc.	2,035,606

		4,503,754

	Trading Companies & Distributors 4.1%
127,920	Beacon Roofing Supply, Inc.*	2,305,119
165,625	Interline Brands, Inc.*	2,863,656
66,085	MSC Industrial Direct Co., Inc., Class A	3,347,866

		8,516,641

	Trucking 4.9%
174,885	Marten Transport, Ltd.*	3,634,110
112,196	Old Dominion Freight Line, Inc.*	3,942,568
198,621	Vitran Corp., Inc.* (Canada)	2,627,756

		10,204,434

	Total Common Stocks (cost $197,113,908)	203,700,262

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 0.3%

	Repurchase Agreement 0.3%
$572,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $545,000 of United States Treasury Notes 3.625% due 12/31/12; value: $584,676; repurchase proceeds: $572,000 (cost $572,000)	$572,000

	Total Short – Term Investments (cost $572,000)	572,000

	Total Investments (cost $197,685,908) 99.0%^^	204,272,262

	Other Assets less Liabilities 1.0%	2,029,625

	NET ASSETS 100.0%	$206,301,887

*Non-income producing.

**Common units.

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 8.24%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2010, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.5
Bermuda	0.2
Canada	1.3
China	2.7
India	4.9
Israel	1.0
Norway	0.5
Singapore	1.7
United Kingdom	0.5
United States	86.7

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 89.9%

	Asset Management & Custody Banks 9.8%
47,284	Ares Capital Corp.	$592,468
26,000	Pzena Investment Management, Inc., Class A	165,620
17,715	SEI Investments Co.	360,677
7,883	Solar Capital Ltd.**+	151,827
21,931	Solar Capital Ltd.	422,391

		1,692,983

	Consumer Finance 1.1%
8,400	First Cash Financial Services, Inc.*	183,120

	Data Processing & Outsourced Services 8.7%
25,800	Cielo S.A. (Brazil)	218,717
13,200	Fidelity National Information Services, Inc.	354,024
1,715	Mastercard, Inc., Class A	342,194
3,060	Paychex, Inc.	79,468
14,100	Redecard S.A. (Brazil)	200,530
36,100	Wirecard AG (Germany)	308,448

		1,503,381

	Diversified Banks 2.2%
90,056	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	126,078
14,564	Itau Unibanco Holding S.A. ADR (Brazil)	262,298

		388,376

	Diversified REITs 2.1%
41,800	CapLease, Inc.	192,698
177,857	Star Asia Finance Ltd.*+	177,857

		370,555

	Diversified Support Services 0.5%
4,385	Ritchie Bros. Auctioneers, Inc. (Canada)	79,895

	Electronic Equipment & Instruments 0.6%
3,150	National Instruments Corp.	100,107

	Fertilizers & Agricultural Chemicals 1.8%
6,700	Monsanto Co.	309,674

	Gold 0.0%
95,680	Redcorp Ventures Ltd. PIPE* ***+ (Canada)	—

	Health Care Services 0.5%
1,535	Chemed Corp.	83,872

	Hypermarkets & Super Centers 1.9%
6,755	Wal-Mart Stores, Inc.	324,713

	Investment Banking & Brokerage 1.4%
1,900	Goldman Sachs Group, Inc. (The)	249,413

	IT Consulting & Other Services 2.8%
3,875	International Business Machines Corp.	478,485

	Leisure Products 0.5%
3,800	Pool Corp.	83,296

	Life Sciences Tools & Services 1.3%
6,400	Eurofins Scientific (France)	228,399

	Mortgage REITs 23.2%
56,600	Anworth Mortgage Asset Corp.	402,992
175,900	Capstead Mortgage Corp.	1,945,454
69,700	MFA Financial, Inc.	515,780
78,750	Redwood Trust, Inc.	1,152,900

		4,017,126

	Multi-Line Insurance 2.1%
10,955	Loews Corp.	364,911

	Oil & Gas Exploration & Production 2.5%
9,700	Ultra Petroleum Corp.*	429,225

	Personal Products 3.5%
13,250	Herbalife Ltd.	610,162

	Pharmaceuticals 6.7%
16,230	Forest Laboratories, Inc.*	445,189
8,765	Teva Pharmaceutical Industries Ltd.
	ADR (Israel)	455,692
5,000	Valeant Pharmaceuticals International*	261,450

		1,162,331

	Property & Casualty Insurance 0.9%
12,335	Old Republic International Corp.	149,624

	Railroads 1.0%
3,000	Canadian National Railway Co. (Canada)	172,140

	Restaurants 1.4%
3,800	McDonald’s Corp.	250,306

	Semiconductors 11.1%
16,400	Intel Corp.	318,980
12,570	Linear Technology Corp.	349,572
9,715	Microchip Technology, Inc.	269,494
44,065	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	430,074
21,600	Xilinx, Inc.	545,616

		1,913,736

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Trading Companies & Distributors 0.5%
830	W.W. Grainger, Inc.	$82,544

	Wireless Telecommunication Services 1.8%
6,545	America Movil S.A.B. de C.V., Series L ADR (Mexico)	310,888

	Total Common Stocks (cost $15,636,957)	15,539,262

	PREFERRED STOCKS 0.0%

	Diversified Banks 0.0%
3,803	Bank of N.T. Butterfield & Son Ltd. (The) Pfd.* (Bermuda)	5,324

	Total Preferred Stocks (cost $4,601)	5,324

	EXCHANGE TRADED FUNDS 3.3%

	Asset Management & Custody Banks 3.3%
3,300	Energy Select Sector SPDR Fund	163,944
11,310	ProShares UltraShort 20+ Year Treasury*	401,279

		565,223

	Total Exchange Traded Funds (cost $712,545)	565,223

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 1.4%

	Asset Management & Custody Banks 1.4%
77,279	Star Asia SPV, LLC* ***+	234,155

	Total Limited Liability Company Membership Interest (cost $587,145)	234,155

	LIMITED PARTNERSHIP INTEREST 2.1%

	Asset Management & Custody Banks 1.0%
17,700	KKR & Co Guernsey L.P.** (Netherlands)	166,024

	Oil & Gas Storage & Transportation 1.1%
4,047	Magellan Midstream Partners L.P.**	189,197

	Total Limited Partnership Interest (cost $262,189)	355,221

	ROYALTY INTEREST 0.0%

	Gold 0.0%
299	Redcorp Ventures Ltd.-NSR Interest* ***+ (Canada)	—

	Total Royalty Interest (cost $0)	—

Principal Amount		Value
	CORPORATE BONDS 0.1%

	Gold 0.1%
$244,116	Redcorp Ventures Ltd., 13.00%, 7/11/12***+ ‡ (Canada)	$22,993

	Total Corporate Bonds (cost $231,017)	22,993

Shares		Value
	WARRANTS 0.0%

	Gold 0.0%
209,599	Redcorp Ventures Ltd., expiring 11/11/21* ***+ (Canada)	$—

	Total Warrants (cost $0)	—

Number of Contracts		Value
	CALL OPTIONS PURCHASED 0.1%

	Fertilizers & Agricultural Chemicals 0.1%
50	Monsanto Co., expiring 7/17/10, exercise price $52.50	$550
50	Monsanto Co., expiring 7/17/10, exercise price $55	200
50	Monsanto Co., expiring 10/16/10, exercise price $60	2,100
50	Monsanto Co., expiring 10/16/10, exercise price $62.50	1,500
50	Monsanto Co., expiring 1/22/11, exercise price $65	3,350
50	Monsanto Co., expiring 1/22/11, exercise price $70	1,900

		9,600

	Total Call Options Purchased (premium $35,550)	9,600

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.1%

	Repurchase Agreement 2.1%
$370,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $365,000 of United States Treasury Notes 2.375% due 9/30/14; value: $379,144; repurchase proceeds: $370,000++ (cost $370,000)	$370,000

	Total Short-Term Investments (cost $370,000)	370,000

	Total Investments (cost $17,840,004) 99.0%^^	17,101,778
	Other Assets less Liabilities 1.0%	179,344

	NET ASSETS 100.0%	$17,281,122

Shares		Value
	SECURITIES SOLD SHORT 0.3%

	Regional Banks 0.3%
3,310	Heartland Financial USA, Inc.	$57,197

	Total Securities Sold Short (proceeds $69,494)	57,197

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

++All or a portion of this security has been designated as collateral for short sales (see Note 2).

‡In Default.

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 4.07%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2010, Wasatch Strategic Income Fund’s investments, excluding short-term investments, options purchased, and securities sold short, were in the following countries:

COUNTRY	%
Bermuda	0.8
Brazil	4.1
Canada	1.6
France	1.4
Germany	1.8
Israel	2.7
Mexico	1.9
Netherlands	1.0
Taiwan	2.6
United States	82.1

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 94.7%

	Air Freight & Logistics 1.3%
2,843,500	Aramex PJSC* (United Arab Emirates)	$1,177,520
16,323	Blue Dart Express Ltd. (India)	327,016

		1,504,536

	Aluminum 0.7%
1,164,000	Midas Holdings Ltd. (Singapore)	753,970

	Apparel Retail 0.5%
32,000	Zumiez, Inc.*	515,520

	Apparel, Accessories & Luxury Goods 1.8%
784,000	Ports Design Ltd. (China)	1,993,857

	Application Software 7.1%
14,455	Concur Technologies, Inc.*	616,939
127,785	Convio, Inc.*	937,942
8,875	FactSet Research Systems, Inc.	594,536
44,126	Interactive Intelligence, Inc.*	724,990
19,000	Pegasystems, Inc.	610,090
31,005	Solarwinds, Inc.*	497,320
83,625	Tyler Technologies, Inc.*	1,297,860
67,140	Ultimate Software Group, Inc.*	2,206,221
25,225	VanceInfo Technologies, Inc. ADR* (China)	587,238

		8,073,136

	Asset Management & Custody Banks 2.8%
144,600	CETIP S.A. (Brazil)	1,145,993
58,253	Westwood Holdings Group, Inc.	2,047,593

		3,193,586

	Auto Parts & Equipment 0.5%
32,250	WABCO-TVS (India) Ltd.* (India)	551,152

	Automotive Retail 1.2%
29,275	O’Reilly Automotive, Inc.*	1,392,319

	Biotechnology 1.6%
77,800	Abcam plc (United Kingdom)	1,426,192
46,960	Orexigen Therapeutics, Inc.*	197,232
49,695	Sangamo BioSciences, Inc.*	184,369

		1,807,793

	Communications Equipment 4.5%
41,410	F5 Networks, Inc.*	2,839,483
83,040	Riverbed Technology, Inc.*	2,293,565

		5,133,048

	Computer Storage & Peripherals 0.5%
48,270	Intevac, Inc.*	515,041

	Construction & Engineering 1.3%
63,000	MYR Group, Inc.*	1,051,470
31,895	Orion Marine Group, Inc.*	452,909

		1,504,379

	Construction & Farm Machinery & Heavy Trucks 0.8%
18,822	Bucyrus International, Inc.++	893,104

	Consumer Finance 3.2%
103,920	Dollar Financial Corp.*	2,056,577
70,300	First Cash Financial Services, Inc.*	1,532,540

		3,589,117

	Data Processing & Outsourced Services 2.2%
88,300	SPS Commerce, Inc.*	1,026,046
167,175	Wirecard AG (Germany)	1,428,390

		2,454,436

	Diversified Banks 4.8%
47,500	Axis Bank Ltd. (India)	1,255,880
53,000	Bank of Baroda (India)	793,258
45,210	HDFC Bank Ltd. (India)	1,870,178
10,951	HDFC Bank Ltd. ADR (India)	1,565,664

		5,484,980

	Diversified Support Services 2.5%
45,480	Copart, Inc.*	1,628,639
66,885	STR Holdings, Inc.*	1,257,438

		2,886,077

	Environmental & Facilities Services 0.7%
100,478	Heritage-Crystal Clean, Inc.*	808,848

	Food Retail 0.3%
72,170	QKL Stores, Inc.* (China)	303,114

	General Merchandise Stores 2.1%
57,022	Dollar Tree, Inc.*	2,373,847

	Health Care Equipment 7.5%
48,630	Abaxis, Inc.*	1,042,141
230,583	AtriCure, Inc.*	1,533,377
258,600	Cardica, Inc.*++	421,518
330,000	Cardica, Inc. PIPE*+	537,900
161,474	Cardiovascular Systems, Inc.*	718,559
56,445	DexCom, Inc.*	652,504
38,250	DiaSorin S.p.A. (Italy)	1,405,395
27,846	NuVasive, Inc.*	987,419
74,810	Synovis Life Technologies, Inc.*	1,143,097
1,080,146	Zonare Medical Systems, Inc.* ***+	151,221

		8,593,131

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value

	Health Care Facilities 0.0%
29	Emeritus Corp.*	$473

	Health Care Services 1.9%
39,360	Bio-Reference Laboratories, Inc.*	872,611
422,629	Clarient, Inc.*	1,301,697
108,917	TargetRX, Inc.* ***+	1,089

		2,175,397

	Health Care Technology 1.6%
15,130	athenahealth, Inc.*	395,347
35,795	Computer Programs and Systems, Inc.	1,464,731

		1,860,078

	Industrial Machinery 1.1%
159,500	AIA Engineering Ltd. (India)	1,300,249

	Internet Software & Services 1.3%
27,020	Constant Contact, Inc.*	576,337
56,225	DealerTrack Holdings, Inc.*	924,901
91,388	Xtera* ***+	32,900

		1,534,138

	IT Consulting & Other Services 5.5%
105,206	Cognizant Technology Solutions Corp., Class A*	5,266,612
46,000	MindTree Ltd. (India)	540,172
138,110	Rolta India Ltd. (India)	494,334

		6,301,118

	Leisure Facilities 1.2%
42,150	Life Time Fitness, Inc.*	1,339,948

	Life Sciences Tools & Services 2.9%
39,940	Divi’s Laboratories Ltd. (India)	657,342
61,353	ICON plc ADR* (Ireland)	1,772,488
15,825	Techne Corp.	909,146

		3,338,976

	Oil & Gas Equipment & Services 1.0%
26,715	Dril-Quip, Inc.*	1,175,994

	Oil & Gas Exploration & Production 1.5%
61,820	Petrohawk Energy Corp.*	1,049,086
78,000	Selan Exploration Technology Ltd. (India)	641,601

		1,690,687

	Packaged Foods & Meats 1.3%
36,890	Glaxo SmithKline Consumer Healthcare Ltd. (India)	1,453,519

	Personal Products 0.0%
50,403	Ophthonix, Inc.* ***+	504

	Pharmaceuticals 0.3%
57,562	Alexza Pharmaceuticals, Inc.*	156,568
75,769	Alexza Pharmaceuticals, Inc. PIPE*+	206,092

		362,660

	Regional Banks 0.6%
835,360	City Union Bank Ltd. (India)	643,404

	Research & Consulting Services 2.7%
52,530	eClerx Services Ltd. (India)	683,570
99,280	Resources Connection, Inc.*	1,350,208
48,100	Stantec, Inc.* (Canada)	1,064,453

		3,098,231

	Restaurants 1.3%
37,580	Peet’s Coffee & Tea, Inc.*	1,475,767

	Semiconductors 10.2%
44,660	Hittite Microwave Corp.*	1,998,088
51,650	Netlogic Microsystems, Inc.*	1,404,880
355,395	O2Micro International Ltd. ADR* (China)	2,111,046
114,195	Power Integrations, Inc.++	3,676,508
58,865	Silicon Laboratories, Inc.*	2,387,565

		11,578,087

	Specialized Finance 4.5%
5,000	Crisil Ltd. (India)	625,814
27,365	ICRA Ltd. (India)	690,648
138,055	MSCI, Inc., Class A*	3,782,707

		5,099,169

	Specialty Stores 1.3%
60,245	Hibbett Sports, Inc.*	1,443,470

	Systems Software 4.0%
52,535	ArcSight, Inc.*	1,176,259
80,742	NetSuite, Inc.*	1,020,579
111,690	OPNET Technologies, Inc.	1,640,726
37,480	Sourcefire, Inc.*	712,120

		4,549,684

	Thrifts & Mortgage Finance 1.5%
82,510	LIC Housing Finance Ltd. (India)	1,762,719

	Trucking 1.1%
61,915	Knight Transportation, Inc.	1,253,160

	Total Common Stocks (cost $84,863,920)	107,762,423

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value

	PREFERRED STOCKS 1.3%

	Biotechnology 0.2%
169,492	Nanosys, Inc., Series D Pfd.* ***+	$200,001

	Health Care Technology 1.1%
253,064	Data Sciences International, Inc., Series B Pfd.* ***+	807,502
243,902	TherOx, Inc., Series I Pfd.* ***+	429,267

		1,236,769

	Total Preferred Stocks (cost $1,975,002)	1,436,770

	LIMITED PARTNERSHIP INTEREST 3.9%

	Other 3.9%
	Greenspring Global Partners II-B, L.P.* ***+	3,453,507
	Greenspring Global Partners III-B, L.P.* ***+	996,264

		4,449,771

	Total Limited Partnership Interest (cost $4,779,467)	4,449,771

	WARRANTS 0.0%

	Health Care Equipment 0.0%
165,000	Cardica, Inc., expiring 9/29/14* ***+	29,700
162,021	Zonare Medical Systems, Inc., expiring 6/30/11* ***+	—

		29,700

	Pharmaceuticals 0.0%
68,192	Alexza Pharmaceuticals, Inc., expiring 10/5/16* ***+	8,524

	Total Warrants (cost $29,149)	38,224

	RIGHTS 0.0%

	Asset Management & Custody Banks 0.0%
217	CETIP S.A.* (Brazil)	1,634

	Total Rights (cost $1,564)	1,634

Principal Amount		Value

	SHORT-TERM INVESTMENTS 0.5%

	Repurchase Agreement 0.5%
$626,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $635,000 of United States Treasury Notes 1.50% due 12/31/13; value: $640,556; repurchase proceeds: $626,000 (cost $626,000)++	$626,000

	Total Short-Term Investments (cost $626,000)	626,000

	Total Investments (cost $92,275,102) 100.4%^^	114,314,822
	Liabilities less Other Assets (0.4)%	(476,898)

	NET ASSETS 100.0%	$113,837,924

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

++All or a portion of this security has been designated as collateral for purchase commitments (see Note 6).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 17.21%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At June 30, 2010, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	1.0
Canada	0.9
China	4.4
Germany	1.3
India	13.9
Ireland	1.6
Italy	1.2
Singapore	0.7
United Arab Emirates	1.0
United Kingdom	1.3
United States	72.7

Total	100.0%

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 98.1%

	Advertising 1.3%
552,840	Omnicom Group, Inc.	$18,962,412

	Aerospace & Defense 3.3%
416,000	Raytheon Co.	20,130,240
310,000	Rockwell Collins, Inc.	16,470,300
195,000	United Technologies Corp.	12,657,450

		49,257,990

	Agricultural Products 1.5%
865,000	Archer Daniels Midland Co.	22,334,300

	Aluminum 0.9%
1,361,130	Alcoa, Inc.	13,692,968

	Asset Management & Custody Banks 3.5%
707,000	Federated Investors, Inc., Class B	14,641,970
495,000	Northern Trust Corp.	23,116,500
622,000	Waddell & Reed Financial, Inc., Class A	13,609,360

		51,367,830

	Auto Parts & Equipment 1.5%
840,000	Johnson Controls, Inc.	22,570,800

	Coal & Consumable Fuels 0.6%
430,000	Cameco Corp. (Canada)	9,150,400

	Communications Equipment 2.4%
650,000	Harris Corp.	27,072,500
1,118,000	Nokia OYJ ADR (Finland)	9,111,700

		36,184,200

	Computer Hardware 1.4%
480,000	Hewlett-Packard Co.	20,774,400

	Construction & Engineering 1.4%
502,000	Fluor Corp.	21,335,000

	Construction & Farm Machinery & Heavy Trucks 0.9%
250,000	Deere & Co.	13,920,000

	Data Processing & Outsourced Services 1.3%
440,000	Computer Sciences Corp.	19,910,000

	Diversified Chemicals 1.3%
556,555	El Du Pont de Nemours and Co.	19,251,237

	Diversified Metals & Mining 0.5%
435,000	Anglo American plc ADR* (United Kingdom)	7,495,050

	Drug Retail 0.9%
526,435	Walgreen Co.	14,055,814

	Electric Utilities 2.2%
973,000	Duke Energy Corp.	15,568,000
350,000	NextEra Energy, Inc.	17,066,000

		32,634,000

	Electrical Components & Equipment 1.3%
440,000	Emerson Electric Co.	19,223,600

	Electronic Components 0.9%
857,300	Corning, Inc.	13,845,395

	Environmental & Facilities Services 2.7%
660,000	Republic Services, Inc.	19,621,800
679,000	Waste Management, Inc.	21,245,910

		40,867,710

	Fertilizers & Agricultural Chemicals 2.0%
193,000	Potash Corp. of Saskatchewan, Inc. (Canada)	16,644,320
277,000	Syngenta AG ADR (Switzerland)	12,700,450

		29,344,770

	Food Distributors 1.6%
841,440	Sysco Corp.	24,039,941

	Food Retail 1.0%
1,353,200	SUPERVALU, Inc.	14,668,688

	Gold 1.2%
383,600	Barrick Gold Corp. (Canada)	17,419,276

	Health Care Distributors 2.1%
460,000	McKesson Corp.	30,893,600

	Health Care Equipment 3.4%
196,000	C. R. Bard, Inc.	15,195,880
448,000	Covidien plc	18,000,640
325,000	Zimmer Holdings, Inc.*	17,566,250

		50,762,770

	Home Improvement Retail 1.2%
620,000	Home Depot, Inc.	17,403,400

	Household Products 1.3%
330,000	Kimberly-Clark Corp.	20,007,900

	Hypermarkets & Super Centers 1.4%
423,050	Wal-Mart Stores, Inc.	20,336,013

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value
	Industrial Machinery 1.3%
340,000	Parker Hannifin Corp.	$18,856,400

	Insurance Brokers 1.2%
811,290	Marsh & McLennan Cos., Inc.	18,294,590

	Integrated Oil & Gas 6.8%
362,000	Chevron Corp.	24,565,320
502,000	ConocoPhillips	24,643,180
467,000	Exxon Mobil Corp.	26,651,690
835,895	Marathon Oil Corp.	25,987,976

		101,848,166

	Integrated Telecommunication Services 2.8%
768,430	AT&T, Inc.	18,588,322
833,000	Verizon Communications, Inc.	23,340,660

		41,928,982

	Investment Banking & Brokerage 1.0%
116,485	Goldman Sachs Group, Inc. (The)	15,290,986

	Life & Health Insurance 1.6%
631,000	MetLife, Inc.	23,826,560

	Multi-Line Insurance 1.7%
773,370	Loews Corp.	25,760,955

	Oil & Gas Drilling 2.5%
572,400	ENSCO plc ADR (United Kingdom)	22,483,872
304,540	Transocean Ltd.*	14,109,338

		36,593,210

	Oil & Gas Equipment & Services 1.3%
355,000	Schlumberger Ltd.	19,645,700

	Oil & Gas Exploration & Production 1.7%
270,000	Anadarko Petroleum Corp.	9,744,300
353,045	Ultra Petroleum Corp.*	15,622,241

		25,366,541

	Oil & Gas Storage & Transportation 2.6%
900,000	Spectra Energy Corp.	18,063,000
1,130,000	Williams Cos., Inc. (The)	20,656,400

		38,719,400

	Other Diversified Financial Services 3.4%
1,704,000	Bank of America Corp.	24,486,480
697,000	JPMorgan Chase & Co.	25,517,170

		50,003,650

	Packaged Foods & Meats 2.5%
840,000	ConAgra Foods, Inc.	19,588,800
423,575	HJ Heinz Co.	18,306,911

		37,895,711

	Personal Products 0.9%
507,500	Avon Products, Inc.	13,448,750

	Pharmaceuticals 5.7%
385,000	Abbott Laboratories	18,010,300
440,000	Eli Lilly and Co.	14,740,000
334,000	Johnson & Johnson	19,726,040
589,000	Merck & Co., Inc.	20,597,330
830,000	Pfizer, Inc.	11,835,800

		84,909,470

	Property & Casualty Insurance 4.3%
737,860	Allstate Corp. (The)	21,198,718
1,375,000	Old Republic International Corp.	16,678,750
538,000	Travelers Cos., Inc. (The)	26,496,500

		64,373,968

	Railroads 1.0%
289,000	Norfolk Southern Corp.	15,331,450

	Semiconductors 2.7%
1,110,000	Intel Corp.	21,589,500
818,000	Texas Instruments, Inc.	19,043,040

		40,632,540

	Soft Drinks 1.2%
300,000	PepsiCo, Inc.	18,285,000

	Specialized Consumer Services 0.5%
500,000	H&R Block, Inc.	7,845,000

	Specialized Finance 1.4%
731,425	NYSE Euronext	20,209,273

	Steel 1.2%
472,090	Nucor Corp.	18,071,605

	Systems Software 1.5%
398,000	Microsoft Corp.	9,157,980
916,390	Symantec Corp.*	12,719,493

		21,877,473

	Technology Distributors 1.3%
780,000	Avnet, Inc.*	18,805,800

	Water Utilities 1.0%
708,085	American Water Works Co., Inc.	14,586,551

	Total Common Stocks (cost $1,460,244,612)	1,464,117,195

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.9%

	Repurchase Agreement 1.9%
$27,792,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $28,105,000 of United States Treasury Notes 1.50% due 12/31/13; value: $28,350,919; repurchase proceeds: $27,792,000 (cost $27,792,000)	$27,792,000

	Total Short-Term Investments (cost $27,792,000)	27,792,000

	Total Investments (cost $1,488,036,612) 100.0%	1,491,909,195
	Liabilities less Other Assets (<0.1)%	(108,226)

	NET ASSETS 100.0%	$1,491,800,969

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2010, Wasatch-1st Source Income Equity Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	3.0
Finland	0.6
Switzerland	0.9
United Kingdom	2.0
United States	93.5

Total	100.0%

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS 72.3%

	Agricultural Products 1.6%
180,000	Archer Daniels Midland Co.++	$4,647,600

	Application Software 1.5%
350,000	TIBCO Software, Inc.*++	4,221,000

	Brewers 1.1%
75,000	Molson Coors Brewing Co.	3,177,000

	Coal & Consumable Fuels 1.2%
100,000	Alpha Natural Resources, Inc.*++	3,387,000

	Communications Equipment 1.4%
800,000	Brocade Communications Systems, Inc.*++	4,128,000

	Computer & Electronics Retail 0.8%
70,000	Best Buy Co., Inc.++	2,370,200

	Computer Hardware 1.1%
450,000	Silicon Graphics International Corp.*	3,186,000

	Construction & Engineering 2.0%
60,000	Fluor Corp.++	2,550,000
150,000	Quanta Services, Inc.*	3,097,500

		5,647,500

	Electrical Components & Equipment 0.6%
50,000	Thomas & Betts Corp.*	1,735,000

	Environmental & Facilities Services 3.1%
150,000	Republic Services, Inc.++	4,459,500
140,000	Waste Management, Inc.++	4,380,600

		8,840,100

	Food Distributors 1.0%
100,000	Sysco Corp.++	2,857,000

	Health Care Equipment 4.8%
250,000	Boston Scientific Corp.*	1,450,000
75,000	Medtronic, Inc.	2,720,250
50,000	St. Jude Medical, Inc.*++	1,804,500
575,000	Symmetry Medical, Inc.*	6,060,500
65,000	Zoll Medical Corp.*	1,761,500

		13,796,750

	Health Care Services 1.1%
250,000	Emdeon, Inc., Class A*++	3,132,500

	Heavy Electrical Equipment 1.9%
200,000	General Cable Corp.*++	5,330,000

	Home Entertainment Software 1.0%
200,000	Electronic Arts, Inc.*++	2,880,000

	Household Products 1.1%
50,000	Clorox Co.++	3,108,000

	Hypermarkets & Super Centers 4.5%
265,000	Wal-Mart Stores, Inc.++	12,738,550

	Insurance Brokers 0.8%
105,000	Marsh & McLennan Cos., Inc.++	2,367,750

	Integrated Oil & Gas 2.0%
70,000	ConocoPhillips++	3,436,300
75,000	Marathon Oil Corp.++	2,331,750

		5,768,050

	Integrated Telecommunication Services 2.8%
160,000	AT&T, Inc.++	3,870,400
144,000	Verizon Communications, Inc.++	4,034,880

		7,905,280

	Internet Software & Services 1.4%
100,000	eBay, Inc.* ++	1,961,000
350,000	United Online, Inc.	2,016,000

		3,977,000

	IT Consulting & Other Services 1.5%
250,000	Saic, Inc.*	4,185,000

	Life & Health Insurance 1.7%
220,000	Unum Group++	4,774,000

	Multi-Line Insurance 4.7%
400,000	Loews Corp.++	13,324,000

	Oil & Gas Drilling 6.3%
200,000	ENSCO plc ADR++ (United Kingdom)	7,856,000
175,000	Noble Corp.*	5,409,250
190,000	Patterson-UTI Energy, Inc.	2,445,300
50,000	Transocean Ltd.*	2,316,500

		18,027,050

	Oil & Gas Exploration & Production 4.4%
205,000	Devon Energy Corp.++	12,488,600

	Oil & Gas Storage & Transportation 1.0%
140,000	Spectra Energy Corp.++	2,809,800

	Pharmaceuticals 1.0%
50,000	Johnson & Johnson++	2,953,000

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value

	Property & Casualty Insurance 4.2%
280,000	Allstate Corp. (The)	$8,044,400
150,000	CNA Financial Corp.* ++	3,834,000

		11,878,400

	Restaurants 0.8%
35,000	McDonald’s Corp.++	2,305,450

	Semiconductors 2.5%
360,000	Intel Corp.++	7,002,000

	Steel 3.4%
150,000	Nucor Corp.++	5,742,000
300,000	Steel Dynamics, Inc.++	3,957,000

		9,699,000

	Systems Software 2.9%
300,000	Novell, Inc.*	1,704,000
300,000	Oracle Corp.++	6,438,000

		8,142,000

	Water Utilities 1.1%
75,000	Companhia de Saneamento Basico do
	Estado de Sao Paulo ADR (Brazil)	3,100,500

	Total Common Stocks
	(cost $209,396,096)	205,889,080

	PREFERRED STOCKS 2.0%

	Cable & Satellite 0.7%
75,000	Comcast Corp., 7.00%, Series B Pfd.	1,903,500

	Specialized REITs 1.3%
75,000	Public Storage, 6.625%, Series M Pfd.‡‡	1,827,000
75,000	Public Storage, 7.25%, Series K Pfd.‡‡	1,901,250

		3,728,250

	Total Preferred Stocks
	(cost $4,672,590)	5,631,750

	LIMITED PARTNERSHIP INTEREST 0.5%

	Oil & Gas Storage & Transportation 0.5%
24,549	Plains All American Pipeline L.P.++	1,441,026

	Total Limited Partnership Interest
	(cost $1,056,946)	1,441,026

Principal Amount		Value

	SHORT-TERM INVESTMENTS 25.8%

	Repurchase Agreement 25.8%
$73,659,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $74,485,000 of United States Treasury Notes 1.50% due 12/31/13; value: $75,136,744; repurchase proceeds: $73,659,000++ (cost $73,659,000)	$73,659,000

	Total Short-Term Investments (cost $73,659,000)	73,659,000

	Total Investments (cost $288,784,632) 100.6%	286,620,856
	Liabilities less Other Assets (0.6)%	(1,847,280)

	NET ASSETS 100.0%	$284,773,576

Number of Contracts		Value

	CALL OPTIONS WRITTEN 0.1%

	Communications Equipment 0.0%
2,000	Brocade Communications Systems, Inc., expiring 7/17/10, exercise price $7	$2,000

	Health Care Equipment 0.0%
500	St. Jude Medical, Inc., expiring 7/17/10, exercise price $40	2,500

	Heavy Electrical Equipment 0.0%
1,000	General Cable Corp., expiring 8/21/10, exercise price $30	75,000

	Oil & Gas Drilling 0.1%
1,000	ENSCO plc ADR, expiring 9/18/10, exercise price $40	300,000

	Steel 0.0%
1,000	Steel Dynamics, Inc., expiring 8/21/10, exercise price $19	10,000

	Total Call Options Written
	(premium $1,187,101)	389,500

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Shares		Value

	SECURITIES SOLD SHORT 10.0%

	Aerospace & Defense 1.1%
30,000	Precision Castparts Corp.	$3,087,600

	Application Software 1.2%
80,000	SAP AG ADR (Germany)	3,544,000

	Diversified Chemicals 0.9%
115,000	Dow Chemical Co. (The)	2,727,800

	Office REITs 0.4%
100,000	Duke Realty Corp.	1,135,000

	Retail REITs 2.9%
40,000	Federal Realty Investment Trust	2,810,800
85,000	Regency Centers Corp.	2,924,000
33,227	Simon Property Group, Inc.	2,683,080

		8,417,880

	Specialized REITs 1.4%
75,000	Plum Creek Timber Co., Inc.	2,589,750
30,000	Rayonier, Inc.	1,320,600

		3,910,350

	Systems Software 0.9%
84,932	Red Hat, Inc.*	2,457,932

	Wireless Telecommunication Services 1.2%
75,000	American Tower Corp., Class A*	3,337,500

	Total Securities Sold Short
	(proceeds $27,403,429)	28,618,062

*Non-income producing.

++All or a portion of this security has been designated as collateral for short sales and call options written (see Note 2).

‡‡Perpetual Maturity. Callable any time after first call date. Maturity date is next call date

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2010, Wasatch-1st Source Long/Short Fund’s investments, excluding short-term investments, options written and securities sold short, were in the following countries:

COUNTRY	%
Brazil	1.5
United Kingdom	3.7
United States	94.8

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

June 30, 2010 (Unaudited)

Principal Amount		Value

	U.S. GOVERNMENT OBLIGATIONS 98.8%

$6,000,000	U.S. Treasury Bond, 3.50%, 2/15/39	$5,573,436
6,335,000	U.S. Treasury Bond, 4.25%, 5/15/39	6,698,274
1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	1,513,750
5,200,000	U.S. Treasury Bond, 4.375%, 5/15/40	5,624,112
15,200,000	U.S. Treasury Bond, 4.50%, 2/15/36	16,791,258
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	11,029,690
4,500,000	U.S. Treasury Bond, 4.50%, 8/15/39	4,956,327
2,000,000	U.S. Treasury Bond, 4.625%, 2/15/40	2,248,124
22,000,000	U.S. Treasury Bond, 4.75%, 2/15/37	25,258,750
2,520,000	U.S. Treasury Bond, 5.25%, 2/15/29	3,032,664
3,000,000	U.S. Treasury Bond, 5.375%, 2/15/31	3,690,936
90,000,000	U.S. Treasury Strip, principal only, 11/15/27	45,447,030
57,837,000	U.S. Treasury Strip, principal only, 2/15/37	19,698,588
52,851,000	U.S. Treasury Strip, principal only, 5/15/39	16,230,806
8,000,000	U.S. Treasury Strip, principal only, 5/15/40	2,338,488

	Total U.S. Government Obligations
	(cost $154,149,695)	170,132,233

	SHORT-TERM INVESTMENTS 0.5%

	Repurchase Agreement 0.5%
808,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $820,000 of United States Treasury Notes 1.50% due 12/31/13; value: $827,175; repurchase proceeds: $808,000 (cost $808,000)	808,000

	Total Short-Term Investments (cost $808,000)	808,000

	Total Investments (cost $154,957,695) 99.3%	170,940,233
	Other Assets less Liabilities 0.7%	1,158,195

	NET ASSETS 100.0%	$172,098,428

See Notes to Schedules of Investments.

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

June 30, 2010 (Unaudited)

Principal Amount		Value

	ASSET BACKED SECURITIES 2.5%

$600,000	Capital One Multi-Asset Execution Trust, 4.70%, 6/15/15, Series 2005-A7, Class A7	$641,274
1,500,000	Citibank Credit Card Issuance Trust, 4.90%, 6/23/16, Series 2009-A4, Class A4	1,655,703
850,000	World Financial Network Credit Card Master Note Trust, 4.60%, 9/15/15, Series 2009-A, Class A	877,823

	Total Asset Backed Securities (cost $3,081,956)	3,174,800

	COLLATERALIZED MORTGAGE OBLIGATIONS 26.4%
380,243	ABN Amro Mortgage Corp., 5.50%, 2/25/18, Series 2003-13, Class A2	383,717
39,804	Banc of America Mortgage Securities, Inc., 3.493124%, 2/25/33, Series 2003-A, Class 3A1+++	34,341
250,000	Bank of America Commercial Mortgage, Inc., 5.217236%, 11/10/42, Series 2005-1, Class A4+++	262,656
364,412	Bear Stearns Commercial Mortgage Securities, 4.735%, 9/11/42, Series 2005-PWR9, Class A2	364,761
405,304	Countrywide Home Loans, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	409,721
85,405	Credit Suisse First Boston Mortgage Securities Corp., 4.302%, 7/15/36, Series 2004-C3, Class A3	85,343
155,657	Federal Home Loan Mortgage Corp., 2.677%, 5/1/31, Series 847292+++	162,470
118,198	Federal Home Loan Mortgage Corp., 2.735%, 12/1/32, Series 847527+++	122,717
41,893	Federal Home Loan Mortgage Corp., 3.232%, 8/1/33, Series 847281+++	43,587
5,746	Federal Home Loan Mortgage Corp., 4.00%, 12/15/11, Series 2892, Class UJ	5,746
142,791	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13, Series 2584, Class LE	143,320
375,148	Federal Home Loan Mortgage Corp., 4.50%, 12/15/13, Series 2717, Class HP	392,162
763,364	Federal Home Loan Mortgage Corp., 4.50%, 12/1/18, Series G11657	814,496
35,659	Federal Home Loan Mortgage Corp., 4.50%, 6/15/15, Series 2622, Class PC	35,721
371,245	Federal Home Loan Mortgage Corp., 4.50%, 7/15/15, Series 2864, Class CV	378,369
18,504	Federal Home Loan Mortgage Corp., 5.00%, 2/15/16, Series 2541, Class JB	18,503
154,959	Federal Home Loan Mortgage Corp., 5.00%, 5/15/16, Series R007, Class AL	157,091
328,510	Federal Home Loan Mortgage Corp., 5.00%, 2/15/23, Series 2960, Class KP	340,588
218,136	Federal Home Loan Mortgage Corp., 5.125%, 6/15/18, Series R016, Class AM	224,862
143,950	Federal Home Loan Mortgage Corp., 5.50%, 10/15/14, Series R014, Class AL	145,349
523,735	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	573,454
1,663,269	Federal Home Loan Mortgage Corp., 5.50%, 12/15/19, Series R010, Class AB	1,736,054
228,968	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	247,464
537,382	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	580,442
86,113	Federal Home Loan Mortgage Corp., 5.733%, 11/1/35, Series 1M0010+++	90,657
247,934	Federal Home Loan Mortgage Corp., 5.875%, 5/15/16, Series R007, Class AC	251,810
225,841	Federal Home Loan Mortgage Corp., 6.00%, 2/15/27, Series 3164, Class NA	226,411
263,578	Federal National Mortgage Assoc., 2.175%, 11/1/34, Series 782320+++	273,252
379,319	Federal National Mortgage Assoc., 2.305%, 1/1/35, Series 825245+++	392,619
254,241	Federal National Mortgage Assoc., 2.892%, 1/1/18, Series 57735+++	260,200
269,816	Federal National Mortgage Assoc., 3.317%, 2/1/21, Series 313380+++	274,512
17,835	Federal National Mortgage Assoc., 3.35%, 10/1/32, Series 659657+++	18,364
680,642	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	713,586
578,354	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	605,480
305,422	Federal National Mortgage Assoc., 4.25%, 9/25/22, Series 2003-17, Class ED	319,940
602,240	Federal National Mortgage Assoc., 4.50%, 3/25/17, Series 2003-17, Class HD	617,709
713,435	Federal National Mortgage Assoc., 4.50%, 5/1/19, Series 725445	761,000
711,535	Federal National Mortgage Assoc., 4.50%, 7/1/19, Series 725609	758,973
615,571	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121 Class V	662,201
633,831	Federal National Mortgage Assoc., 4.50%, 1/25/30, Series 2004-67, Class AC	656,057
1,301,800	Federal National Mortgage Assoc., 5.00%, 7/25/23, Series 2005-4, Class VG	1,409,553
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	279,623

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Principal Amount		Value
$10,510	Federal National Mortgage Assoc., 5.50%, 11/25/26, Series 2007-63, Class PA	$10,511
136,175	Federal National Mortgage Assoc., 6.30%, 9/25/15, Series 2001-M2, Class C+++	137,724
213,623	First Horizon Asset Securities, Inc., 5.75%, 2/25/33, Series 2002-9, Class 1A3	211,875
830,099	Government National Mortgage Assoc., 3.387%, 6/16/30, Series 2006-19, Class A	841,354
1,673,326	Government National Mortgage Assoc., 4.00%, 6/20/37, Series 2008-30, Class AC	1,730,380
1,466,925	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	1,553,723
1,078,406	Government National Mortgage Assoc., 4.50%, 8/15/24, Series 717874	1,149,798
363,735	Government National Mortgage Assoc., 4.50%, 1/20/31, Series 2005-38, Class A	372,502
1,350,683	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	1,434,366
1,395,375	Government National Mortgage Assoc., 4.50%, 8/20/34, Series 2009-36, Class G	1,503,256
1,884,283	Government National Mortgage Assoc., 4.50%, 8/16/35, Series 2009-62, Class DT	1,980,181
1,510,781	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	1,594,770
650,000	Government National Mortgage Assoc., 4.658%, 12/16/30, Series 2005-12, Class C	700,911
396,192	Government National Mortgage Assoc., 5.00%, 12/20/29, Series 2004-101, Class MA	404,985
900,000	Government National Mortgage Assoc., 5.00%, 5/20/31, Series 2004-19, Class PD	935,695
1,475,674	Government National Mortgage Assoc., 5.00%, 9/16/31, Series 2009-38, Class A	1,563,343
823,789	Government National Mortgage Assoc., 5.00%, 4/20/33, Series 2009-8, Class LA	842,781
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	547,464
445,355	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	472,298
20,468	LB-UBS Commercial Mortgage Trust, 4.187%, 8/15/29, Series 2004-C6, Class A2	20,475

	Total Collateralized Mortgage Obligations (cost $33,190,697)	34,243,273

	CORPORATE BONDS 27.2%

	Aerospace & Defense 0.4%
200,000	General Dynamics Corp., 4.25%, 5/15/13	215,607
250,000	Martin Marietta Corp., 7.375%, 4/15/13	284,187

		499,794

	Air Freight & Logistics 0.4%
500,000	United Parcel Service, Inc., 3.875%, 4/1/14	537,892

	Automotive Retail 0.3%
300,000	AutoZone, Inc., 5.50%, 11/15/15	330,638

	Biotechnology 0.3%
300,000	Amgen, Inc., 4.85%, 11/18/14	332,260

	Cable & Satellite 0.5%
550,000	Comcast Corp., 5.30%, 1/15/14	603,697

	Computer Hardware 0.3%
300,000	Hewlett-Packard Co., 6.50%, 7/1/12	331,609

	Construction & Farm Machinery & Heavy Trucks 1.0%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	568,899
250,000	John Deere Capital Corp., 4.90%, 9/9/13 MTN	273,494
500,000	PACCAR Financial Corp., 1.95%, 12/17/12 MTN	504,975

		1,347,368

	Consumer Finance 0.7%
100,000	American Express Co., 4.875%, 7/15/13	106,769
700,000	American Express Credit Corp., 5.875%, 5/2/13 MTN	765,892

		872,661

	Distillers & Vintners 0.5%
504,000	Diageo Capital plc, 7.375%, 1/15/14 (United Kingdom)	591,398

	Diversified Banks 3.4%
500,000	HSBC Capital Funding L.P., 4.61%, 6/27/13+++ ‡‡ (Jersey, C.I.)	430,994
325,000	HSBC Finance Corp., 6.375%, 10/15/11	339,646
950,000	Royal Bank of Canada Certificate of Deposit, 2.25%, 3/15/13	966,078
500,000	SouthTrust Corp., 5.80%, 6/15/14	537,304
650,000	U.S. Bancorp, 4.20%, 5/15/14	695,298
700,000	Wells Fargo & Co., 0.40578%, 1/24/12+++	693,430
725,000	Wells Fargo & Co., 6.375%, 8/1/11	758,512

		4,421,262

	Diversified Metals & Mining 0.4%
450,000	Rio Tinto Alcan, Inc., 4.50%, 5/15/13 (Canada)	473,109

	Drug Retail 0.8%
550,000	CVS Caremark Corp., 5.75%, 8/15/11	574,672
400,000	Walgreen Co., 4.875%, 8/1/13	439,876

		1,014,548

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Principal Amount		Value
	Electric Utilities 1.0%
$ 300,000	Florida Power & Light Co., 4.85%, 2/1/13	$323,751
600,000	Georgia Power Co., 5.125%, 11/15/12, Series K	651,353
350,000	Iberdrola USA, Inc., 6.75%, 6/15/12	378,216

		1,353,320

	Footwear 0.5%
600,000	Nike, Inc., 5.15%, 10/15/15 MTN	680,021

	Health Care Distributors 0.5%
650,000	Cardinal Health, Inc., 5.50%, 6/15/13	709,834

	Health Care Equipment 0.2%
250,000	Baxter International, Inc., 4.625%, 3/15/15	275,469

	Household Appliances 0.3%
350,000	Whirlpool Corp., 8.00%, 5/1/12	382,888

	Industrial Conglomerates 3.1%
500,000	3M Co., 4.375%, 8/15/13 MTN	545,630
1,000,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	1,062,159
1,025,000	General Electric Capital Corp., 5.72%, 8/22/11 MTN	1,042,724
1,000,000	General Electric Capital Corp., 5.90%, 5/13/14	1,103,816
240,000	Tyco International Finance Ltd. S.A., 6.00%, 11/15/13	268,632

		4,022,961

	Industrial Gases 0.4%
600,000	Praxair, Inc., 2.125%, 6/14/13	610,042

	Industrial Machinery 0.4%
600,000	Parker Hannifin Corp., 4.875%, 2/15/13	635,900

	Integrated Oil & Gas 1.1%
500,000	ConocoPhillips, 4.60%, 1/15/15	546,225
750,000	Marathon Oil Canada Corp., 8.375%, 5/1/12 (Canada)	833,034

		1,379,259

	Integrated Telecommunication Services 1.1%
170,774	Ameritech Capital Funding, 9.10%, 6/1/16	205,532
800,000	AT&T Corp., 7.30%, 11/15/11	864,730
300,000	Verizon Global Funding Corp., 4.375%, 6/1/13	322,295

		1,392,557

	Investment Banking & Brokerage 0.4%
500,000	Goldman Sachs Group, Inc. (The), 5.35%, 1/15/16	517,294

	Life & Health Insurance 1.3%
500,000	Principal Life Income Funding Trusts, 5.30%, 4/24/13 MTN	540,668
600,000	Prudential Financial, Inc., 6.20%, 1/15/15	660,319
480,000	Prudential Holdings, LLC, 7.245%, 12/18/23, Series FSA	538,291

		1,739,278

	Movies & Entertainment 0.2%
250,000	Walt Disney Co. (The), 4.50%, 12/15/13	275,340

	Oil & Gas Exploration & Production 0.3%
300,000	Apache Corp., 6.25%, 4/15/12	323,966

	Other Diversified Financial Services 1.4%
1,350,000	Bear Stearns Co., LLC (The), 5.70%, 11/15/14	1,495,272
260,000	Source One Mortgage Services, 9.00%, 6/1/12, Series B	280,246

		1,775,518

	Personal Products 0.6%
655,000	Avon Products, Inc., 5.625%, 3/1/14	732,105

	Pharmaceuticals 1.1%
600,000	Astrazeneca plc, 5.90%, 9/15/17 (United Kingdom)	701,918
625,000	Pfizer, Inc., 5.35%, 3/15/15	708,108

		1,410,026

	Property & Casualty Insurance 1.2%
435,000	Allstate Corp. (The), 7.50%, 6/15/13	495,957
650,000	Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	709,575
325,000	Progressive Corp. (The), 6.375%, 1/15/12	347,423

		1,552,955

	Railroads 0.7%
300,000	Burlington Northern Santa Fe, LLC, 4.30%, 7/1/13	318,990
500,000	Union Pacific Corp., 6.125%, 1/15/12	536,983

		855,973

	Regional Banks 0.8%
800,000	BB&T Corp., 4.75%, 10/1/12	845,931
200,000	Fifth Third Bancorp, 5.45%, 1/15/17	204,727

		1,050,658

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Principal Amount		Value
	Soft Drinks 0.5%
$600,000	Bottling Group, LLC, 4.625%, 11/15/12	$648,537

	Special Purpose Entity 0.1%
184,000	Targeted Return Index Fund, 6.814%, 1/15/12, Series 2002-10+++	191,200

	Specialized Finance 0.5%
600,000	CME Group, Inc., 5.40%, 8/1/13	661,885

	Systems Software 0.5%
650,000	Oracle Corp., 4.95%, 4/15/13	711,001

	Total Corporate Bonds (cost $33,388,763)	35,244,223

	MUNICIPAL BONDS 1.0%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	707,369
500,000	Richmond, CA Joint Powers Financing Authority Revenue, 8.25%, 7/1/19	519,560

	Total Municipal Bonds (cost $1,153,145)	1,226,929

Shares		Value
	MUTUAL FUNDS 0.6%
49,765	Eaton Vance Short Duration Diversified Income Fund	$832,568

	Total Mutual Funds (cost $751,526)	832,568

	EXCHANGE TRADED FUNDS 1.0%
12,000	iShares iBoxx Investment Grade Corporate Bond Fund	1,301,520
	Total Exchange Traded Funds (cost $1,069,330)	1,301,520

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 25.2%

$1,200,000	Federal Farm Credit Bank, 1.95%, 5/17/13	$1,204,519
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,083,171
1,000,000	Federal Farm Credit Bank, 3.875%, 10/7/13	1,081,150
650,000	Federal Farm Credit Bank, 4.875%, 4/1/14	728,774
500,000	Federal Farm Credit Bank, 4.875%, 1/17/17	565,263
650,000	Federal Farm Credit Bank, 5.20%, 12/27/12	664,789
1,000,000	Federal Home Loan Bank, 1.25%, 4/15/14	1,008,476
1,000,000	Federal Home Loan Bank, 2.00%, 7/27/12	1,001,024
1,000,000	Federal Home Loan Bank, 2.00%, 7/17/14	1,024,373
1,000,000	Federal Home Loan Bank, 4.875%, 11/15/11, Series RY11	1,058,674
400,000	Federal Home Loan Bank, 5.00%, 12/16/11, Series WE11	425,580
1,550,000	Federal Home Loan Bank, 5.00%, 9/14/12	1,686,366
2,000,000	Federal Home Loan Mortgage Corp., 0.75%, 2/24/12	2,001,288
1,000,000	Federal Home Loan Mortgage Corp., 1.50%, 7/30/12	1,000,822
1,000,000	Federal Home Loan Mortgage Corp., 3.50%, 5/29/13	1,068,464
3,100,000	Federal Home Loan Mortgage Corp., 4.75%, 11/17/15	3,490,935
1,400,000	Federal Home Loan Mortgage Corp., 5.50%, 3/28/16	1,447,757
700,000	Federal Home Loan Mortgage Corp., 5.55%, 10/4/16	740,116
2,000,000	Federal National Mortgage Assoc., 0.65%, 6/3/13	1,998,982
1,000,000	Federal National Mortgage Assoc., 1.00%, 2/25/13	1,001,914
1,000,000	Federal National Mortgage Assoc., 2.05%, 5/21/14	1,019,594
700,000	Federal National Mortgage Assoc., 2.20%, 12/3/12	704,442
900,000	Federal National Mortgage Assoc., 2.375%, 3/23/12	909,599
600,000	Federal National Mortgage Assoc., 4.00%, 1/18/13	610,037
1,500,000	Federal National Mortgage Assoc., 4.375%, 7/17/13	1,643,106
600,000	Federal National Mortgage Assoc., 5.24%, 8/7/18	661,192
654,130	New Valley Generation IV, 4.687%, 1/15/22***	687,817
800,000	Tennessee Valley Authority, 6.00%, 3/15/13, Series C	903,260
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,215,669

	Total U.S. Government Agency Securities (cost $31,648,781)	32,637,153

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2010 (Unaudited)

Principal Amount		Value

	U.S. TREASURY NOTES 10.7%

$7,200,000	U.S. Treasury Note, 3.75%, 11/15/18	$7,758,000
5,500,000	U.S. Treasury Note, 4.25%, 8/15/15	6,150,117

	Total U.S. Treasury Notes (cost $13,086,343)	13,908,117

	U.S. TREASURY INFLATION PROTECTED BONDS 2.7%
3,329,824	U.S. Treasury Note, 1.625%, 1/15/18	3,509,841

	Total U.S. Treasury Inflation Protected Bonds (cost $3,277,754)	3,509,841

Shares		Value

	PREFERRED STOCKS 0.8%

	Diversified Banks 0.1%
6,300	CABCO TST For GS CAP 1, 3.25%, 2/15/34, Series GS Pfd.+++	$110,313

	Investment Banking & Brokerage 0.2%
10,000	Morgan Stanley Cap Tr VI , 6.60%, 2/1/46 Pfd.	225,900

	Other Diversified Financial Services 0.5%
5,000	Bank of America Corp., 8.20%, 5/1/13, Series H Pfd.‡‡	124,750
20,000	Bank One Capital TR VI , 7.2% Pfd., 10/15/31	507,800

		632,550

	Total Preferred Stocks (cost $999,843)	968,763

Principal Amount		Value

	SHORT-TERM INVESTMENTS 1.2%

	Repurchase Agreement 1.2%
$1,578,000	Repurchase Agreement dated 6/30/10, 0.00% due 7/1/10 with Fixed Income Clearing Corporation collateralized by $1,600,000 of United States Treasury Notes 1.50% due 12/31/13; value: $1,614,000; repurchase proceeds: $1,578,000 (cost $1,578,000)	$1,578,000

	Total Short-Term Investments (cost $1,578,000)	1,578,000

	Total Investments (cost $123,226,138) 99.3%	128,625,187
	Other Assets less Liabilities 0.7%	899,123

	NET ASSETS 100.0%	$129,524,310

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 2).

+++ Variable Rate Securities.

‡‡Perpetual Maturity. Callable any time after first call date.

Maturity date is next call date.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At June 30, 2010, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.0
Jersey, C.I.	0.3
United Kingdom	1.0
United States	97.7

Total	100.0%

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2010 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust is a Massachusetts Business Trust (formerly Wasatch Funds, Inc., a Minnesota corporation) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 18 series or “funds” (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Science & Technology Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, Wasatch-1st Source Income Equity Fund, Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”), and Wasatch-1st Source Income Fund are each diversified funds. The Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Value Fund, and Wasatch-1st Source Long/Short Fund are each non-diversified funds. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Science & Technology Fund, Heritage Growth Fund, Heritage Value Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, Wasatch-1st Source Income Equity Fund, and Wasatch-1st Source Long/Short Fund are referred to herein as the “Equity Funds.”

1st Source Corporation Investment Advisors, Inc. (“1st Source”) signed an asset purchase agreement with Wasatch relating to the acquisition by Wasatch of certain 1st Source mutual fund advisor business assets related to its management of the 1st Source Monogram Income Fund, the 1st Source Monogram Income Equity Fund and the 1st Source Monogram Long/Short Fund.

At a Special Meeting of the Shareholders of the 1st Source Monogram Income Fund, a series of The Coventry Group, held on December 11, 2008, the shareholders of 1st Source Monogram Income Fund approved the acquisition of all of the assets of the 1st Source Monogram Income Fund by the Wasatch-1st Source Income Fund in exchange for shares of the Wasatch-1st Source Income Fund and the assumption of all liabilities of the 1st Source Monogram Income Fund by the Wasatch-1st Source Income Fund and the subsequent liquidation and dissolution of the 1st Source Monogram Income Fund.

At a Special Meeting of the Shareholders of the 1st Source Monogram Income Equity Fund, a series of The Coventry Group, held on December 11, 2008, the shareholders of 1st Source Monogram Income Equity Fund approved the acquisition of all of the assets of the 1st Source Monogram Income Equity Fund by the Wasatch-1st Source Income Equity Fund in exchange for shares of the Wasatch-1st Source Income Equity Fund and the assumption of all liabilities of the 1st Source Monogram Income Equity Fund by the Wasatch-1st Source Income Equity Fund and the subsequent liquidation and dissolution of the 1st Source Monogram Income Equity Fund.

At a Special Meeting of the Shareholders of the 1st Source Monogram Long/Short Fund, a series of The Coventry Group, held on December 11, 2008, the shareholders of 1st Source Monogram Long/Short Fund approved the acquisition of all of the assets of the 1st Source Monogram Long/Short Fund by the Wasatch-1st Source Long/Short Fund in exchange for shares of the Wasatch-1st Source Long/Short Fund and the assumption of all liabilities of the 1st Source Monogram Long/Short Fund by the Wasatch-1st Source Long/Short Fund and the subsequent liquidation and dissolution of the 1st Source Monogram Long/Short Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2010.

Valuation of Securities – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a given day, then the security is valued at the most recent bid price on the primary exchange or market as provided by a pricing service. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short term securities, which mature in 60 days or less at time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked to market. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the most recent bid price on the primary exchange or market as provided by a pricing service. If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2010 (UNAUDITED)

Pricing Policies and Procedures by the Joint Pricing Committee of the Advisor and the Funds (“Pricing Committee”) with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities.

As of June 30, 2010, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	—
Emerging Markets Small Cap Fund	0.23%
Global Opportunities Fund	0.02%
Global Science & Technology Fund	1.91%
Heritage Growth Fund	—
Heritage Value Fund	—
International Growth Fund	1.44%
International Opportunities Fund	0.05%
Micro Cap Fund	0.26%
Micro Cap Value Fund	0.22%
Small Cap Growth Fund	0.94%
Small Cap Value Fund	—
Strategic Income Fund	1.49%
Ultra Growth Fund	5.37%
Wasatch-1st Source Income Equity Fund	—
Wasatch-1st Source Long/Short Fund	—
U.S. Treasury Fund	—
Wasatch-1st Source Income Fund	0.53%

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a Fund could be exposed to a credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received from Real Estate Investment Trust securities include return of capital distributions; such distributions are recorded as income, and adjusted accordingly for tax purposes.

Short Sales – To a limited extent, the Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2010 (UNAUDITED)

Options Transactions – The Equity Funds and the Wasatch-1st Source Income Fund may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended June 30, 2010 was as follows:

	Options Outstanding at 9/30/2009	Written	Closed	Exercised	Expired	Options Outstanding at 6/30/2010
Heritage Growth Fund
Premium amount	$—	$6,265	$(6,265)	$—	$—	$—
Number of contracts	—	35	(35)	—	—	—

Heritage Value Fund
Premium amount	$—	$106,702	$(25,122)	$(63,835)	$(17,745)	$—
Number of contracts	—	770	(188)	(444)	(138)	—

Micro Cap Value Fund
Premium amount	$—	$569,363	$—	$(422,166)	$(147,197)	$—
Number of contracts	—	3,790	—	(2,970)	(820)	—

Strategic Income Fund
Premium amount	$20,877	$792	$(11,373)	$(6,412)	$(3,884)	$—
Number of contracts	273	33	(158)	(63)	(85)	—

Wasatch-1st Source Long/Short Fund
Premium amount	$1,604,392	$3,621,497	$(1,275,592)	$(1,450,598)	$(1,312,598)	$1,187,101
Number of contracts	5,262	16,460	(3,950)	(6,222)	(6,050)	5,500

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2010 (UNAUDITED)

4. FEDERAL INCOME TAX INFORMATION

As of June 30, 2010, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging Markets Small Cap Fund	Global Opportunities Fund	Global Science & Technology Fund	Heritage Growth Fund	Heritage Value Fund
Cost	$349,256,234	$165,128,895	$147,599,756	$55,819,992	$65,037,304	$1,646,000

Gross appreciation	$80,935,573	$23,137,868	$33,292,816	$8,689,416	$10,267,374	$—
Gross (depreciation)	(37,001,958)	(6,220,909)	(6,358,092)	(4,829,060)	(3,139,871)	—

Net appreciation (depreciation)	$43,933,615	$16,916,959	$26,934,724	$3,860,356	$7,127,503	$—

	International Growth Fund	International Opportunities Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$151,189,740	$104,323,050	$257,753,899	$178,147,199	$775,321,168	$201,611,788

Gross appreciation	$45,338,701	$25,538,006	$47,466,130	$16,858,522	$221,066,117	$29,366,843
Gross (depreciation)	(9,710,643)	(8,196,111)	(41,231,413)	(12,367,581)	(65,451,344)	(26,706,369)

Net appreciation (depreciation)	$35,628,058	$17,341,895	$6,234,717	$4,490,941	$155,614,773	$2,660,474

	Strategic Income Fund	Ultra Growth Fund	Wasatch-1st Source Income Equity Fund	Wasatch-1st Source Long/Short Fund	U.S. Treasury Fund	Wasatch-1st Source Income Fund

Cost	$17,892,305	$92,412,378	$1,488,036,612	$261,151,964	$154,957,695	$123,256,671

Gross appreciation	$1,223,298	$30,304,039	$107,190,353	$12,670,773	$17,570,306	$5,493,194
Gross (depreciation)	(2,071,022)	(8,401,595)	(103,317,770)	(16,209,443)	(1,587,768)	(124,678)

Net appreciation (depreciation)	$(847,724)	$21,902,444	$3,872,583	$(3,538,670)	$15,982,538	$5,368,516

The difference between book-basis and tax-basis unrealized gains are primarily attributable to wash sales and other temporary tax adjustments.

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2010 (UNAUDITED)

5. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2010, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
Solar Capital Ltd.	Common Stock	3/7/07	$13,200,873	$6,817,173	1.73%

Global Opportunities Fund
Cardica, Inc.	PIPE	9/25/09	$95,200	$130,400	0.07%
Cardica, Inc.	Warrants	9/25/09	5,000	7,200	—

			$100,200	$137,600	0.07%
Global Science & Technology Fund
BlueArc Corp., 8.00%, 02/19/11	Corporate Bond	3/1/10	$27,324	$27,324	0.05%
BlueArc Corp.	Warrants	5/30/08	—	—	—
BlueArc Corp., Series DD	Preferred Stock	6/6/06	324,998	241,001	0.41%
BlueArc Corp., Series FF	Preferred Stock	5/30/08	628,066	461,954	0.78%
Cardica, Inc.	PIPE	9/25/09	132,090	180,930	0.31%
Cardica, Inc.	Warrants	9/25/09	8,937	12,870	0.02%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/4/09	414,387	383,722	0.65%
Xtera	Common Stock	9/3/03	7,076	2,350	—

			$1,542,878	$1,310,151	2.22%
Micro Cap Fund
Alexza Pharmaceuticals, Inc.	PIPE	9/29/09	$758,197	$888,920	0.34%
Alexza Pharmaceuticals, Inc.	Warrants	9/29/09	36,766	36,766	0.01%
Cardica, Inc.	PIPE	9/25/09	405,790	555,830	0.21%
Cardica, Inc.	Warrants	6/7/07	19,380	—	—
Cardica, Inc.	Warrants	9/25/09	40,312	58,050	0.02%
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	582,120	0.22%

			$2,800,445	$2,121,686	0.80%
Micro Cap Value Fund
Cardica, Inc.	PIPE	9/25/09	$262,990	$360,230	0.20%
Cardica, Inc.	Warrants	6/7/07	9,302	—	—
Cardica, Inc.	Warrants	9/25/09	13,813	19,890	0.01%
Globe Specialty Metals, Inc.	Common Stock	12/5/08 - 4/14/09	273,475	929,700	0.51%
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	158,382	0.09%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	226,668	0.12%
NeurogesX, Inc.	PIPE	12/28/07	525,300	563,550	0.31%
NeurogesX, Inc.	Warrants	12/28/07	3,800	—	—

			$2,007,684	$2,258,420	1.24%

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2010 (UNAUDITED)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Small Cap Growth Fund
Alexza Pharmaceuticals, Inc.	PIPE	9/29/09	$949,810	$1,113,571	0.12%
Alexza Pharmaceuticals, Inc.	Warrants	9/29/09	46,058	46,058	—
Fluidigm Corp., Series E	Preferred Stock	12/22/06 - 11/18/09	2,617,258	2,617,258	0.28%
Fluidigm Corp.	Warrants	11/18/09	11	11	—
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/4/09	4,143,853	3,837,226	0.41%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 06/17/10	1,050,000	996,264	0.11%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	800,000	0.09%
Orexigen Therapeutics, Inc., Series C	PIPE	11/21/06	1,000,001	614,036	0.07%
TargetRX, Inc.	Common Stock	4/8/05	769,098	3,628	—
Valera Pharmaceuticals, Inc. Ureteral Stent CSR	Rights	2/1/06 - 2/2/06	162,615	—	—
Valera Pharmaceuticals, Inc. VP003
(Octreotide Implant) CSR	Rights	2/1/06 - 2/2/06	243,922	214,781	0.02%
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,500,000	226,831	0.02%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—

			$14,482,626	$10,469,664	1.12%
Small Cap Value Fund
Globe Specialty Metals, Inc.	Common Stock	11/8/06 - 12/16/08	$222,863	$700,374	0.34%
Solar Capital Ltd.	Common Stock	3/7/07	7,079,066	3,655,760	1.77%

			$7,301,929	$4,356,134	2.11%
Strategic Income Fund
Redcorp Ventures Ltd.	PIPE	7/5/07	$—	$—	—
Redcorp Ventures Ltd.	Warrants	12/18/08	—	—	—
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bond	7/5/07	231,017	22,993	0.13%
Redcorp Ventures Ltd. – NSR Interest	Royalty Interest	12/18/08	—	—	—
Solar Capital Ltd.	Common Stock	3/7/07	293,999	151,827	0.88%
Star Asia Finance Ltd.	Common Stock	2/22/07 - 3/19/10	305,812	177,857	1.03%
Star Asia SPV, LLC	LLC Membership Interest	3/19/10	587,145	234,155	1.35%

			$1,417,973	$586,832	3.39%
Ultra Growth Fund
Alexza Pharmaceuticals, Inc.	PIPE	9/29/09	$175,784	$206,092	0.18%
Alexza Pharmaceuticals, Inc.	Warrants	9/29/09	8,524	8,524	0.01%
Cardica, Inc.	PIPE	9/25/09	392,700	537,900	0.47%
Cardica, Inc.	Warrants	9/25/09	20,625	29,700	0.03%
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	475,001	807,502	0.71%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/04/09	3,729,467	3,453,507	3.03%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/17/10	1,050,000	996,264	0.88%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	200,001	0.18%
Ophthonix, Inc.	Common Stock	9/23/05	500,000	504	—
TargetRX, Inc.	Common Stock	4/8/05	230,904	1,089	—
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	429,267	0.38%
Xtera	Common Stock	9/3/03	99,065	32,900	0.03%
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,000,000	151,221	0.13%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—

			$9,182,071	$6,854,471	6.03%

LP Interest – Limited Partnership Interest

PIPE – Private Investment in a Public Equity

6. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2010 were $80,000, $800,000 and $720,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2010 (UNAUDITED)

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2010 were $450,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

7. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Fund conducted transactions during the period ended June 30, 2010 with “affiliated companies” as so defined:

	Share Activity				Dividends Credited to Income for the	Gain (Loss) Realized on Sale of Shares for the Nine
	Balance 9/30/09	Purchases / Additions	Sales / Reductions	Balance 6/30/10	Nine Months ended 6/30/10	Months ended 6/30/10
Small Cap Growth Fund
Peet’s Coffee & Tea, Inc.	472,411	221,384	—	693,795	$—	$—

8. PRINCIPAL RISKS

Market and Credit Risk – In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the Schedules of Investments. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Schedules of Investments.

Inflation Risk – Inflation risk is the possibility that inflation will reduce the purchasing power of a currency, and subsequently reduce the value of a security or asset, and may result in rising interest rates. Inflation is the overall upward price movement of goods and services in an economy that causes the value of a dollar to decline.

Interest Rate Risk – Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. A rise in interest rates typically causes a fall in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The interest rate is the amount charged, expressed as a percentage of principal, by a lender to a borrower for the use of assets.

Foreign Currency Risk – If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. This also includes the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments.

Region Risk – The Funds may invest in equity and fixed income securities of non-U.S. issuers. Although the Funds maintain a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

9. FAIR VALUE MEASUREMENTS

As described in Note 2, the Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2010 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2010
Core Growth Fund
Assets
Common Stocks	Agricultural Products	$—	$5,120,853	$—	$5,120,853
	Apparel, Accessories & Luxury Goods	—	4,968,105	—	4,968,105
	Diversified Banks	—	6,227,210	—	6,227,210
	Regional Banks	—	3,961,047	—	3,961,047
	Semiconductors	16,801,928	3,946,350	—	20,748,278
	Specialized Finance	15,237,063	4,453,167	—	19,690,230
	Thrifts & Mortgage Finance	—	5,709,817	—	5,709,817
	Other	302,203,315	—	—	302,203,315
Preferred Stocks		4,606,994	—	—	4,606,994
Short-Term Investments		—	19,954,000	—	19,954,000

		$338,849,300	$54,340,549	$—	$393,189,849

Emerging Markets Small Cap Fund
Assets
Common Stocks	Apparel, Accessories & Luxury Goods	$2,504,133	$5,310,688	$—	$7,814,821
	Asset Management & Custody Banks	2,655,756	—	—	2,655,756
	Brewers	695,962	610,764	—	1,306,726
	Broadcasting	488,191	—	—	488,191
	Building Products	3,594,991	—	—	3,594,991
	Communications Equipment	1,895,646	2,478,207	—	4,373,853
	Computer Hardware	885,885	—	—	885,885
	Construction & Farm Machinery & Heavy Trucks	1,445,119	—	—	1,445,119
	Construction Materials	2,626,454	6,485,051	—	9,111,505
	Consumer Finance	1,785,337	2,156,031	—	3,941,368
	Data Processing & Outsourced Services	1,286,079	—	—	1,286,079
	Department Stores	2,340,756	3,126,013	—	5,466,769
	Distillers & Vintners	660,601	—	—	660,601
	Diversified Banks	2,663,844	7,529,427	—	10,193,271
	Food Retail	1,287,874	2,394,966	—	3,682,840
	Footwear	1,016,188	4,414,027	—	5,430,215
	Gold	1,580,495	440,321	—	2,020,816
	Health Care Services	1,457,078	—	—	1,457,078
	Home Improvement Retail	1,976,404	—	—	1,976,404
	Hotels, Resorts & Cruise Lines	1,819,549	—	—	1,819,549
	Human Resource & Employment Services	373,498	—	—	373,498
	Hypermarkets & Super Centers	740,012	—	—	740,012
	Investment Banking & Brokerage	427,378	785,460	—	1,212,838
	Life & Health Insurance	1,330,184	—	—	1,330,184
	Managed Health Care	787,039	—	—	787,039
	Marine Ports & Services	1,924,358	1,963,916	—	3,888,274
	Oil & Gas Exploration & Production	2,509,929	2,010,230	—	4,520,159

	Other Diversified Financial Services	1,917,940	—	—	1,917,940
	Packaged Foods & Meats	931,351	6,807,726	—	7,739,077
	Pharmaceuticals	2,318,995	2,235,556	—	4,554,551
	Restaurants	1,881,447	855,429	298	2,737,174
	Specialized Finance	1,847,660	3,070,454	—	4,918,114
	Specialty Stores	854,637	—	—	854,637
	Wireless Telecommunication Services	427,644	—	—	427,644
	Other	—	68,627,310	—	68,627,310
Preferred Stocks		2,283,947	—	—	2,283,947
Limited Partnership Interest		723,868	—	—	723,868
Rights		4,751	—	—	4,751
Short-Term Investments		—	4,793,000	—	4,793,000
Spot Currency Contracts		2,243	—	—	2,243

		$55,953,223	$126,094,576	$298	$182,048,097

Global Opportunities Fund
Assets
Common Stocks	Advertising	$—	$428,584	$—	$428,584
	Aerospace & Defense	—	351,388	—	351,388
	Agricultural Products	—	482,710	—	482,710
	Air Freight & Logistics	87,200	1,702,712	—	1,789,912
	Aluminum	—	261,687	—	261,687
	Apparel Retail	1,568,047	239,116	—	1,807,163
	Apparel, Accessories & Luxury Goods	1,954,346	7,415,998	—	9,370,344
	Application Software	2,317,691	1,205,767	—	3,523,458
	Asset Management & Custody Banks	3,141,170	546,083	—	3,687,253
	Auto Parts & Equipment	227,652	472,560	21,710	721,922
	Automotive Retail	623,036	466,581	—	1,089,617
	Biotechnology	2,875,592	423,462	—	3,299,054
	Commodity Chemicals	—	302,969	—	302,969
	Computer Hardware	—	251,153	—	251,153
	Computer Storage & Peripherals	866,049	530,259	—	1,396,308
	Construction & Engineering	404,618	1,321,147	—	1,725,765
	Construction & Farm Machinery & Heavy Trucks	—	637,569	—	637,569
	Construction Materials	208,207	608,375	—	816,582
	Data Processing & Outsourced Services	2,669,067	2,851,089	—	5,520,156
	Department Stores	—	533,230	—	533,230
	Diversified Banks	147,259	1,890,545	—	2,037,804
	Diversified Metals & Mining	717,213	268,819	—	986,032
	Diversified Support Services	2,160,606	397,925	—	2,558,531
	Drug Retail	—	514,794	—	514,794
	Education Services	623,826	1,312,388	—	1,936,214
	Electrical Components & Equipment	482,746	594,319	—	1,077,065
	Electronic Equipment & Instruments	411,084	807,362	—	1,218,446
	Electronic Manufacturing Services	1,321,340	599,443	—	1,920,783
	Environmental & Facilities Services	613,092	812,775	—	1,425,867
	Food Distributors	—	416,360	—	416,360

	Food Retail	212,499	1,403,157	—	1,615,656
	Footwear	—	179,229	—	179,229
	General Merchandise Stores	2,660,157	523,732	—	3,183,889
	Gold	—	265,082	—	265,082
	Health Care Equipment	4,687,491	3,992,913	—	8,680,404
	Health Care Facilities	1,853,966	731,888	—	2,585,854
	Health Care Supplies	170,501	459,520	—	630,021
	Health Care Technology	349,847	137,885	—	487,732
	Home Entertainment Software	306,731	145,586	—	452,317
	Home Improvement Retail	1,061,335	750,657	—	1,811,992
	Hotels, Resorts & Cruise Lines	170,555	173,378	—	343,933
	Human Resource & Employment Services	1,229,680	1,466,873	—	2,696,553
	Industrial Gases	—	409,921	—	409,921
	Industrial Machinery	1,587,001	3,230,619	—	4,817,620
	Internet Retail	—	2,106,648	—	2,106,648
	Internet Software & Services	1,051,159	1,446,849	—	2,498,008
	Investment Banking & Brokerage	441,626	180,285	—	621,911
	IT Consulting & Other Services	1,564,542	3,172,431	—	4,736,973
	Life Sciences Tools & Services	3,076,498	3,758,774	—	6,835,272
	Oil & Gas Equipment & Services	708,906	1,136,805	—	1,845,711
	Oil & Gas Exploration & Production	847,970	1,586,915	—	2,434,885
	Other Diversified Financial Services	—	100,958	—	100,958
	Packaged Foods & Meats	469,548	400,345	—	869,893
	Personal Products	550,369	214,708	5,052	770,129
	Pharmaceuticals	251,931	2,904,369	—	3,156,300
	Property & Casualty Insurance	—	495,073	—	495,073
	Regional Banks	1,509,155	326,109	—	1,835,264
	Research & Consulting Services	3,325,074	1,917,689	—	5,242,763
	Restaurants	1,467,886	603,137	—	2,071,023
	Semiconductor Equipment	663,930	1,338,263	—	2,002,193
	Semiconductors	12,415,870	3,197,902	—	15,613,772
	Soft Drinks	—	192,901	—	192,901
	Specialized Consumer Services	—	306,697	—	306,697
	Specialized Finance	2,583,261	416,052	—	2,999,313
	Specialty Chemicals	845,874	1,039,623	—	1,885,497
	Steel	—	340,407	—	340,407
	Systems Software	1,317,693	1,601,918	—	2,919,611
	Textiles	—	448,973	—	448,973
	Thrifts & Mortgage Finance	916,648	733,159	—	1,649,807
	Trading Companies & Distributors	3,752,818	2,263,616	—	6,016,434
	Other	14,584,068	—	—	14,584,068
Preferred Stocks		431,902	—	—	431,902
Limited Partnership Interest		222,000	—	—	222,000
Warrants		—	7,200	—	7,200
Rights		971	—	—	971
Short-Term Investments		—	9,043,000	—	9,043,000

Spot Currency Contracts		381	—	—	381

		$90,709,684	$83,798,415	$26,762	$174,534,861

Global Science & Technology Fund
Assets
Common Stocks	Advertising	$—	$1,233,259	$—	$1,233,259
	Application Software	2,442,570	495,257	—	2,937,827
	Computer Storage & Peripherals	660,526	515,530	—	1,176,056
	Data Processing & Outsourced Services	2,261,265	2,311,228	—	4,572,493
	Drug Retail	—	1,237,650	—	1,237,650
	Education Services	424,700	827,790	—	1,252,490
	Electronic Equipment & Instruments	—	572,254	—	572,254
	Health Care Equipment	1,989,551	2,046,644	—	4,036,195
	Health Care Facilities	693,280	1,625,646	—	2,318,926
	Health Care Technology	—	541,827	—	541,827
	Home Entertainment Software	915,410	470,638	—	1,386,048
	Internet Software & Services	2,508,369	740,895	2,350	3,251,614
	Life Sciences Tools & Services	1,661,571	1,076,229	—	2,737,800
	Semiconductors	10,159,753	763,995	—	10,923,748
	Specialized Finance	—	378,575	—	378,575
	Systems Software	1,965,948	869,820	—	2,835,768
	Other	14,816,539	—	—	14,816,539
Preferred Stocks		—	—	702,955	702,955
Limited Partnership Interest		—	—	383,722	383,722
Corporate Bonds		—	—	27,324	27,324
Warrants		—	12,870	—	12,870
Rights		1,408	—	—	1,408
Short-Term Investments		—	2,343,000	—	2,343,000

		$40,500,890	$18,063,107	$1,116,351	$59,680,348

Liabilities
Spot Currency Contracts		$(4,971)	$—	$—	$(4,971)

		$(4,971)	$—	$—	$(4,971)

Heritage Growth Fund
Assets
Common Stocks	Apparel Retail	$2,749,231	$652,914	$—	$3,402,145
	Thrifts & Mortgage Finance	2,265,992	823,774	—	3,089,766
	Other	64,188,896	—	—	64,188,896
Short-Term Investments		—	1,484,000	—	1,484,000

		$69,204,119	$2,960,688	$—	$72,164,807

Heritage Value Fund
Assets
Short-Term Investments		$—	$1,646,000	$—	$1,646,000

		$—	$1,646,000	$—	$1,646,000

International Growth Fund
Assets
Common Stocks	Aerospace & Defense	$—	$5,497,971	$—	$5,497,971
	Air Freight & Logistics	—	928,350	—	928,350
	Aluminum	—	1,792,088	—	1,792,088

	Apparel Retail	—	3,200,281	—	3,200,281
	Apparel, Accessories & Luxury Goods	3,049,626	9,471,666	—	12,521,292
	Application Software	—	3,219,491	—	3,219,491
	Asset Management & Custody Banks	2,741,349	1,259,521	—	4,000,870
	Automotive Retail	—	548,155	—	548,155
	Brewers	—	1,455,528	—	1,455,528
	Casinos & Gaming	—	2,703,949	—	2,703,949
	Coal & Consumable Fuels	—	3,483,935	—	3,483,935
	Communications Equipment	64,890	1,042,190	—	1,107,080
	Construction & Farm Machinery & Heavy Trucks	—	1,907,976	—	1,907,976
	Construction Materials	1,569,508	6,974,479	—	8,543,987
	Data Processing & Outsourced Services	—	3,484,340	—	3,484,340
	Distributors	—	458,087	—	458,087
	Diversified Banks	1,460,084	6,535,811	—	7,995,895
	Electrical Components & Equipment	—	2,787,240	—	2,787,240
	Electronic Components	—	1,087,211	—	1,087,211
	Electronic Equipment & Instruments	—	3,640,493	—	3,640,493
	Environmental & Facilities Services	—	1,143,097	—	1,143,097
	Food Retail	2,568,919	4,647,627	—	7,216,546
	Gold	—	3,672,670	—	3,672,670
	Health Care Equipment	1,500,305	6,208,820	—	7,709,125
	Health Care Supplies	—	1,127,305	—	1,127,305
	Health Care Technology	—	1,919,514	—	1,919,514
	Industrial Gases	—	1,788,184	—	1,788,184
	Industrial Machinery	2,539,928	8,162,457	—	10,702,385
	Internet Retail	—	5,418,458	—	5,418,458
	Internet Software & Services	—	2,583,607	—	2,583,607
	IT Consulting & Other Services	—	436,730	—	436,730
	Life Sciences Tools & Services	—	2,044,260	—	2,044,260
	Oil & Gas Equipment & Services	1,120,614	4,376,251	—	5,496,865
	Oil & Gas Exploration & Production	3,081,924	6,243,962	—	9,325,886
	Packaged Foods & Meats	1,082,634	380,976	—	1,463,610
	Personal Products	2,892,805	1,651,682	—	4,544,487
	Pharmaceuticals	—	954,184	—	954,184
	Precious Metals & Minerals	—	1,216,034	—	1,216,034
	Research & Consulting Services	—	3,736,537	—	3,736,537
	Semiconductor Equipment	—	1,030,363	—	1,030,363
	Semiconductors	—	1,246,144	—	1,246,144
	Specialized Finance	2,290,499	10,513,977	—	12,804,476
	Specialty Chemicals	—	2,247,538	—	2,247,538
	Steel	—	750,552	—	750,552
	Systems Software	—	4,056,985	—	4,056,985
	Thrifts & Mortgage Finance	1,761,750	5,256,742	—	7,018,492
	Other	9,397,832	—	—	9,397,832
Preferred Stocks		2,303,554	—	—	2,303,554
Limited Partnership Interest		1,093,609	—	—	1,093,609
Rights		6,550	—	—	6,550

Short-Term Investments		—	1,998,000	—	1,998,000
Spot Currency Contracts		3,323	—	—	3,323

		$40,529,703	$146,291,418	$—	$186,821,121

International Opportunities Fund
Assets
Common Stocks	Air Freight & Logistics	$428,087	$5,219,719	$—	$5,647,806
	Apparel, Accessories & Luxury Goods	524,261	7,113,440	—	7,637,701
	Application Software	378,108	1,401,760	—	1,779,868
	Asset Management & Custody Banks	450,948	417,301	—	868,249
	Auto Parts & Equipment	440,635	412,979	43,947	897,561
	Biotechnology	1,991,246	517,696	—	2,508,942
	Communications Equipment	701,064	—	—	701,064
	Construction & Engineering	556,102	4,100,736	—	4,656,838
	Construction & Farm Machinery & Heavy Trucks	278,769	1,784,444	—	2,063,213
	Consumer Finance	1,178,875	—	—	1,178,875
	Education Services	423,466	—	7,442	430,908
	Electrical Components & Equipment	736,696	2,702,142	—	3,438,838
	Electronic Equipment & Instruments	630,111	189,017	—	819,128
	Food Retail	207,215	1,695,597	—	1,902,812
	Health Care Equipment	600,876	2,816,651	—	3,417,527
	Health Care Services	661,131	—	—	661,131
	Home Entertainment Software	266,343	—	—	266,343
	Home Improvement Retail	557,214	—	—	557,214
	Hotels, Resorts & Cruise Lines	284,024	—	—	284,024
	Industrial Machinery	1,172,790	4,318,777	—	5,491,567
	Internet Software & Services	109,447	1,621,249	—	1,730,696
	Life Sciences Tools & Services	547,899	4,115,013	—	4,662,912
	Managed Health Care	692,637	—	—	692,637
	Oil & Gas Drilling	478,705	—	—	478,705
	Oil & Gas Equipment & Services	838,476	921,565	—	1,760,041
	Oil & Gas Exploration & Production	2,453,397	3,371,328	—	5,824,725
	Packaged Foods & Meats	752,875	1,045,021	—	1,797,896
	Personal Products	724,174	609,385	8,586	1,342,145
	Pharmaceuticals	1,543,364	2,893,896	—	4,437,260
	Regional Banks	911,399	—	—	911,399
	Restaurants	871,683	1,070,837	747	1,943,267
	Semiconductors	848,452	2,269,499	—	3,117,951
	Specialized Finance	773,168	1,848,175	—	2,621,343
	Specialty Chemicals	663,000	981,171	—	1,644,171
	Specialty Stores	716,714	—	—	716,714
	Systems Software	517,746	2,880,553	—	3,398,299
	Thrifts & Mortgage Finance	1,853,661	1,486,733	—	3,340,394
	Trading Companies & Distributors	406,419	1,027,403	—	1,433,822
	Other	—	29,596,235	—	29,596,235
Preferred Stocks		1,066,095	—	—	1,066,095
Limited Partnership Interest		764,560	—	—	764,560

Rights		1,069	—	—	1,069
Short-Term Investments		—	3,173,000	—	3,173,000
Spot Currency Contracts		194	—	—	194

		$30,003,095	$91,601,322	$60,722	$121,665,139

Micro Cap Fund
Assets
Common Stocks	Air Freight & Logistics	$—	$3,405,775	$—	$3,405,775
	Apparel, Accessories & Luxury Goods	2,983,400	4,509,793	—	7,493,193
	Asset Management & Custody Banks	9,299,129	3,155,766	—	12,454,895
	Data Processing & Outsourced Services	2,501,786	1,421,170	—	3,922,956
	Health Care Equipment	12,895,406	4,518,304	—	17,413,710
	Health Care Technology	3,076,570	1,973,136	—	5,049,706
	Industrial Machinery	2,422,861	2,038,008	—	4,460,869
	IT Consulting & Other Services	3,424,370	1,437,923	—	4,862,293
	Life Sciences Tools & Services	8,657,109	3,402,053	—	12,059,162
	Semiconductors	25,865,924	2,710,055	—	28,575,979
	Specialized Finance	—	2,310,301	582,120	2,892,421
	Thrifts & Mortgage Finance	2,543,625	2,905,037	—	5,448,662
	Other	147,590,614	—	—	147,590,614
Preferred Stocks		2,476,565	—	—	2,476,565
Warrants		—	94,816	—	94,816
Short-Term Investments		—	5,787,000	—	5,787,000

		$223,737,359	$39,669,137	$582,120	$263,988,616

Liabilities
Spot Currency Contracts		$(37)	$—	$—	$(37)

		$(37)	$—	$—	$(37)

Micro Cap Value Fund
Assets
Common Stocks	Apparel, Accessories & Luxury Goods	$—	$2,950,842	$—	$2,950,842
	Application Software	4,378,186	1,174,237	—	5,552,423
	Asset Management & Custody Banks	2,311,200	1,532,130	—	3,843,330
	Communications Equipment	1,093,917	1,098,733	—	2,192,650
	Data Processing & Outsourced Services	2,686,250	939,871	—	3,626,121
	Department Stores	—	1,471,491	—	1,471,491
	Distillers & Vintners	—	1,087,676	—	1,087,676
	Diversified Banks	—	2,268,298	226,668	2,494,966
	Electrical Components & Equipment	693,000	1,129,732	—	1,822,732
	Gas Utilities	—	1,666,695	—	1,666,695
	IT Consulting & Other Services	—	771,608	—	771,608
	Life Sciences Tools & Services	—	749,943	—	749,943
	Oil & Gas Exploration & Production	2,235,664	1,316,105	—	3,551,769
	Pharmaceuticals	—	2,500,218	—	2,500,218
	Regional Banks	8,566,095	2,002,549	—	10,568,644

	Restaurants	—	1,518,934	—	1,518,934
	Semiconductor Equipment	—	1,351,942	—	1,351,942
	Specialized Finance	3,993,891	—	158,382	4,152,273
	Systems Software	3,477,032	1,884,610	—	5,361,642
	Textiles	—	1,978,524	—	1,978,524
	Thrifts & Mortgage Finance	4,854,450	1,758,193	—	6,612,643
	Water Utilities	—	1,263,317	—	1,263,317
	Other	80,985,867	—	—	80,985,867
Warrants		—	19,890	—	19,890
Short-Term Investments		—	34,542,000	—	34,542,000
Spot Currency Contracts		975	—	—	975

		$115,276,527	$66,977,538	$385,050	$182,639,115

Small Cap Growth
Assets
Common Stocks	Air Freight & Logistics	$—	$14,781,377	$—	$14,781,377
	Aluminum	—	7,322,893	—	7,322,893
	Apparel, Accessories & Luxury Goods	7,132,885	14,712,290	—	21,845,175
	Data Processing & Outsourced Services	—	11,069,071	—	11,069,071
	Environmental & Facilities Services	13,186,843	6,222,023	—	19,408,866
	Health Care Equipment	14,947,244	—	226,831	15,174,075
	Health Care Services	13,251,965	—	3,628	13,255,593
	Human Resource & Employment Services	—	9,584,388	—	9,584,388
	Industrial Machinery	—	6,635,673	—	6,635,673
	Life Sciences Tools & Services	34,546,119	6,729,856	—	41,275,975
	Oil & Gas Equipment & Services	25,337,600	5,265,804	—	30,603,404
	Oil & Gas Exploration & Production	2,684,718	15,659,246	—	18,343,964
	Other Diversified Financial Services	—	2,583,207	—	2,583,207
	Pharmaceuticals	2,900,401	3,901,076	—	6,801,477
	Other	676,965,205	—	—	676,965,205
Preferred Stocks		—	—	3,417,258	3,417,258
Limited Partnership Interest		—	—	4,833,490	4,833,490
Warrants	Life Sciences Tools & Services	—	—	11	11
	Pharmaceuticals	—	46,058	—	46,058
Rights		—	—	214,781	214,781
Short-Term Investments		—	26,774,000	—	26,774,000

		$790,952,980	$131,286,962	$8,695,999	$930,935,941

Small Cap Value Fund
Assets
Common Stocks	Air Freight & Logistics	$—	$3,542,028	$—	$3,542,028
	Diversified Banks	357,681	2,219,151	—	2,576,832
	Electrical Components & Equipment	1,249,133	2,342,972	—	3,592,105
	Footwear	—	424,448	—	424,448
	IT Consulting & Other Services	—	982,492	—	982,492
	Oil & Gas Equipment & Services	2,754,895	956,972	—	3,711,867

	Oil & Gas Exploration & Production	6,139,440	1,020,087	—	7,159,527
	Regional Banks	7,709,704	1,719,882	—	9,429,586
	Steel	3,108,527	1,329,275	—	4,437,802
	Thrifts & Mortgage Finance	2,035,606	2,468,148	—	4,503,754
	Other	163,339,821	—	—	163,339,821
Short-Term Investments		—	572,000	—	572,000

		$186,694,807	$17,577,455	$—	$204,272,262

Liabilities
Spot Currency Contracts		$(742)	$—	$—	$(742)

		$(742)	$—	$—	$(742)

Strategic Income Fund
Assets
Common Stocks	Data Processing & Outsourced Services	$1,194,933	$308,448	$—	$1,503,381
	Diversified REITs	192,698	177,857	—	370,555
	Life Sciences Tools & Services	—	228,399	—	228,399
	Other	13,436,927	—	—	13,436,927
Preferred Stocks		5,324	—	—	5,324
Exchange Traded Funds		565,223	—	—	565,223
Limited Liability Company Membership Interest		—	—	234,155	234,155
Limited Partnership Interest	Asset Management & Custody Banks	—	166,024	—	166,024
	Oil & Gas Storage & Transportation	189,197	—	—	189,197
Royalty Interest		—	—	—	—
Corporate Bonds		—	—	22,993	22,993
Warrants		—	—	—	—
Call Options Purchased		9,600	—	—	9,600
Short-Term Investments		—	370,000	—	370,000

		$15,593,902	$1,250,728	$257,148	$17,101,778

Liabilities
Securities Sold Short		$(57,197)	$—	$—	$(57,197)
Spot Currency Contracts		(18)	—	—	(18)

		$(57,215)	$—	$—	$(57,215)

Ultra Growth Fund
Assets
Common Stocks	Air Freight & Logistics	$—	$1,504,536	$—	$1,504,536
	Aluminum	—	753,970	—	753,970
	Apparel, Accessories & Luxury Goods	—	1,993,857	—	1,993,857
	Auto Parts & Equipment	—	551,152	—	551,152
	Data Processing & Outsourced Services	1,026,046	1,428,390	—	2,454,436
	Diversified Banks	1,565,664	3,919,316	—	5,484,980
	Health Care Equipment	7,036,515	1,405,395	151,221	8,593,131
	Health Care Services	2,174,308	—	1,089	2,175,397
	Industrial Machinery	—	1,300,249	—	1,300,249
	Internet Software & Services	1,501,238	—	32,900	1,534,138
	IT Consulting & Other Services	5,266,612	1,034,506	—	6,301,118
	Life Sciences Tools & Services	2,681,634	657,342	—	3,338,976

	Oil & Gas Exploration & Production	1,049,086	641,601	—	1,690,687
	Personal Products	—	—	504	504
	Regional Banks	—	643,404	—	643,404
	Research & Consulting Services	2,414,661	683,570	—	3,098,231
	Specialized Finance	3,782,707	1,316,462	—	5,099,169
	Thrifts & Mortgage Finance	—	1,762,719	—	1,762,719
	Other	59,481,769	—	—	59,481,769
Preferred Stocks		—	—	1,436,770	1,436,770
Limited Partnership Interest		—	—	4,449,771	4,449,771
Warrants		—	38,224	—	38,224
Rights		1,634	—	—	1,634
Short-Term Investments		—	626,000	—	626,000

		$87,981,874	$20,260,693	$6,072,255	$114,314,822

Wasatch-1st Source Income Equity Fund
Assets
Common Stocks		$1,464,117,195	$—	$—	$1,464,117,195
Short-Term Investments		—	27,792,000	—	27,792,000

		$1,464,117,195	$27,792,000	$—	$1,491,909,195

Wasatch-1st Source Long/Short Fund
Assets
Common Stocks		$205,889,080	$—	$—	$205,889,080
Preferred Stocks		5,631,750	—	—	5,631,750
Limited Partnership Interest		1,441,026	—	—	1,441,026
Short-Term Investments		—	73,659,000	—	73,659,000

		$212,961,856	$73,659,000	$—	$286,620,856

Liabilities
Call Options Written		$(389,500)	$—	$—	$(389,500)
Securities Sold Short		(28,618,062)	—	—	(28,618,062)

		$(29,007,562)	$—	$—	$(29,007,562)

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$170,132,233	$—	$170,132,233
Short-Term Investments		—	808,000	—	808,000

		$—	$170,940,233	$—	$170,940,233

Wasatch-1st Source Income Fund
Assets
Asset Backed Securities		$—	$3,174,800	$—	$3,174,800
Collateralized Mortgage Obligations		—	34,243,273	—	34,243,273
Corporate Bonds		—	35,244,223	—	35,244,223
Municipal Bonds		—	1,226,929	—	1,226,929
Mutual Funds		832,568	—	—	832,568
Exchange Traded Funds		1,301,520	—	—	1,301,520
U.S. Government Agency Securities		—	32,637,153	—	32,637,153
U.S. Treasury Notes		—	13,908,117	—	13,908,117
U.S. Treasury Inflation Protected Bonds		—	3,509,841	—	3,509,841
Preferred Stocks		968,763	—	—	968,763
Short-Term Investments		—	1,578,000	—	1,578,000

		$3,102,851	$125,522,336	$—	$128,625,187

The following transfers from Level 1 to Level 2 were the result of foreign securities fair valued pursuant to a systematic fair valuation model on June 30, 2010:

Fund	Market Value
Emerging Markets Small Cap Fund	$59,777,206
Global Opportunities Fund	57,504,224
Global Science & Technology Fund	8,408,947
International Growth Fund	101,392,560
International Opportunities Fund	64,259,179
Ultra Growth Fund	12,142,243

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2010:

Fund	Market Value Beginning Balance 9/30/2009	Purchases at Cost/ Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized appreciation (depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2010	Net Change in Unrealized appreciation (depreciation) on Investments Held at 6/30/2010
Core Growth Fund
Common Stocks	$7,304,498	$(10)	$(17)	$(487,298)	$—	$(6,817,173)	$—	$—

Emerging Markets Small Cap Fund
Common Stocks	114,864	—	—	(114,566)	—	—	298	(114,566)

Global Opportunities Fund
Common Stocks	140,400	—	—	16,762	—	(130,400)	26,762	16,762

Global Science & Technology Fund
Common Stocks	192,172	(60,330)	22,251	29,187	—	(180,930)	2,350	196
Preferred Stocks	953,065	—	(139,219)	(110,891)	—	—	702,955	(250,109)
Limited Partnership Interest	339,596	15,000	—	29,126	—	—	383,722	29,126
Corporate Bonds	—	27,324	—	—	—	—	27,324	—

	1,484,833	(18,006)	(116,968)	(52,578)	—	(180,930)	1,116,351	(220,787)

International Opportunities Fund
Common Stocks	363,405	—	—	(302,683)	—	—	60,722	(302,683)

Micro Cap Fund
Common Stocks	2,645,451	(558,103)	196,343	(256,820)	—	(1,444,751)	582,120	(529,760)

Micro Cap Value Fund
Common Stocks	2,403,636	(576,423)	27,048	(179,281)	—	(1,289,930)	385,050	(163,581)

Small Cap Growth Fund
Common Stocks	1,045,515	—	—	298,515	—	(1,113,571)	230,459	32,404
Preferred Stocks	3,037,223	117,264	(3,060,778)	3,323,549	—	—	3,417,258	262,771
Limited Partnership Interest	4,205,345	255,000	—	373,145	—	—	4,833,490	373,145
Convertible Note	113,374	(113,374)	—	—	—	—	—	—
Warrants	11	—	—	—	—		11	—
Rights	—	—	—	214,781	—	—	214,781	214,781

	8,401,468	258,890	(3,060,778)	4,209,990	—	(1,113,571)	8,695,999	883,101

Small Cap Value Fund
Common Stocks	6,894,351	(1,844,167)	276,309	(970,360)	—	(4,356,133)	—	—

Strategic Income Fund
Common Stocks	162,680	—	—	(10,853)	—	(151,827)	—	—
Limited Liability Company Member-ship
Interest	—	587,144	—	(352,989)	—	—	234,155	(352,989)
Corporate Bonds	—	(11,041)	80	10,961	22,993	—	22,993	170

	162,680	576,103	80	(352,881)	22,993	(151,827)	257,148	(352,819)

Ultra Growth Fund
Common Stocks	759,246	—	(2,531)	172,991	—	(743,992)	185,714	24,345
Preferred Stocks	1,523,113	—	—	(86,343)	—	—	1,436,770	(86,343)
Limited Partnership Interest	3,865,754	240,000	—	344,017	—	—	4,449,771	344,017

	6,148,113	240,000	(2,531)	430,665	—	(743,992)	6,072,255	282,019

Wasatch-1st Source Income Fund
Municipal Bonds	1,578,555	(1,650,000)	—	71,445	—	—	—	—

10. SUBSEQUENT EVENTS

Liquidation of Wasatch Heritage Value Fund – The Heritage Value Fund was liquidated on July 15, 2010 pursuant to a plan of liquidation approved by the Board of Trustees of the Wasatch Funds Trust on May 12, 2010.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 20, 2010

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: August 20, 2010